UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee Guggenheim Variable Funds Trust 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2020

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(SMid Cap Value Series) (formerly, Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your contract or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the insurance company that you wish to receive paper copies of reports by following the instructions provided by the insurance company. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

GuggenheimInvestments.com	GVFT-SEMI-0620x1220

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
SERIES A (STYLEPLUS—LARGE CORE SERIES)	9
SERIES B (LARGE CAP VALUE SERIES)	17
SERIES D (WORLD EQUITY INCOME SERIES)	23
SERIES E (TOTAL RETURN BOND SERIES)	30
SERIES F (FLOATING RATE STRATEGIES SERIES)	47
SERIES J (STYLEPLUS—MID GROWTH SERIES)	58
SERIES N (MANAGED ASSET ALLOCATION SERIES)	66
SERIES O (ALL CAP VALUE SERIES)	73
SERIES P (HIGH YIELD SERIES)	80
SERIES Q (SMALL CAP VALUE SERIES)	93
SERIES V (SMID CAP VALUE SERIES)	100
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	107
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	115
SERIES Z (ALPHA OPPORTUNITY SERIES)	122
NOTES TO FINANCIAL STATEMENTS	138
OTHER INFORMATION	160
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	167
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	172
LIQUIDITY RISK MANAGEMENT PROGRAM	175

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2020

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2020.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
Guggenheim Partners Investment Management, LLC

July 31, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Series StylePlus Funds may not be suitable for all investors. Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Investments in small-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile than if they had not been leveraged. ● The Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle. ● The Funds may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Funds may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Funds’ exposure to high yield securities may subject the Funds to greater volatility. ● The Funds may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Funds may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Value Funds may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money. The intrinsic value of the underlying stocks may never be realized or the stocks may decline in value. Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

June 30, 2020

The Series D (World Equity Income Series) may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risks). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ● The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series E (Total Return Bond Series) may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series F (Floating Rate Strategies Series) may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series N (Managed Asset Allocation Series) may not be suitable for all investors. ● The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Fund’s other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. The Investment Manager may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series P (High Yield Series) may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

June 30, 2020

offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Z (Alpha Opportunity Series) may not be suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ● In certain circumstances the Fund may be subject to liquidity risk and it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ● In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ● The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● Please read the prospectus for more detailed information regarding these and other risks.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2020

The six-month period ended June 30, 2020, was an unprecedented time for markets. It was marked by extreme volatility, resulting from the COVID-19 pandemic, tempered by a swift and aggressive monetary policy response by the U.S. Federal Reserve (the “Fed”) and sweeping fiscal support that cushioned downside risk for the economy and especially for markets.

The mere announcement of the Fed’s Primary and Secondary Market Corporate Credit Facilities on March 23, 2020 and June 15, 2020, respectively, caused credit spreads, which had blown out dramatically, to stabilize and then tighten as the market interpreted the move as a backstop against defaults, with most credits trading in their 80th percentile since. With credit markets shored up, equity markets have regained almost all of their lost ground. The Standard & Poor’s 500® (“S&P 500®”) index, which began the year at 3,230, peaked at 3,386 on February 19, 2020 before plummeting to 2,237 on March 23, 2020, the day of the Fed’s first announced facility. By June 30, 2020, the index had recovered to 3,100. The total return for the six-months ended June 30, 2020 was -3.08%.

The U.S. budget deficit is approaching 25% of Gross Domestic Product (“GDP”), the highest since World War II, and the Fed has promised to use all available tools, including powerful new emergency credit market facilities, to support the recovery. But even this policy response cannot force consumers to spend, or businesses to invest, amid staggering uncertainty. Moreover, future rounds of fiscal stimulus may be needed to avoid a series of fiscal cliffs as temporary measures expire. Future stimulus could also be more politically contentious, especially with the November election approaching, social unrest increasing and markets cheering sequential improvement in the economic data. And as the events of the global financial crisis and the ensuing European debt crisis illustrated, the persistence of macro stress means the risk of a systemic credit event is elevated. As fragility builds, we are watching developments in emerging markets particularly closely as a potential catalyst for a broader, systemic shock.

Meanwhile, joblessness has surged, with the fall in U.S. employment in April 2020 alone representing a 40 standard deviation shock, erasing jobs gained during the preceding 21 years. Rehiring activity turned the labor market tide in May and June 2020, but as personal, small business and corporate bankruptcies mount, permanent damage is being done to the productive capacity of the economy, which may stunt a recovery.

Overshadowing everything is the COVID-19 pandemic, which caused a steeper plunge in U.S. output and employment in two months (in both cases roughly 16% un-annualized) than during the first two years of the Great Depression. Real GDP leads core inflation by about 18 months, suggesting that inflation may also fall sharply in coming quarters. Reopening measures have supported a strong uptick in economic activity since April, but we do not expect a genuine recovery will be possible until a vaccine has been developed, tested, approved, produced and administered across the globe. In the meantime, keeping the infection rate in check will require social distancing measures that stymie economic activity. Indeed, the premature easing of lockdowns and a lax adherence to social distancing guidelines are resulting in a resurgence of new infections in the United States, reflecting the combination of millions of cases and limited testing and tracing capabilities. Recent trends do not bode well for the fall, when the start of the school year could boost social interactions and the return of flu season might strain healthcare capacity.

For the six months ended June 30, 2020, the S&P 500® Index* returned -3.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -11.34%. The return of the MSCI Emerging Markets Index* was -9.78%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 6.14% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -3.80%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.60% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2020

Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Morningstar Long/Short Equity Category Average represents long-short portfolios which hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through exchange traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth value.

Russell 1000® Value Index: A measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2019 and ending June 30, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2019	Ending Account Value June 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.90%	(3.77%)	$ 1,000.00	$ 962.30	$ 4.39
Series B (Large Cap Value Series)	0.80%	(17.81%)	1,000.00	821.90	3.62
Series D (World Equity Income Series)	0.90%	(10.38%)	1,000.00	896.20	4.24
Series E (Total Return Bond Series)	0.78%	8.18%	1,000.00	1,081.80	4.04
Series F (Floating Rate Strategies Series)	1.22%	(5.47%)	1,000.00	945.30	5.90
Series J (StylePlus—Mid Growth Series)	0.90%	0.53%	1,000.00	1,005.30	4.49
Series N (Managed Asset Allocation Series)	1.02%	(2.18%)	1,000.00	978.20	5.02
Series O (All Cap Value Series)	0.88%	(18.73%)	1,000.00	812.70	3.97
Series P (High Yield Series)	1.15%	(5.78%)	1,000.00	942.20	5.55
Series Q (Small Cap Value Series)	1.14%	(21.55%)	1,000.00	784.50	5.06
Series V (SMid Cap Value Series)	0.91%	(18.04%)	1,000.00	819.60	4.12
Series X (StylePlus—Small Growth Series)	1.06%	(5.62%)	1,000.00	943.80	5.12
Series Y (StylePlus—Large Growth Series)	0.92%	8.27%	1,000.00	1,082.70	4.76
Series Z (Alpha Opportunity Series)	2.01%	(3.97%)	1,000.00	960.30	9.80

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.90%	5.00%	$ 1,000.00	$ 1,020.39	$ 4.52
Series B (Large Cap Value Series)	0.80%	5.00%	1,000.00	1,020.89	4.02
Series D (World Equity Income Series)	0.90%	5.00%	1,000.00	1,020.39	4.52
Series E (Total Return Bond Series)	0.78%	5.00%	1,000.00	1,020.98	3.92
Series F (Floating Rate Strategies Series)	1.22%	5.00%	1,000.00	1,018.80	6.12
Series J (StylePlus—Mid Growth Series)	0.90%	5.00%	1,000.00	1,020.39	4.52
Series N (Managed Asset Allocation Series)	1.02%	5.00%	1,000.00	1,019.79	5.12
Series O (All Cap Value Series)	0.88%	5.00%	1,000.00	1,020.49	4.42
Series P (High Yield Series)	1.15%	5.00%	1,000.00	1,019.14	5.77
Series Q (Small Cap Value Series)	1.14%	5.00%	1,000.00	1,019.19	5.72
Series V (SMid Cap Value Series)	0.91%	5.00%	1,000.00	1,020.34	4.57
Series X (StylePlus—Small Growth Series)	1.06%	5.00%	1,000.00	1,019.59	5.32
Series Y (StylePlus—Large Growth Series)	0.92%	5.00%	1,000.00	1,020.29	4.62
Series Z (Alpha Opportunity Series)	2.01%	5.00%	1,000.00	1,014.87	10.07

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement and affiliated waivers. Excluding these expenses, the net expense ratios for the period would be:

Fund	06/30/20
Series A (StylePlus—Large Core Series)	0.88%
Series B (Large Cap Value Series)	0.80%
Series D (World Equity Income Series)	0.90%
Series E (Total Return Bond Series)	0.77%
Series F (Floating Rate Strategies Series)	1.15%
Series J (StylePlus—Mid Growth Series)	0.90%
Series O (All Cap Value Series)	0.88%
Series P (High Yield Series)	1.07%
Series Q (Small Cap Value Series)	1.14%
Series V (SMid Cap Value Series)	0.91%
Series X (StylePlus—Small Growth Series)	1.03%
Series Y (StylePlus—Large Growth Series)	0.89%
Series Z (Alpha Opportunity Series)	2.00%

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2019 to June 30, 2020.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	28.7%
Guggenheim Variable Insurance Strategy Fund III	28.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.2%
Guggenheim Strategy Fund II	1.0%
Apple, Inc.	0.9%
Microsoft Corp.	0.8%
Amazon.com, Inc.	0.6%
Alphabet, Inc. — Class C	0.5%
Johnson & Johnson	0.4%
Facebook, Inc. — Class A	0.3%
Top Ten Total	85.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series A (StylePlus—Large Core Series)	(3.77%)	6.48%	10.06%	12.75%
S&P 500 Index	(3.08%)	7.51%	10.73%	13.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
COMMON STOCKS† - 14.9%

Consumer, Non-cyclical - 4.2%
Johnson & Johnson	4,891	$687,821
Eli Lilly & Co.	2,756	452,480
Pfizer, Inc.	13,439	439,455
Amgen, Inc.	1,842	434,454
Medtronic plc	4,544	416,685
UnitedHealth Group, Inc.	1,308	385,794
Gilead Sciences, Inc.	4,180	321,609
Bristol-Myers Squibb Co.	5,226	307,289
Altria Group, Inc.	7,113	279,185
Abbott Laboratories	2,962	270,816
Philip Morris International, Inc.	3,685	258,171
Merck & Company, Inc.	2,966	229,361
McKesson Corp.	1,473	225,988
CVS Health Corp.	3,368	218,819
AbbVie, Inc.	2,054	201,662
Biogen, Inc.*	741	198,255
Cigna Corp.	1,045	196,094
Regeneron Pharmaceuticals, Inc.*	272	169,633
Cardinal Health, Inc.	3,112	162,415
Anthem, Inc.	611	160,681
Alexion Pharmaceuticals, Inc.*	1,418	159,156
Humana, Inc.	409	158,590
Procter & Gamble Co.	1,318	157,593
Molson Coors Beverage Co. — Class B	3,939	135,344
Becton Dickinson and Co.	558	133,513
United Rentals, Inc.*	895	133,391
Vertex Pharmaceuticals, Inc.*	451	130,930
General Mills, Inc.	1,817	112,018
HCA Healthcare, Inc.	1,116	108,319
Kimberly-Clark Corp.	766	108,274
PayPal Holdings, Inc.*	588	102,447
Kraft Heinz Co.	3,198	101,984
Campbell Soup Co.	2,019	100,203
Kroger Co.	2,860	96,811
AmerisourceBergen Corp. — Class A	923	93,011
DaVita, Inc.*	1,173	92,831
JM Smucker Co.	855	90,468
Universal Health Services, Inc. — Class B	957	88,896
Laboratory Corporation of America Holdings*	503	83,553
Tyson Foods, Inc. — Class A	1,354	80,847
Total Consumer, Non-cyclical		8,284,846

Technology - 3.3%
Apple, Inc.	4,605	1,679,904
Microsoft Corp.	7,244	1,474,226
Intel Corp.	7,640	457,101
International Business Machines Corp.	3,253	392,865
Oracle Corp.	5,840	322,777
Cerner Corp.	4,509	309,092
Cognizant Technology Solutions Corp. — Class A	3,968	225,462
QUALCOMM, Inc.	2,410	219,816
Broadcom, Inc.	666	210,196
Seagate Technology plc	4,211	203,854
Applied Materials, Inc.	2,976	179,899
NetApp, Inc.	3,251	144,247
Micron Technology, Inc.*	2,427	125,039
NVIDIA Corp.	304	115,493
HP, Inc.	6,305	109,896
Electronic Arts, Inc.*	769	101,546
KLA Corp.	503	97,824
Adobe, Inc.*	154	67,038
Total Technology		6,436,275

Communications - 2.8%
Amazon.com, Inc.*	444	1,224,916
Alphabet, Inc. — Class C*	661	934,396
Facebook, Inc. — Class A*	2,718	617,176
Verizon Communications, Inc.	10,101	556,868
Comcast Corp. — Class A	11,479	447,452
Cisco Systems, Inc.	9,161	427,269
AT&T, Inc.	11,487	347,252
Booking Holdings, Inc.*	148	235,666
Juniper Networks, Inc.	7,966	182,103
eBay, Inc.	3,324	174,344
Omnicom Group, Inc.	1,833	100,082
Fox Corp. — Class A	3,632	97,410
Walt Disney Co.	722	80,510
Total Communications		5,425,444

Industrial - 1.8%
Caterpillar, Inc.	2,838	359,007
Union Pacific Corp.	2,038	344,565
Norfolk Southern Corp.	1,909	335,163
Garmin Ltd.	2,698	263,055
CSX Corp.	3,519	245,415
Eaton Corporation plc	2,670	233,572
J.B. Hunt Transport Services, Inc.	1,773	213,363
Snap-on, Inc.	1,473	204,025
3M Co.	958	149,438
United Parcel Service, Inc. — Class B	1,299	144,423
FedEx Corp.	1,025	143,725
Emerson Electric Co.	2,262	140,312
Waters Corp.*	644	116,178
TE Connectivity Ltd.	1,213	98,920
Raytheon Technologies Corp.	1,582	97,483
Textron, Inc.	2,778	91,424
Expeditors International of Washington, Inc.	1,179	89,651
Honeywell International, Inc.	564	81,549
Westrock Co.	2,785	78,704
Total Industrial		3,429,972

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
Consumer, Cyclical - 1.4%
Home Depot, Inc.	1,387	$347,457
Cummins, Inc.	1,839	318,625
PACCAR, Inc.	3,084	230,838
Best Buy Company, Inc.	2,607	227,513
General Motors Co.	8,408	212,722
Lowe’s Companies, Inc.	1,401	189,303
Southwest Airlines Co.	4,674	159,758
Whirlpool Corp.	1,171	151,680
DR Horton, Inc.	2,588	143,505
Walmart, Inc.	1,169	140,023
PulteGroup, Inc.	3,542	120,534
Lennar Corp. — Class A	1,884	116,092
Aptiv plc	1,331	103,711
Hanesbrands, Inc.	8,928	100,797
Mohawk Industries, Inc.*	949	96,570
Alaska Air Group, Inc.	2,055	74,514
PVH Corp.	1,438	69,096
Total Consumer, Cyclical		2,802,738

Financial - 1.0%
Bank of America Corp.	11,372	270,085
JPMorgan Chase & Co.	2,431	228,660
Berkshire Hathaway, Inc. — Class B*	1,143	204,037
MetLife, Inc.	5,525	201,773
Visa, Inc. — Class A	951	183,705
Allstate Corp.	1,503	145,776
Mastercard, Inc. — Class A	394	116,506
Western Union Co.	4,918	106,327
Morgan Stanley	1,833	88,534
Ameriprise Financial, Inc.	565	84,772
Travelers Companies, Inc.	718	81,888
U.S. Bancorp	1,408	51,843
Citigroup, Inc.	1,000	51,100
Wells Fargo & Co.	1,839	47,078
Total Financial		1,862,084

Utilities - 0.3%
Exelon Corp.	5,564	201,918
PPL Corp.	6,930	179,071
Consolidated Edison, Inc.	2,352	169,179
Public Service Enterprise Group, Inc.	2,074	101,958
Total Utilities		652,126

Energy - 0.1%
ConocoPhillips	2,937	123,413
Chevron Corp.	890	79,414
Exxon Mobil Corp.	1,679	75,085
Total Energy		277,912

Total Common Stocks
(Cost $27,511,827)		29,171,397

MUTUAL FUNDS† - 81.7%
Guggenheim Strategy Fund III[1]	2,270,814	56,316,178
Guggenheim Variable Insurance Strategy Fund III[1]	2,271,581	56,198,910
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,586,286	45,495,961
Guggenheim Strategy Fund II1	82,749	2,046,388
Total Mutual Funds
(Cost $160,472,700)		160,057,437

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	3,705,751	3,705,751
Total Money Market Fund
(Cost $3,705,751)		3,705,751

Total Investments - 98.5%
(Cost $191,690,278)		$192,934,585
Other Assets & Liabilities, net - 1.5%		3,028,830
Total Net Assets - 100.0%		$195,963,415

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	68	Sep 2020	$10,486,450	$74,911

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index Total Return	0.19% (3 Month USD LIBOR - 1.20%)	At Maturity	07/02/20	24,625	$156,395,838	$29,597,393

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES A (STYLEPLUS—LARGE CORE SERIES)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,171,397	$—	$—	$29,171,397
Mutual Funds	160,057,437	—	—	160,057,437
Money Market Fund	3,705,751	—	—	3,705,751
Futures Contracts**	74,911	—	—	74,911
Total Return Swap Agreements**	—	29,597,393	—	29,597,393
Total Assets	$193,009,496	$29,597,393	$—	$222,606,889

**	This derivative is reported as unrealized appreciation/depreciation at period end.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES A (STYLEPLUS—LARGE CORE SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$12,015,307	$59,005	$(10,080,012)	$(11,823)	$63,911	$2,046,388	82,749	$59,685
Guggenheim Strategy Fund III	61,933,211	584,311	(6,330,471)	(93,034)	222,161	56,316,178	2,270,814	587,371
Guggenheim Ultra Short Duration Fund — Institutional Class	17,010,235	42,609,680	(14,625,998)	16,957	485,087	45,495,961	4,586,286	175,586
Guggenheim Variable Insurance Strategy Fund III	69,062,402	609,161	(13,356,679)	(197,053)	81,079	56,198,910	2,271,581	613,064
	$160,021,155	$43,862,157	$(44,393,160)	$(284,953)	$852,238	$160,057,437		$1,435,706

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $31,217,578)	$32,877,148
Investments in affiliated issuers, at value (cost $160,472,700)	160,057,437
Cash	1,474
Segregated cash with broker	816,000
Unrealized appreciation on OTC swap agreements	29,597,393
Prepaid expenses	7,283
Receivables:
Dividends	264,378
Variation margin on futures contracts	124,270
Interest	538
Fund shares sold	61
Total assets	223,745,982

Liabilities:
Segregated cash due to broker	27,170,000
Payable for:
Securities purchased	230,175
Fund shares redeemed	85,496
Management fees	64,095
Swap settlement	56,047
Distribution and service fees	40,189
Trustees’ fees*	18,167
Fund accounting/administration fees	11,759
Transfer agent/maintenance fees	2,353
Miscellaneous (Note 11)	104,286
Total liabilities	27,782,567
Commitments and contingent liabilities (Note 13)	—
Net assets	$195,963,415

Net assets consist of:
Paid in capital	$170,750,235
Total distributable earnings (loss)	25,213,180
Net assets	$195,963,415
Capital shares outstanding	4,603,762
Net asset value per share	$42.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$418,233
Dividends from securities of affiliated issuers	1,435,706
Interest	31,759
Total investment income	1,885,698

Expenses:
Management fees	721,954
Distribution and service fees	240,651
Transfer agent/maintenance fees	12,593
Fund accounting/administration fees	71,242
Professional fees	32,300
Interest expense	15,549
Trustees’ fees*	10,847
Custodian fees	7,440
Line of credit fees	2,431
Miscellaneous	58,670
Total expenses	1,173,677
Less:
Expenses waived by Adviser	(309,848)
Earnings credits applied	(1,807)
Total waived expenses	(311,655)
Net expenses	862,022
Net investment income	1,023,676

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,232,181)
Investments in affiliated issuers	(284,953)
Swap agreements	(17,480,912)
Futures contracts	1,170,688
Net realized loss	(18,827,358)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,572,576)
Investments in affiliated issuers	852,238
Swap agreements	11,699,705
Futures contracts	59,094
Net change in unrealized appreciation (depreciation)	9,038,461
Net realized and unrealized loss	(9,788,897)
Net decrease in net assets resulting from operations	$(8,765,221)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,023,676	$3,421,328
Net realized gain (loss) on investments	(18,827,358)	10,837,317
Net change in unrealized appreciation (depreciation) on investments	9,038,461	39,670,957
Net increase (decrease) in net assets resulting from operations	(8,765,221)	53,929,602

Distributions to shareholders	—	(15,823,058)

Capital share transactions:
Proceeds from sale of shares	1,948,973	2,928,839
Distributions reinvested	—	15,823,058
Cost of shares redeemed	(15,302,790)	(29,420,471)
Net decrease from capital share transactions	(13,353,817)	(10,668,574)
Net increase (decrease) in net assets	(22,119,038)	27,437,970

Net assets:
Beginning of period	218,082,453	190,644,483
End of period	$195,963,415	$218,082,453

Capital share activity:
Shares sold	49,863	70,822
Shares issued from reinvestment of distributions	—	387,345
Shares redeemed	(375,348)	(709,256)
Net decrease in shares	(325,485)	(251,089)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$44.24	$36.80	$45.50	$38.20	$34.34	$37.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.68	.83	.62	.46	.30
Net gain (loss) on investments (realized and unrealized)	(1.89)	10.06	(3.10)	7.76	4.09	.36
Total from investment operations	(1.67)	10.74	(2.27)	8.38	4.55	.66
Less distributions from:
Net investment income	—	(.91)	(.75)	(.50)	(.32)	(.52)
Net realized gains	—	(2.39)	(5.68)	(.58)	(.37)	(3.33)
Total distributions	—	(3.30)	(6.43)	(1.08)	(.69)	(3.85)
Net asset value, end of period	$42.57	$44.24	$36.80	$45.50	$38.20	$34.34

Total Return[c]	(3.77%)	29.97%	(6.56%)	22.22%	13.34%	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$195,963	$218,082	$190,644	$251,795	$223,705	$218,880
Ratios to average net assets:
Net investment income (loss)	1.06%	1.65%	1.89%	1.48%	1.31%	0.83%
Total expenses[d]	1.22%	1.27%	1.26%	1.12%	0.93%	0.96%
Net expenses[e,f,g]	0.90%	0.95%	0.97%	0.91%	0.93%	0.96%
Portfolio turnover rate	44%	41%	45%	44%	43%	66%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.88%	0.89%	0.91%	0.90%	0.93%	0.96%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20	12/31/19	12/31/18	12/31/17
—	—	0.02%	—

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE	June 30, 2020

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Bank of America Corp.	3.3%
Verizon Communications, Inc.	3.1%
Chevron Corp.	2.9%
Pfizer, Inc.	2.3%
Citigroup, Inc.	2.3%
Johnson & Johnson	2.3%
JPMorgan Chase & Co.	2.2%
Micron Technology, Inc.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
Comcast Corp. — Class A	1.8%
Top Ten Total	24.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series B (Large Cap Value Series)	(17.81%)	(10.70%)	3.93%	9.18%
Russell 1000 Value Index	(16.26%)	(8.84%)	4.64%	10.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 97.8%

Financial - 25.2%
Bank of America Corp.	247,492	$5,877,935
Citigroup, Inc.	78,919	4,032,761
JPMorgan Chase & Co.	40,704	3,828,618
Berkshire Hathaway, Inc. — Class B*	20,208	3,607,330
Allstate Corp.	23,741	2,302,640
Truist Financial Corp.	53,865	2,022,631
Wells Fargo & Co.	78,884	2,019,430
Voya Financial, Inc.	38,150	1,779,697
Morgan Stanley	34,665	1,674,320
MetLife, Inc.	45,139	1,648,476
Equity Commonwealth REIT	49,905	1,606,941
Principal Financial Group, Inc.	37,840	1,571,874
Prudential Financial, Inc.	25,393	1,546,434
Hartford Financial Services Group, Inc.	34,287	1,321,764
Loews Corp.	36,285	1,244,213
Zions Bancorp North America	36,234	1,231,956
Medical Properties Trust, Inc. REIT	65,452	1,230,497
Mastercard, Inc. — Class A	3,197	945,353
Charles Schwab Corp.	27,103	914,455
KeyCorp	64,668	787,656
Regions Financial Corp.	70,117	779,701
American International Group, Inc.	18,813	586,589
BOK Financial Corp.	9,366	528,617
Jones Lang LaSalle, Inc.	4,866	503,436
Howard Hughes Corp.*	9,645	501,058
Gaming and Leisure Properties, Inc. REIT	12,250	423,850
Park Hotels & Resorts, Inc. REIT	30,801	304,622
Total Financial		44,822,854

Consumer, Non-cyclical - 20.1%
Pfizer, Inc.	127,456	4,167,811
Johnson & Johnson	28,659	4,030,315
Humana, Inc.	6,970	2,702,617
McKesson Corp.	16,663	2,556,438
Quest Diagnostics, Inc.	22,092	2,517,604
Alexion Pharmaceuticals, Inc.*	18,567	2,083,960
Tyson Foods, Inc. — Class A	34,884	2,082,924
Archer-Daniels-Midland Co.	52,046	2,076,635
Medtronic plc	21,543	1,975,493
HCA Healthcare, Inc.	18,846	1,829,193
Zimmer Biomet Holdings, Inc.	13,693	1,634,397
Amgen, Inc.	6,861	1,618,235
Merck & Company, Inc.	20,657	1,597,406
Encompass Health Corp.	25,501	1,579,277
Procter & Gamble Co.	9,301	1,112,121
Ingredion, Inc.	13,001	1,079,083
Bunge Ltd.	25,800	1,061,154
Total Consumer, Non-cyclical		35,704,663

Communications - 9.1%
Verizon Communications, Inc.	99,873	5,505,999
Comcast Corp. — Class A	82,304	3,208,210
Cisco Systems, Inc.	46,985	2,191,380
F5 Networks, Inc.*	12,607	1,758,424
Juniper Networks, Inc.	43,590	996,467
Walt Disney Co.	8,284	923,749
T-Mobile US, Inc.*	8,470	882,151
AT&T, Inc.	24,582	743,114
Total Communications		16,209,494

Consumer, Cyclical - 8.8%
Walmart, Inc.	26,728	3,201,480
Home Depot, Inc.	9,875	2,473,786
DR Horton, Inc.	41,818	2,318,808
Southwest Airlines Co.	47,188	1,612,886
PACCAR, Inc.	20,253	1,515,937
Lear Corp.	12,115	1,320,777
LKQ Corp.*	49,954	1,308,795
Penske Automotive Group, Inc.	24,754	958,228
PVH Corp.	14,248	684,616
Macy’s, Inc.	44,265	304,543
Total Consumer, Cyclical		15,699,856

Technology - 8.1%
Micron Technology, Inc.*	72,631	3,741,949
Apple, Inc.	6,977	2,545,209
Skyworks Solutions, Inc.	19,813	2,533,290
Intel Corp.	36,021	2,155,137
Qorvo, Inc.*	13,783	1,523,435
Amdocs Ltd.	15,609	950,276
International Business Machines Corp.	7,456	900,461
Total Technology		14,349,757

Energy - 8.0%
Chevron Corp.	57,407	5,122,427
ConocoPhillips	55,659	2,338,791
Marathon Petroleum Corp.	49,685	1,857,225
Cabot Oil & Gas Corp. — Class A	91,049	1,564,222
Exxon Mobil Corp.	26,250	1,173,900
Marathon Oil Corp.	158,094	967,535
Parsley Energy, Inc. — Class A	56,789	606,506
Range Resources Corp.	107,163	603,328
Total Energy		14,233,934

Utilities - 7.2%
Exelon Corp.	84,432	3,064,037
Public Service Enterprise Group, Inc.	56,473	2,776,213
Duke Energy Corp.	21,954	1,753,905
Pinnacle West Capital Corp.	23,291	1,706,997
Edison International	27,657	1,502,052
NiSource, Inc.	51,045	1,160,764
PPL Corp.	33,862	874,994
Total Utilities		12,838,962

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
Basic Materials - 6.7%
Freeport-McMoRan, Inc.	247,394	$2,862,349
Huntsman Corp.	148,651	2,671,258
Nucor Corp.	38,756	1,604,886
Westlake Chemical Corp.	25,119	1,347,634
Olin Corp.	90,597	1,040,960
Reliance Steel & Aluminum Co.	10,519	998,569
DuPont de Nemours, Inc.	18,012	956,978
Dow, Inc.	9,877	402,586
Total Basic Materials		11,885,220

Industrial - 4.6%
Knight-Swift Transportation Holdings, Inc.	46,371	1,934,134
FedEx Corp.	10,635	1,491,240
Owens Corning	26,430	1,473,737
Lockheed Martin Corp.	2,610	952,441
Valmont Industries, Inc.	7,628	866,693
Johnson Controls International plc	24,247	827,793
General Electric Co.	97,873	668,473
Total Industrial		8,214,511

Total Common Stocks
(Cost $171,430,487)		173,959,251

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	8,470	1,423
Total Rights
(Cost $—)		1,423

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	16,114	1,814,758
Total Exchange-Traded Funds
(Cost $2,092,871)		1,814,758

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	2,284,157	2,284,157
Total Money Market Fund
(Cost $2,284,157)		2,284,157

Total Investments - 100.1%
(Cost $175,807,515)		$178,059,589
Other Assets & Liabilities, net - (0.1)%		(112,907)
Total Net Assets - 100.0%		$177,946,682

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$173,959,251	$—	$—	$173,959,251
Rights	1,423	—	—	1,423
Exchange-Traded Funds	1,814,758	—	—	1,814,758
Money Market Fund	2,284,157	—	—	2,284,157
Total Assets	$178,059,589	$—	$—	$178,059,589

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments, at value (cost $175,807,515)	$178,059,589
Prepaid expenses	695
Receivables:
Dividends	178,727
Interest	98
Fund shares sold	55
Total assets	178,239,164

Liabilities:
Payable for:
Fund shares redeemed	128,308
Management fees	52,229
Distribution and service fees	37,522
Printing fees	31,524
Fund accounting/administration fees	10,980
Trustees’ fees*	5,574
Transfer agent/maintenance fees	2,359
Miscellaneous	23,986
Total liabilities	292,482
Commitments and contingent liabilities (Note 13)	—
Net assets	$177,946,682

Net assets consist of:
Paid in capital	$157,117,787
Total distributable earnings (loss)	20,828,895
Net assets	$177,946,682
Capital shares outstanding	5,338,974
Net asset value per share	$33.33

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends	$3,810,807
Interest	13,518
Total investment income	3,824,325

Expenses:
Management fees	615,680
Distribution and service fees	236,800
Transfer agent/maintenance fees	12,578
Fund accounting/administration fees	70,100
Professional fees	30,089
Trustees’ fees*	11,051
Custodian fees	2,669
Line of credit fees	2,466
Miscellaneous	51,761
Total expenses	1,033,194
Less:
Expenses waived by Adviser	(278,632)
Net expenses	754,562
Net investment income	3,069,763

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,774,650)
Net realized loss	(1,774,650)
Net change in unrealized appreciation (depreciation) on:
Investments	(42,144,321)
Net change in unrealized appreciation (depreciation)	(42,144,321)
Net realized and unrealized loss	(43,918,971)
Net decrease in net assets resulting from operations	$(40,849,208)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,069,763	$4,036,022
Net realized gain (loss) on investments	(1,774,650)	15,885,112
Net change in unrealized appreciation (depreciation) on investments	(42,144,321)	23,033,020
Net increase (decrease) in net assets resulting from operations	(40,849,208)	42,954,154

Distributions to shareholders	—	(17,179,352)

Capital share transactions:
Proceeds from sale of shares	9,574,390	10,450,047
Distributions reinvested	—	17,179,352
Cost of shares redeemed	(17,746,311)	(33,603,539)
Net decrease from capital share transactions	(8,171,921)	(5,974,140)
Net increase (decrease) in net assets	(49,021,129)	19,800,662

Net assets:
Beginning of period	226,967,811	207,167,149
End of period	$177,946,682	$226,967,811

Capital share activity:
Shares sold	261,447	272,332
Shares issued from reinvestment of distributions	—	454,721
Shares redeemed	(519,163)	(863,141)
Net decrease in shares	(257,716)	(136,088)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$40.55	$36.14	$43.36	$39.08	$33.20	$41.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	.72	.65	.48	.50	.61
Net gain (loss) on investments (realized and unrealized)	(7.78)	6.93	(4.42)	5.52	6.48	(2.29)
Total from investment operations	(7.22)	7.65	(3.77)	6.00	6.98	(1.68)
Less distributions from:
Net investment income	—	(.72)	(.58)	(.53)	(.61)	(.47)
Net realized gains	—	(2.52)	(2.87)	(1.19)	(.49)	(6.05)
Total distributions	—	(3.24)	(3.45)	(1.72)	(1.10)	(6.52)
Net asset value, end of period	$33.33	$40.55	$36.14	$43.36	$39.08	$33.20

Total Return[c]	(17.81%)	21.82%	(9.53%)	15.81%	21.41%	(5.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$177,947	$226,968	$207,167	$269,258	$260,692	$233,098
Ratios to average net assets:
Net investment income (loss)	3.24%	1.86%	1.54%	1.17%	1.44%	1.63%
Total expenses[d]	1.09%	1.07%	1.07%	1.02%	0.82%	0.84%
Net expenses[e,f]	0.80%	0.80%	0.80%	0.81%	0.82%	0.84%
Portfolio turnover rate	11%	32%	21%	27%	44%	38%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.80%	0.80%	0.80%	0.79%	0.82%	0.84%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2020, the investment diversification of the Fund by Country was as follows:

Country	% of Long-Term Investments
United States	61.4%
Australia	5.5%
Japan	5.3%
United Kingdom	4.0%
Denmark	3.7%
Switzerland	3.6%
Canada	3.3%
Other	13.2%
Total Long-Term Investments	100.0%

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.7%
Alphabet, Inc. — Class C	1.5%
Roche Holding AG	1.4%
Mastercard, Inc. — Class A	1.3%
Home Depot, Inc.	1.2%
Broadcom, Inc.	1.2%
AbbVie, Inc.	1.2%
Merck & Company, Inc.	1.2%
Top Ten Total	18.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series D (World Equity Income Series)	(10.38%)	(3.29%)	4.67%	6.94%
MSCI World Index	(5.77%)	2.84%	6.90%	9.95%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
COMMON STOCKS† - 98.8%

Consumer, Non-cyclical - 25.8%
Roche Holding AG††	4,500	$1,559,253
AbbVie, Inc.	13,800	1,354,884
Merck & Company, Inc.	16,900	1,306,877
PepsiCo, Inc.	9,500	1,256,470
S&P Global, Inc.	3,500	1,153,180
Procter & Gamble Co.	9,400	1,123,958
Vertex Pharmaceuticals, Inc.*	3,700	1,074,147
Zoetis, Inc.	7,800	1,068,912
Novo Nordisk A/S — Class B††	16,000	1,042,315
ResMed, Inc.	5,100	979,200
Clorox Co.	4,300	943,291
Genmab A/S*,††	2,700	910,379
Medtronic plc	9,700	889,490
Coloplast A/S — Class B††	5,400	841,648
Kimberly-Clark Corp.	5,900	833,965
MarketAxess Holdings, Inc.	1,600	801,472
Intuitive Surgical, Inc.*	1,300	740,779
Hormel Foods Corp.	15,300	738,531
Straumann Holding AG††	800	691,691
WH Group Ltd.††,1	787,100	680,241
Stryker Corp.	3,600	648,684
Sonic Healthcare Ltd.††	28,900	610,388
Johnson & Johnson	4,300	604,709
Philip Morris International, Inc.	8,300	581,498
Colgate-Palmolive Co.	7,600	556,776
Novartis AG††	6,200	540,231
Orion Oyj — Class B††	10,600	514,258
Carl Zeiss Meditec AG††	4,800	467,584
DexCom, Inc.*	1,100	445,940
Cochlear Ltd.††	3,200	420,202
CSL Ltd.††	2,100	417,743
Recordati SpA††	8,300	415,496
Kellogg Co.	5,800	383,148
Hershey Co.	2,900	375,898
Diageo plc††	10,800	358,900
CoStar Group, Inc.*	500	355,335
Sartorius Stedim Biotech††	1,300	329,738
Gilead Sciences, Inc.	3,500	269,290
Nestle S.A.††	1,900	210,685
STERIS plc	1,300	199,472
McCormick & Company, Inc.	1,100	197,351
Amgen, Inc.	800	188,688
Total Consumer, Non-cyclical		29,082,697

Financial - 21.0%
Mastercard, Inc. — Class A	4,800	1,419,360
Simon Property Group, Inc. REIT	14,500	991,510
Intercontinental Exchange, Inc.	10,700	980,120
Australia & New Zealand Banking Group Ltd.††	72,200	936,977
T. Rowe Price Group, Inc.	7,300	901,550
Commonwealth Bank of Australia††	18,500	893,609
Marsh & McLennan Companies, Inc.	8,000	858,960
Cincinnati Financial Corp.	12,900	825,987
Arthur J Gallagher & Co.	8,300	809,167
Westpac Banking Corp.††	64,100	803,538
Invesco Ltd.	70,600	759,656
Extra Space Storage, Inc. REIT	8,200	757,434
Medical Properties Trust, Inc. REIT	39,700	746,360
Zurich Insurance Group AG††	2,100	744,204
Public Storage REIT	3,800	729,182
Sun Hung Kai Properties Ltd.††	54,700	698,840
Annaly Capital Management, Inc. REIT	101,000	662,560
Cboe Global Markets, Inc.	7,100	662,288
Covivio REIT††	8,800	638,565
VEREIT, Inc.	95,500	614,065
AGNC Investment Corp. REIT	45,500	586,950
SmartCentres Real Estate Investment Trust	35,100	540,784
Aozora Bank Ltd.††	29,500	514,396
Legal & General Group plc††	187,300	510,399
H&R Real Estate Investment Trust	70,900	509,869
Visa, Inc. — Class A	2,400	463,608
RioCan Real Estate Investment Trust	39,700	449,308
Mizuho Financial Group, Inc.††	342,300	421,044
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen††	1,600	416,808
Tryg A/S††	14,000	406,742
Orix JREIT, Inc.††	300	395,440
Japan Post Bank Company Ltd.††	46,800	348,062
Everest Re Group Ltd.	1,600	329,920
Nasdaq, Inc.	2,400	286,728
Progressive Corp.	3,500	280,385
Blackstone Group, Inc. — Class A	4,800	271,968
Mitsubishi UFJ Lease & Finance Company Ltd.††	48,500	231,435
Admiral Group plc††	8,000	226,775
Total Financial		23,624,553

Technology - 16.2%
Microsoft Corp.	18,700	3,805,637
Apple, Inc.	9,900	3,611,520
Broadcom, Inc.	4,400	1,388,684
Texas Instruments, Inc.	9,400	1,193,518
RingCentral, Inc. — Class A*	3,200	912,032
MSCI, Inc. — Class A	2,700	901,314
Seagate Technology plc	15,600	755,196
Canon, Inc.††	37,000	738,077
Itochu Techno-Solutions Corp.††	16,100	605,470
salesforce.com, Inc.*	3,200	599,456
Maxim Integrated Products, Inc.	9,700	587,917
Constellation Software, Inc.	500	564,733
Intuit, Inc.	1,900	562,761
Advanced Micro Devices, Inc.*	10,200	536,622
Jack Henry & Associates, Inc.	2,400	441,672
Adobe, Inc.*	800	348,248
ASM Pacific Technology Ltd.††	32,400	342,420
NVIDIA Corp.	500	189,955
ASML Holding N.V.††	500	182,984
Total Technology		18,268,216

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
Communications - 9.9%
Amazon.com, Inc.*	1,100	$3,034,702
Alphabet, Inc. — Class C*	1,181	1,669,473
FactSet Research Systems, Inc.	2,900	952,563
Nippon Telegraph & Telephone Corp.††	40,100	934,308
NTT DOCOMO, Inc.††	27,200	722,106
Facebook, Inc. — Class A*	3,035	689,158
AT&T, Inc.	22,253	672,708
Verizon Communications, Inc.	11,800	650,534
Elisa Oyj††	9,700	590,510
HKT Trust & HKT Ltd.††	336,700	494,121
Singapore Press Holdings Ltd.††	519,000	475,693
Swisscom AG††	500	262,239
Total Communications		11,148,115

Industrial - 6.6%
Boeing Co.	7,000	1,283,100
3M Co.	7,100	1,107,529
Kone Oyj — Class B††	14,500	1,000,479
Waste Management, Inc.	7,500	794,325
Illinois Tool Works, Inc.	4,300	751,855
Packaging Corporation of America	6,100	608,780
United Parcel Service, Inc. — Class B	5,000	555,900
Lennox International, Inc.	2,000	465,980
Republic Services, Inc. — Class A	3,900	319,995
Techtronic Industries Company Ltd.††	29,700	293,883
Honeywell International, Inc.	1,500	216,885
Total Industrial		7,398,711

Utilities - 6.0%
Orsted A/S1	8,300	957,787
National Grid plc††	68,400	834,346
NextEra Energy, Inc.	3,200	768,544
Terna Rete Elettrica Nazionale SpA††	95,500	658,995
Snam SpA††	129,700	632,574
Algonquin Power & Utilities Corp.	44,100	570,267
Canadian Utilities Ltd. — Class A	17,200	428,359
Fortis, Inc.	11,200	426,072
AGL Energy Ltd.††	30,100	356,153
Centrica plc	701,600	334,965
FirstEnergy Corp.	7,400	286,972
Hydro One Ltd.[1]	13,400	252,068
Severn Trent plc††	8,100	247,793
Total Utilities		6,754,895

Consumer, Cyclical - 5.5%
Home Depot, Inc.	5,600	1,402,856
Persimmon plc††	27,800	786,446
Vail Resorts, Inc.	3,800	692,170
Harvey Norman Holdings Ltd.††	232,800	572,393
Costco Wholesale Corp.	1,600	485,136
Yue Yuen Industrial Holdings Ltd.††	302,500	461,114
McDonald’s Corp.	2,400	442,728
Hoshizaki Corp.††	4,800	411,411
Bandai Namco Holdings, Inc.††	7,200	378,994
Sands China Ltd.††	71,600	282,063
ABC-Mart, Inc.††	4,500	263,986
Total Consumer, Cyclical		6,179,297

Energy - 4.0%
Chevron Corp.	14,000	1,249,220
Exxon Mobil Corp.	26,300	1,176,136
Schlumberger Ltd.	50,900	936,051
Targa Resources Corp.	42,800	858,996
Marathon Petroleum Corp.	8,000	299,040
Total Energy		4,519,443

Basic Materials - 2.7%
Rio Tinto plc††	20,900	1,176,062
Fortescue Metals Group Ltd.††	110,900	1,078,331
International Paper Co.	16,500	580,965
Air Products & Chemicals, Inc.	1,100	265,606
Total Basic Materials		3,100,964

Diversified - 1.1%
CK Hutchison Holdings Ltd.††	100,300	649,533
Jardine Matheson Holdings Ltd.††	14,700	613,578
Total Diversified		1,263,111

Total Common Stocks
(Cost $100,825,760)		111,340,002

EXCHANGE-TRADED FUNDS† - 0.4%
SPDR S&P 500 ETF Trust	659	203,209
iShares MSCI EAFE ETF	3,269	198,984
Total Exchange-Traded Funds
(Cost $371,261)		402,193

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	673,972	673,972
Total Money Market Fund
(Cost $673,972)		673,972

Total Investments - 99.8%
(Cost $101,870,993)		$112,416,167
Other Assets & Liabilities, net - 0.2%		259,163
Total Net Assets - 100.0%		$112,675,330

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES D (WORLD EQUITY INCOME SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,890,096 (cost $1,810,898), or 1.7% of total net assets.

[2]	Rate indicated is the 7-day yield as of June 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,096,354	$34,243,648	$—	$111,340,002
Exchange-Traded Funds	402,193	—	—	402,193
Money Market Fund	673,972	—	—	673,972
Total Assets	$78,172,519	$34,243,648	$—	$112,416,167

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments, at value (cost $101,870,993)	$112,416,167
Foreign currency, at value (cost $11,716)	11,769
Prepaid expenses	444
Receivables:
Foreign tax reclaims	279,462
Dividends	167,800
Securities sold	44,917
Fund shares sold	198
Interest	29
Total assets	112,920,786

Liabilities:
Payable for:
Fund shares redeemed	106,956
Management fees	36,655
Printing fees	30,032
Distribution and service fees	23,128
Professional fees	16,134
Fund accounting/administration fees	6,767
Trustees’ fees*	3,847
Transfer agent/maintenance fees	2,503
Miscellaneous	19,434
Total liabilities	245,456
Commitments and contingent liabilities (Note 13)	—
Net assets	$112,675,330

Net assets consist of:
Paid in capital	$108,952,133
Total distributable earnings (loss)	3,723,197
Net assets	$112,675,330
Capital shares outstanding	8,697,826
Net asset value per share	$12.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $119,955)	$1,664,819
Interest	2,823
Total investment income	1,667,642

Expenses:
Management fees	402,432
Distribution and service fees	143,726
Transfer agent/maintenance fees	12,642
Fund accounting/administration fees	42,550
Professional fees	27,550
Trustees’ fees*	10,008
Custodian fees	8,321
Line of credit fees	1,511
Miscellaneous	41,317
Total expenses	690,057
Less:
Expenses waived by Adviser	(174,566)
Net expenses	515,491
Net investment income	1,152,151

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,732,781)
Futures contracts	355,124
Foreign currency transactions	11,058
Net realized loss	(12,366,599)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,733,454)
Futures contracts	452
Foreign currency translations	3,768
Net change in unrealized appreciation (depreciation)	(2,729,234)
Net realized and unrealized loss	(15,095,833)
Net decrease in net assets resulting from operations	$(13,943,682)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,152,151	$3,090,907
Net realized gain (loss) on investments	(12,366,599)	1,990,953
Net change in unrealized appreciation (depreciation) on investments	(2,729,234)	20,186,786
Net increase (decrease) in net assets resulting from operations	(13,943,682)	25,268,646

Distributions to shareholders	—	(10,799,071)

Capital share transactions:
Proceeds from sale of shares	891,231	1,377,569
Distributions reinvested	—	10,799,071
Cost of shares redeemed	(8,030,341)	(18,200,016)
Net decrease from capital share transactions	(7,139,110)	(6,023,376)
Net increase (decrease) in net assets	(21,082,792)	8,446,199

Net assets:
Beginning of period	133,758,122	125,311,923
End of period	$112,675,330	$133,758,122

Capital share activity:
Shares sold	70,158	99,244
Shares issued from reinvestment of distributions	—	796,979
Shares redeemed	(627,601)	(1,309,109)
Net decrease in shares	(557,443)	(412,886)

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$14.45	$12.96	$14.52	$12.98	$12.12	$12.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.33	.33	.33	.37	.36
Net gain (loss) on investments (realized and unrealized)	(1.63)	2.36	(1.47)	1.60	.88	(.43)
Total from investment operations	(1.50)	2.69	(1.14)	1.93	1.25	(.07)
Less distributions from:
Net investment income	—	(.40)	(.42)	(.39)	(.39)	(.41)
Net realized gains	—	(.80)	—	—	—	—
Total distributions	—	(1.20)	(.42)	(.39)	(.39)	(.41)
Net asset value, end of period	$12.95	$14.45	$12.96	$14.52	$12.98	$12.12

Total Return[c]	(10.38%)	21.40%	(8.17%)	15.06%	10.37%	(0.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,675	$133,758	$125,312	$161,111	$159,978	$158,063
Ratios to average net assets:
Net investment income (loss)	2.00%	2.37%	2.29%	2.38%	2.92%	2.88%
Total expenses[d]	1.20%	1.19%	1.17%	1.12%	0.91%	0.96%
Net expenses[e,f]	0.90%	0.90%	0.90%	0.90%	0.91%	0.96%
Portfolio turnover rate	98%	139%	134%	112%	43%	110%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17
0.90%	0.90%	0.90%	0.88%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.2%
Guggenheim Total Return Bond Fund — R6-Class	4.4%
U.S. Treasury Notes, 0.63%	2.7%
U.S. Treasury Notes, 2.38%	2.7%
U.S. Treasury Bonds, due 02/15/50	2.1%
Uniform MBS 30 Year, 2.50%	1.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.4%
U.S. Treasury Notes, 0.50%	1.3%
U.S. Treasury Notes, 2.50%	1.2%
iShares iBoxx High Yield Corporate Bond ETF	1.1%
Top Ten Total	23.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2020

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series E (Total Return Bond Series)	8.18%	9.25%	5.42%	5.06%
Bloomberg Barclays U.S. Aggregate Bond Index	6.14%	8.74%	4.30%	3.82%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	33.3%
AA	7.9%
A	11.9%
BBB	20.2%
BB	3.2%
B	2.9%
CCC	0.4%
CC	0.7%
C	0.3%
NR2	2.2%
Other Instruments	17.0%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value
PREFERRED STOCKS†† - 0.3%

Financial - 0.3%
Public Storage, 4.63%*	14,400	$366,048
Total Preferred Stocks
(Cost $360,000)		366,048

EXCHANGE-TRADED FUNDS† - 6.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	56,990	7,665,155
iShares iBoxx High Yield Corporate Bond ETF	20,120	1,642,194
Total Exchange-Traded Funds
(Cost $8,643,040)		9,307,349

MUTUAL FUNDS† - 5.8%
Guggenheim Total Return Bond Fund — R6-Class[2]	225,941	6,595,220
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	207,594	2,059,328
Total Mutual Funds
(Cost $8,033,743)		8,654,548

MONEY MARKET FUND† - 5.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[3]	7,908,769	7,908,769
Total Money Market Fund
(Cost $7,908,769)		7,908,769

	Face Amount~
CORPORATE BONDS†† - 33.8%
Financial - 12.6%
American International Group, Inc.
3.40% due 06/30/30	660,000	713,567
4.38% due 06/30/50	550,000	636,041
Wells Fargo & Co.
3.07% due 04/30/41[4]	1,100,000	1,147,394
2.57% due 02/11/31[4]	150,000	156,952
Citizens Financial Group, Inc.
3.25% due 04/30/30	1,110,000	1,199,629
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	950,000	1,013,195
Bank of America Corp.
2.59% due 04/29/31[4]	890,000	941,750
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	800,000	816,909
Reinsurance Group of America, Inc.
3.15% due 06/15/30	710,000	736,611
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	733,762
JPMorgan Chase & Co.
2.96% due 05/13/31[4]	230,000	243,934
4.49% due 03/24/31[4]	200,000	243,814
3.11% due 04/22/41[4]	200,000	216,018
Markel Corp.
6.00%[1,4]	660,000	671,550
Citigroup, Inc.
2.57% due 06/03/31[4]	590,000	610,214
Lincoln National Corp.
3.40% due 01/15/31	370,000	401,600
4.38% due 06/15/50	150,000	167,241
BlackRock, Inc.
1.90% due 01/28/31	550,000	561,585
Deloitte LLP
3.56% due 05/07/30†††	500,000	497,870
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	390,000	447,726
Charles Schwab Corp.
5.38%[1,4]	400,000	427,328
First American Financial Corp.
4.00% due 05/15/30	360,000	394,736
Alleghany Corp.
3.63% due 05/15/30	370,000	392,619
Iron Mountain, Inc.
5.25% due 07/15/30[5]	250,000	246,250
5.63% due 07/15/32[5]	125,000	124,738
Goldman Sachs Group, Inc.
3.50% due 04/01/25	300,000	328,952
Prudential plc
3.13% due 04/14/30	300,000	322,590
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	312,313
Ares Finance Company II LLC
3.25% due 06/15/30[5]	300,000	304,950
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	290,000	304,069
Liberty Mutual Group, Inc.
3.95% due 05/15/60[5]	280,000	294,515
Credit Suisse Group AG
4.19% due 04/01/31[4,5]	250,000	284,964
Standard Chartered plc
4.64% due 04/01/31[4,5]	250,000	282,544
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	250,000	260,625
Fifth Third Bancorp
2.55% due 05/05/27	230,000	246,394
HSBC Holdings plc
4.95% due 03/31/30	200,000	240,313
Crown Castle International Corp.
3.30% due 07/01/30	201,000	221,070
NFP Corp.
7.00% due 05/15/25[5]	200,000	210,000
Loews Corp.
3.20% due 05/15/30	190,000	205,327
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	150,000	186,827
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	180,000	178,695
Bank of New York Mellon Corp.
4.70%[1,4]	140,000	145,600

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Nasdaq, Inc.
3.25% due 04/28/50	110,000	$115,139
Ameriprise Financial, Inc.
3.00% due 04/02/25	90,000	97,686
CIT Group, Inc.
3.93% due 06/19/24[4]	100,000	97,010
Aflac, Inc.
3.60% due 04/01/30	70,000	81,462
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	74,915
Assurant, Inc.
1.53% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	62,000	62,000
SBA Communications Corp.
3.88% due 02/15/27[5]	50,000	49,812
Weyerhaeuser Co.
4.00% due 04/15/30	43,000	48,663
Total Financial		18,699,468

Consumer, Non-cyclical - 5.0%
Sysco Corp.
5.95% due 04/01/30	920,000	1,155,618
CoStar Group, Inc.
2.80% due 07/15/30[5]	740,000	757,291
Biogen, Inc.
2.25% due 05/01/30	700,000	705,713
Constellation Brands, Inc.
2.88% due 05/01/30	500,000	529,768
3.75% due 05/01/50	120,000	131,024
Children’s Hospital Corp.
2.59% due 02/01/50	500,000	504,895
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	176,956
4.25% due 03/01/31[5]	75,000	79,522
5.50% due 06/01/50[5]	50,000	53,298
5.00% due 06/04/42	50,000	52,680
4.88% due 10/01/49[5]	50,000	50,916
Altria Group, Inc.
3.40% due 05/06/30	170,000	182,912
2.35% due 05/06/25	150,000	157,622
4.45% due 05/06/50	50,000	54,692
DaVita, Inc.
4.63% due 06/01/30[5]	380,000	378,176
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	295,000	331,707
McCormick & Company, Inc.
2.50% due 04/15/30	300,000	312,950
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	283,000	305,887
Global Payments, Inc.
2.90% due 05/15/30	210,000	220,365
BAT Capital Corp.
4.70% due 04/02/27	190,000	217,158
US Foods, Inc.
6.25% due 04/15/25[5]	200,000	203,500
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[5]	200,000	201,496
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	179,000	199,134
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30	150,000	185,915
Coca-Cola Co.
2.75% due 06/01/60	170,000	171,804
Tenet Healthcare Corp.
4.63% due 06/15/28[5]	75,000	73,065
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[5]	50,000	50,885
ERAC USA Finance LLC
5.25% due 10/01/20[5]	50,000	50,440
Total Consumer, Non-cyclical		7,495,389

Industrial - 4.3%
Boeing Co.
5.15% due 05/01/30	970,000	1,081,579
5.81% due 05/01/50	490,000	578,683
5.71% due 05/01/40	490,000	557,823
FedEx Corp.
4.25% due 05/15/30	602,000	687,561
WRKCo, Inc.
3.00% due 06/15/33	660,000	687,443
BAE Systems plc
3.40% due 04/15/30[5]	400,000	435,667
CNH Industrial Capital LLC
1.95% due 07/02/23	350,000	352,297
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.65% due 07/29/21[5]	300,000	307,060
Owens Corning
3.88% due 06/01/30	270,000	288,289
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	250,000	245,963
Vulcan Materials Co.
3.50% due 06/01/30	190,000	206,972
Rolls-Royce plc
2.38% due 10/14/20[5]	200,000	199,586
GATX Corp.
4.00% due 06/30/30	120,000	128,453
3.50% due 03/15/28	50,000	51,127
Ryder System, Inc.
3.35% due 09/01/25	160,000	170,472
Xylem, Inc.
2.25% due 01/30/31	150,000	150,943
Standard Industries, Inc.
4.38% due 07/15/30[5]	125,000	124,688
Howmet Aerospace, Inc.
6.88% due 05/01/25	100,000	108,486
Oshkosh Corp.
3.10% due 03/01/30	50,000	50,353
Total Industrial		6,413,445

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Consumer, Cyclical - 3.8%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	1,150,000	$1,187,108
Marriott International, Inc.
4.63% due 06/15/30	340,000	352,789
0.95% (3 Month USD LIBOR + 0.60%) due 12/01/20[6]	300,000	298,650
5.75% due 05/01/25	250,000	271,589
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	477,000	481,035
3.20% due 04/15/30	173,000	178,727
Starbucks Corp.
2.55% due 11/15/30	600,000	629,369
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	233,125
5.75% due 04/23/30	190,000	208,909
VF Corp.
2.95% due 04/23/30	380,000	406,309
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	350,000	350,875
Lowe’s Companies, Inc.
4.50% due 04/15/30	250,000	306,698
Aramark Services, Inc.
6.38% due 05/01/25[5]	200,000	206,526
5.00% due 02/01/28[5]	10,000	9,500
McDonald’s Corp.
3.50% due 07/15/20	200,000	200,218
Dollar General Corp.
3.50% due 04/03/30	100,000	112,324
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	75,000	72,763
Hanesbrands, Inc.
5.38% due 05/15/25[5]	55,000	55,619
Performance Food Group, Inc.
6.88% due 05/01/25[5]	50,000	51,625
WMG Acquisition Corp.
3.88% due 07/15/30[5]	50,000	50,503
Total Consumer, Cyclical		5,664,261

Communications - 3.4%
ViacomCBS, Inc.
4.95% due 01/15/31	617,000	728,596
4.95% due 05/19/50	320,000	356,425
4.75% due 05/15/25	310,000	354,447
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	650,000	658,464
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	350,000	349,597
5.13% due 05/01/23	150,000	150,000
AT&T, Inc.
2.75% due 06/01/31	410,000	426,888
Booking Holdings, Inc.
4.63% due 04/13/30	350,000	413,112
T-Mobile USA, Inc.
3.88% due 04/15/30[5]	335,000	372,842
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	300,000	300,375
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	198,250
Dolya Holdco 18 DAC
5.00% due 07/15/28[5]	200,000	197,440
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	180,000	178,013
Verizon Communications, Inc.
3.15% due 03/22/30	150,000	168,258
Fox Corp.
3.05% due 04/07/25	60,000	64,933
3.50% due 04/08/30	50,000	55,835
Altice France S.A.
7.38% due 05/01/26[5]	100,000	104,280
Total Communications		5,077,755

Energy - 2.3%
Exxon Mobil Corp.
2.61% due 10/15/30	1,250,000	1,338,176
BP Capital Markets plc
4.88%[1,4]	880,000	908,600
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[5]	400,000	444,082
BP Capital Markets America, Inc.
3.63% due 04/06/30	250,000	283,679
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	201,186
Equinor ASA
2.38% due 05/22/30	160,000	166,228
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	50,000	57,720
Marathon Petroleum Corp.
3.40% due 12/15/20	50,000	50,476
Total Energy		3,450,147

Technology - 1.7%
NetApp, Inc.
2.70% due 06/22/30	950,000	949,783
Broadcom, Inc.
4.15% due 11/15/30[5]	510,000	554,208
Microchip Technology, Inc.
2.67% due 09/01/23[5]	330,000	339,663
MSCI, Inc.
3.88% due 02/15/31[5]	250,000	255,000
Qorvo, Inc.
4.38% due 10/15/29[5]	170,000	174,093
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	104,850
Total Technology		2,377,597

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Basic Materials - 0.6%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	460,000	$494,089
4.20% due 05/13/50[5]	220,000	243,514
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	150,000	152,250
Steel Dynamics, Inc.
3.25% due 01/15/31	60,000	61,197
Total Basic Materials		951,050

Utilities - 0.1%
AES Corp.
3.95% due 07/15/30[5]	150,000	153,197
Total Corporate Bonds
(Cost $47,420,637)		50,282,309

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2%
Residential Mortgage Backed Securities - 8.7%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[5]	1,000,000	987,123
2019-T3, 2.51% due 09/15/52[5]	750,000	733,841
FKRT
5.47% due 07/03/23[8]	1,294,035	1,291,318
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[5,6]	924,890	928,657
2019-1, 2.94% (WAC) due 06/25/49[5,6]	237,644	238,521
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.31% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	1,523,200	857,608
Soundview Home Loan Trust
2006-OPT5, 0.33% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	850,873	811,367
Home Equity Loan Trust
2007-FRE1, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	883,147	803,263
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	720,861	764,065
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[5,6]	713,362	722,090
NovaStar Mortgage Funding Trust Series
2007-2, 0.39% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	739,799	692,092
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[5,6]	662,130	672,152
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	540,900	531,891
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[5,6]	505,707	514,812
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.62% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	571,230	485,315
HarborView Mortgage Loan Trust
2006-14, 0.34% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	522,045	451,686
CSMC Series
2015-12R, 0.99% (WAC) due 11/30/37[5,6]	457,896	446,133
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	2,376,776	404,980
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	315,717	270,067
CIT Mortgage Loan Trust
2007-1, 1.54% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	150,561	150,092
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	93,807	98,542
Morgan Stanley Re-REMIC Trust
2010-R5, 2.95% due 06/26/36[5]	66,372	57,106
Total Residential Mortgage Backed Securities		12,912,721

Government Agency - 8.0%
Fannie Mae
3.83% due 05/01/49	1,000,000	1,158,987
3.33% due 04/01/30	965,898	1,111,710
2.99% due 09/01/29	500,000	553,798
2.96% due 11/01/29	500,000	552,513
2.90% due 11/01/29	500,000	550,229
3.11% due 10/01/29	500,000	543,724
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KW03, 3.02% due 06/25/27	1,050,000	1,170,231
2018-K074, 3.60% due 02/25/28	1,000,000	1,168,115
2019-1513, 2.80% due 08/25/34	650,000	742,178
Uniform MBS 30 Year
2.50% due 09/14/21	2,300,000	2,388,320
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	1,011,520
2020-M23, 1.61% (WAC) due 03/25/35[6,9]	3,799,484	516,493
2020-M23, 1.74% due 03/25/35	395,000	407,696
Total Government Agency		11,875,514

Military Housing - 1.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[5,6]	949,262	1,106,591
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	948,527	1,041,992
Total Military Housing		2,148,583

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Commercial Mortgage Backed Securities - 1.1%
GS Mortgage Securities Trust
2020-GC45, 0.68% (WAC) due 02/13/53[6,9]	9,995,111	$509,409
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.65% (WAC) due 01/15/59[6,9]	4,191,316	242,574
2015-NXS1, 2.63% due 05/15/48	79,875	79,838
Citigroup Commercial Mortgage Trust
2016-GC37, 1.91% (WAC) due 04/10/49[6,9]	3,677,661	278,444
CFCRE Commercial Mortgage Trust
2016-C3, 1.17% (WAC) due 01/10/48[6,9]	5,721,530	262,602
COMM Mortgage Trust
2015-CR26, 1.08% (WAC) due 10/10/48[6,9]	6,321,646	247,248
Total Commercial Mortgage Backed Securities		1,620,115

Total Collateralized Mortgage Obligations
(Cost $27,814,096)		28,556,933

ASSET-BACKED SECURITIES†† - 14.7%
Collateralized Loan Obligations - 8.8%
Marathon CLO VII Ltd.
2017-7A, 2.54% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	1,000,000	986,213
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.09% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[5,6]	1,000,000	980,814
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	1,000,000	978,066
NXT Capital CLO LLC
2017-1A, 2.84% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	1,000,000	976,766
BXMT Ltd.
2020-FL2, 1.34% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[5,6]	1,000,000	967,260
Midocean Credit CLO VII
2020-7A, 2.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,6]	1,000,000	960,499
MP CLO VIII Ltd.
2018-2A, 1.80% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	939,662	920,828
LoanCore Issuer Ltd.
2018-CRE1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,6]	500,000	490,152
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,6]	400,000	387,433
Golub Capital Partners CLO Ltd.
2018-36A, 1.84% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	850,000	797,545
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,10]	1,000,000	764,253
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 2.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	750,000	703,064
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	712,069	698,322
NewStar Clarendon Fund CLO LLC
2019-1A, 2.29% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	497,126	491,327
Wellfleet CLO Ltd.
2020-2A, 2.20% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,6]	500,000	488,386
STWD Ltd.
2019-FL1, 1.79% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,6]	500,000	477,458
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,10]	500,000	332,512
Golub Capital Partners CLO 17 Ltd.
2017-17A, 2.64% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,6]	250,000	238,289
THL Credit Wind River CLO Ltd.
2019-1A, 2.10% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[5,6]	237,955	235,909
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	109,000	107,219
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,10]	600,000	63,613
Total Collateralized Loan Obligations		13,045,928

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Transport-Aircraft - 1.9%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	634,372	$549,225
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	493,339	462,170
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	477,882	436,143
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	494,167	419,786
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	422,684	359,548
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	450,362	325,162
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	231,485	203,730
Total Transport-Aircraft		2,755,764

Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	1,164,801	1,158,334
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[5]	250,000	254,423
Total Net Lease		1,412,757

Financial - 0.9%
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[5]	500,000	507,603
Station Place Securitization Trust
2019-9, 0.89% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,5,6	350,000	350,000
Madison Avenue Secured Funding Trust
2019-1, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,5,6	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	235,959	223,421
Total Financial		1,331,024

Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	831,274	821,171
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[5]	408,333	406,650
Total Transport-Container		1,227,821

Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	1,000,000	964,340
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	133,901	132,540
Total Collateralized Debt Obligations		1,096,880

Whole Business - 0.4%
Domino’s Pizza Master Issuer LLC
2017-1A, 2.24% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	487,500	483,215
Wendy’s Funding LLC
2015-1A, 4.50% due 06/15/45[5]	95,250	96,580
Total Whole Business		579,795

Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	385,500	394,620
Total Asset-Backed Securities
(Cost $22,764,078)		21,844,589

U.S. GOVERNMENT SECURITIES†† - 10.0%
U.S. Treasury Notes
0.63% due 05/15/30	4,000,000	3,988,906
2.38% due 02/29/24	3,680,000	3,971,094
0.50% due 05/31/27	2,000,000	2,002,031
2.50% due 02/28/26	1,617,000	1,810,345
U.S. Treasury Bonds
due 02/15/50[11]	4,820,000	3,130,434
Total U.S. Government Securities
(Cost $14,279,232)		14,902,810

FEDERAL AGENCY BONDS†† - 4.4%
Fannie Mae Principal Strips
due 07/15/37[11,12,13]	2,500,000	1,837,242
Freddie Mac Principal Strips
due 07/15/32[11,12,13]	1,950,000	1,636,547
Residual Funding Corporation Principal Strips
due 01/15/30[11,13]	1,590,000	1,405,923
due 04/15/30[11,13]	105,000	92,545
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,286,739
Tennessee Valley Authority Principal Strips
due 01/15/48[11,13]	500,000	252,852
Total Federal Agency Bonds
(Cost $5,270,472)		6,511,848

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 2.9%
Consumer, Cyclical - 0.7%
Bojangles, Inc.
due 01/28/26	448,867	$430,912
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	300,000	290,625
BGIS (BIFM CA Buyer, Inc.)
4.11% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26†††	249,370	239,395
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	99,743	95,932
Total Consumer, Cyclical		1,056,864

Consumer, Non-cyclical - 0.6%
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	450,000	452,623
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	450,000	432,000
Elanco Animal Health, Inc.
due 02/04/27	100,000	95,167
Total Consumer, Non-cyclical		979,790

Industrial - 0.5%
Capstone Logistics
5.57% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	282,971	272,538
Mileage Plus Holdings LLC
due 07/02/27	250,000	248,020
Vertical (TK Elevator)
due 07/01/27	200,000	196,000
Total Industrial		716,558

Communications - 0.4%
T-Mobile USA, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/01/27	500,000	498,920
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	150,000	142,875
Total Communications		641,795

Basic Materials - 0.3%
Illuminate Buyer LLC
due 06/15/27	250,000	245,875
GrafTech Finance, Inc.
due 02/12/25	150,000	145,751
PQ Corp.
due 02/08/27	100,000	96,375
Total Basic Materials		488,001

Technology - 0.2%
Tech Data Corp.
due 06/30/25	250,000	247,395

Financial - 0.2%
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	150,000	145,375
RPI (Royalty Pharma) 2019 Intermediate Finance Trust
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/11/27	99,500	96,764
Total Financial		242,139

Total Senior Floating Rate Interests
(Cost $4,358,754)		4,372,542

MUNICIPAL BONDS†† - 1.7%
California - 1.0%
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	391,760
State of California General Obligation Unlimited
7.55% due 04/01/39	100,000	178,069
7.35% due 11/01/39	100,000	168,217
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[11]	700,000	277,452
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	250,000	263,380
California Institute of Technology
3.65% due 09/01/19	225,000	248,528
Total California		1,527,406

Maryland - 0.4%
Johns Hopkins University
2.81% due 01/01/60	500,000	526,117

Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	469,944
Total Municipal Bonds
(Cost $2,284,316)		2,523,467

FOREIGN GOVERNMENT DEBT†† - 0.9%
Government of Japan
(0.20)% due 07/13/20[7]	JPY 145,000,000	1,342,957
Total Foreign Government Debt
(Cost $1,351,020)		1,342,957

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.3%
Put options on:
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	50,900,000	$158,299
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	41,800,000	129,998
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	29,500,000	60,475
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	9,300,000	28,923
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	9,225
Total OTC Options Purchased
(Cost $288,851)		386,920

Total Investments - 105.6%
(Cost $150,777,008)		$156,961,089
Other Assets & Liabilities, net - (5.6)%		(8,308,579)
Total Net Assets - 100.0%		$148,652,510

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.34	1.00%	Quarterly	06/20/25	$7,790,000	$89,101	$(146,125)	$235,226
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	931,000	(5,585)	7,657	(13,242)
							$83,516	$(138,468)	$221,984

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	$5,000,000	$13,871	$316	$13,555

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	0.55% (1 Month USD LIBOR + 0.36%)	At Maturity	12/21/20	3,500	$470,750	$3,185

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	4,780,000	BRL	07/01/21	$1,134,050	$877,762	$256,288
Goldman Sachs International	1,350,000	BRL	07/01/20	350,558	248,481	102,077
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,682	1,642,996	94,686
Citibank N.A., New York	1,140,000	BRL	07/01/20	293,633	209,829	83,804
Goldman Sachs International	1,300,000	BRL	07/01/21	304,557	238,722	65,835
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	165,269	48,533
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,108	821,498	42,610
Citibank N.A., New York	88,044,000	JPY	05/06/21	858,631	820,089	38,542
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,185	1,303,136	31,049
Goldman Sachs International	45,222,600	JPY	12/20/21	446,820	423,279	23,541
Barclays Bank plc	35,017,500	JPY	06/01/21	342,771	326,320	16,451
Goldman Sachs International	145,000,000	JPY	07/13/20	1,352,105	1,343,103	9,002
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,341	1,225,080	2,261
Goldman Sachs International	1,107,750	ILS	01/31/22	327,439	325,549	1,890
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	189,129	1,666
Goldman Sachs International	1,103,122	ILS	02/01/21	321,288	321,174	114
Goldman Sachs International	8,550	EUR	07/30/20	9,719	9,616	103
Bank of America, N.A.	88,000	JPY	02/01/21	859	818	41
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	9,768	35
Bank of America, N.A.	88,000	JPY	08/03/20	850	815	35
Morgan Stanley Capital Services LLC	44,000	JPY	02/01/21	427	409	18
Citibank N.A., New York	44,000	JPY	11/02/20	424	408	16
Morgan Stanley Capital Services LLC	44,000	JPY	08/03/20	423	408	15
Goldman Sachs International	22,600	JPY	06/21/21	221	211	10
Goldman Sachs International	22,600	JPY	12/21/20	219	210	9
Barclays Bank plc	17,500	JPY	12/01/20	169	162	7
Citibank N.A., New York	92	ILS	02/01/21	26	27	(1)
Citibank N.A., New York	676,700	ILS	04/30/21	197,663	197,784	(121)
Bank of America, N.A.	353,500	ILS	04/30/21	102,806	103,320	(514)
						$818,002

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1,751,300	ILS	01/31/22	$477,073	$514,678	$37,605
Goldman Sachs International	2,610,850	ILS	04/30/21	728,189	763,092	34,903
JPMorgan Chase Bank, N.A.	2,610,850	ILS	04/30/21	735,658	763,092	27,434
Goldman Sachs International	1,136,764	ILS	02/01/21	317,854	330,968	13,114
JPMorgan Chase Bank, N.A.	17,500	JPY	12/01/20	164	163	(1)
Goldman Sachs International	44,000	JPY	11/02/20	410	408	(2)
Barclays Bank plc	22,600	JPY	12/21/20	213	210	(3)
Barclays Bank plc	22,600	JPY	06/21/21	214	211	(3)
JPMorgan Chase Bank, N.A.	132,000	JPY	08/03/20	1,237	1,223	(14)
JPMorgan Chase Bank, N.A.	132,000	JPY	02/01/21	1,244	1,228	(16)
Goldman Sachs International	8,550	EUR	07/30/20	9,699	9,616	(83)
JPMorgan Chase Bank, N.A.	35,017,500	JPY	06/01/21	328,649	326,320	(2,329)
Goldman Sachs International	88,044,000	JPY	05/06/21	825,309	820,089	(5,220)
Barclays Bank plc	45,222,600	JPY	12/20/21	431,061	423,279	(7,782)
Goldman Sachs International	1,148,550	EUR	07/30/21	1,317,962	1,303,136	(14,826)
JPMorgan Chase Bank, N.A.	2,339,000	BRL	07/01/21	453,294	429,515	(23,779)
Goldman Sachs International	2,490,000	BRL	07/01/20	489,910	458,310	(31,600)
JPMorgan Chase Bank, N.A.	264,132,000	JPY	08/02/21	2,500,539	2,464,494	(36,045)
Citibank N.A., New York	4,641,000	BRL	07/01/21	890,026	852,237	(37,789)
						$(46,436)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Perpetual maturity.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $44,704,696 (cost $44,894,003), or 30.1% of total net assets.

[6]

Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[7]	Rate indicated is the effective yield at the time of purchase.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,714,479 (cost $1,777,159), or 1.2% of total net assets — See Note 9.

[9]	Security is an interest-only strip.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Zero coupon rate security.
[12]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked securities was $3,473,789 — See Note 12.

[13]	Security is a principal-only strip.
BofA — Bank of America
BRL — Brazilian Real
CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6
CDX.NA.IG.34 — Credit Default Swap North American Investment Grade Series 34 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$366,048	$—	$366,048
Exchange-Traded Funds	9,307,349	—	—	9,307,349
Mutual Funds	8,654,548	—	—	8,654,548
Money Market Fund	7,908,769	—	—	7,908,769
Corporate Bonds	—	49,784,439	497,870	50,282,309
Collateralized Mortgage Obligations	—	28,556,933	—	28,556,933
Asset-Backed Securities	—	21,244,589	600,000	21,844,589
U.S. Government Securities	—	14,902,810	—	14,902,810
Federal Agency Bonds	—	6,511,848	—	6,511,848
Senior Floating Rate Interests	—	3,701,147	671,395	4,372,542
Municipal Bonds	—	2,523,467	—	2,523,467
Foreign Government Debt	—	1,342,957	—	1,342,957
Options Purchased	—	386,920	—	386,920
Credit Default Swap Agreements**	—	235,226	—	235,226
Interest Rate Swap Agreements**	—	13,555	—	13,555
Total Return Swap Agreements**	—	3,185	—	3,185
Forward Foreign Currency Exchange Contracts**	—	931,694	—	931,694
Total Assets	$25,870,666	$130,504,818	$1,769,265	$158,144,749

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$13,242	$—	$13,242
Forward Foreign Currency Exchange Contracts**	—	160,128	—	160,128
Total Liabilities	$—	$173,370	$—	$173,370

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,660,870 are categorized as Level 2 within the disclosure hierarchy — See Note 12.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$600,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	497,870	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	671,395	Third Party Pricing	Broker Quote	—	—
Total Assets	$1,769,265

Significant changes in a quote would generally result in significant changes in the fair value of the security.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES E (TOTAL RETURN BOND SERIES)

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had assets with a total value of $250,000 transfer into Level 3 from Level 2 due to the lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets
Beginning Balance	$1,050,000	$—	$—	$1,050,000
Purchases/(Receipts)	—	500,000	657,875	1,157,875
(Sales, maturities and paydowns)/Fundings	(700,000)	—	(630)	(700,630)
Amortization of premiums/discounts	—	—	1,144	1,144
Total realized gains (losses) included in earnings	—	—	6	6
Total change in unrealized appreciation (depreciation) included in earnings	—	(2,130)	13,000	10,870
Transfers into Level 3	250,000	—	—	250,000
Ending Balance	$600,000	$497,870	$671,395	$1,769,265
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$—	$(2,130)	$13,000	$10,870

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Limited Duration Fund — R6-Class	$3,032,782	$20,807	$(3,064,730)	$(9,448)	$20,589	$—	—	$20,941
Guggenheim Total Return Bond Fund — R6-Class	6,055,444	79,999	—	—	459,777	6,595,220	225,941	80,338
Guggenheim Ultra Short Duration Fund — Institutional Class	2,048,198	17,252	—	—	(6,122)	2,059,328	207,594	17,347
	$11,136,424	$118,058	$(3,064,730)	$(9,448)	$474,244	$8,654,548		$118,626

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $142,743,265)	$148,306,541
Investments in affiliated issuers, at value (cost $8,033,743)	8,654,548
Segregated cash with broker	1,062,349
Unamortized upfront premiums paid on credit default swap agreements	7,657
Unamortized upfront premiums paid on interest rate swap agreements	316
Unrealized appreciation on OTC swap agreements	3,185
Unrealized appreciation on forward foreign currency exchange contracts	931,694
Prepaid expenses	1,236
Receivables:
Securities sold	1,290,120
Interest	517,380
Fund shares sold	67,723
Variation margin on credit default swap agreements	22,576
Dividends	17,463
Protection fees on credit default swap agreements	3,803
Foreign tax reclaims	1,618
Total assets	160,888,209

Liabilities:
Reverse repurchase agreements (Note 12)	1,660,870
Overdraft due to custodian bank	2,474
Segregated cash due to broker	796,199
Unamortized upfront premiums received on credit default swap agreements	146,125
Unrealized depreciation on forward foreign currency exchange contracts	160,128
Payable for:
Securities purchased	9,222,615
Fund shares redeemed	83,231
Management fees	32,896
Distribution and service fees	28,200
Fund accounting/administration fees	8,250
Variation margin on interest rate swap agreements	2,944
Transfer agent/maintenance fees	2,332
Trustees’ fees*	2,057
Swap settlement	86
Miscellaneous	87,292
Total liabilities	12,235,699
Commitments and contingent liabilities (Note 13)	—
Net assets	$148,652,510

Net assets consist of:
Paid in capital	$135,353,057
Total distributable earnings (loss)	13,299,453
Net assets	$148,652,510
Capital shares outstanding	8,516,820
Net asset value per share	$17.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$75,529
Dividends from securities of affiliated issuers	118,626
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $322)	1,707,806
Total investment income	1,901,961

Expenses:
Management fees	250,607
Distribution and service fees	160,646
Transfer agent/maintenance fees	12,590
Fund accounting/administration fees	47,582
Professional fees	45,941
Custodian fees	11,045
Trustees’ fees*	9,882
Line of credit fees	5,826
Miscellaneous	39,835
Total expenses	583,954
Less:
Expenses reimbursed by Adviser	(5,240)
Expenses waived by Adviser	(76,990)
Earnings credits applied	(699)
Total waived/reimbursed expenses	(82,929)
Net expenses	501,025
Net investment income	1,400,936

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,096,362
Investments in affiliated issuers	(9,448)
Swap agreements	1,422,782
Futures contracts	72,641
Forward foreign currency exchange contracts	99,434
Foreign currency transactions	20,982
Net realized gain	3,702,753
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,058,776
Investments in affiliated issuers	474,244
Swap agreements	819,470
Options purchased	170,680
Forward foreign currency exchange contracts	644,174
Foreign currency translations	(2,613)
Net change in unrealized appreciation (depreciation)	5,164,731
Net realized and unrealized gain	8,867,484
Net increase in net assets resulting from operations	$10,268,420

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,400,936	$3,083,801
Net realized gain (loss) on investments	3,702,753	(711,371)
Net change in unrealized appreciation (depreciation) on investments	5,164,731	3,523,292
Net increase in net assets resulting from operations	10,268,420	5,895,722

Distributions to shareholders	—	(3,605,920)

Capital share transactions:
Proceeds from sale of shares	36,814,344	33,497,118
Distributions reinvested	—	3,605,920
Cost of shares redeemed	(26,639,197)	(34,034,071)
Net increase from capital share transactions	10,175,147	3,068,967
Net increase in net assets	20,443,567	5,358,769

Net assets:
Beginning of period	128,208,943	122,850,174
End of period	$148,652,510	$128,208,943

Capital share activity:
Shares sold	2,169,816	2,083,694
Shares issued from reinvestment of distributions	—	225,935
Shares redeemed	(1,603,383)	(2,107,651)
Net increase in shares	566,433	201,978

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$16.13	$15.85	$16.40	$16.05	$15.68	$15.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.38	.46	.61	.66	.67
Net gain (loss) on investments (realized and unrealized)	1.14	.34	(.29)	.45	.41	(.50)
Total from investment operations	1.32	.72	.17	1.06	1.07	.17
Less distributions from:
Net investment income	—	(.44)	(.72)	(.71)	(.70)	(.38)
Total distributions	—	(.44)	(.72)	(.71)	(.70)	(.38)
Net asset value, end of period	$17.45	$16.13	$15.85	$16.40	$16.05	$15.68

Total Return[c]	8.18%	4.49%	1.14%	6.72%	6.83%	1.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,653	$128,209	$122,850	$130,499	$114,043	$111,974
Ratios to average net assets:
Net investment income (loss)	2.18%	2.33%	2.85%	3.76%	4.13%	4.19%
Total expenses[d]	0.91%	0.94%	0.92%	0.99%	1.02%	1.05%
Net expenses[e,f,g]	0.78%	0.78%	0.78%	0.81%	0.83%	0.83%
Portfolio turnover rate	66%	54%	30%	76%	88%	85%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.77%	0.77%	0.77%	0.77%	0.78%	0.78%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	—	—

*	Less than 0.01%.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
LTI Holdings, Inc., 3.68%	1.6%
IQVIA Holdings, Inc., 2.06%	1.6%
Illuminate Buyer LLC	1.6%
Telenet Financing USD LLC, 2.18%	1.6%
Navistar Inc., 3.70%	1.5%
Hillman Group, Inc., 5.07%	1.5%
WP CPP Holdings LLC, 4.50%	1.5%
Power Solutions (Panther), 3.68%	1.5%
Altra Industrial Motion Corp., 2.18%	1.5%
NFP Corp., 3.43%	1.4%
Top Ten Total	15.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2020

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	Since Inception (04/24/13)
Series F (Floating Rate Strategies Series)	(5.47%)	(2.89%)	2.11%	2.54%
Credit Suisse Leveraged Loan Index	(4.76%)	(2.27%)	2.94%	3.17%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	9.0%
BB	32.3%
B	42.4%
CCC	4.2%
Other Instruments	12.1%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value
COMMON STOCKS††† - 0.0%

Industrial - 0.0%
API Heat Transfer Parent LLC*,1	170,114	$10,669
BP Holdco LLC*,1,2	11,609	3,386
Vector Phoenix Holdings, LP*,1	11,609	971
Total Industrial		15,026

Consumer, Non-cyclical - 0.0%
Chef Holdings, Inc.*,1	20	1,699

Total Common Stocks
(Cost $90,943)		16,725

PREFERRED STOCKS††† - 0.1%
Industrial - 0.1%
API Heat Transfer Intermediate*,1	36	18,245
Total Preferred Stocks
(Cost $28,949)		18,245

MONEY MARKET FUND† - 12.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.07%[3]	4,518,834	4,518,834
Total Money Market Fund
(Cost $4,518,834)		4,518,834

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 89.6%
Industrial - 19.1%
Charter Nex US, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	$505,442	482,627
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	97,837	93,386
Hillman Group, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	588,000	549,780
WP CPP Holdings LLC
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 04/30/25	630,198	542,361
Altra Industrial Motion Corp.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	562,687	534,552
Reece Ltd.
2.31% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	498,223	478,294
Gardner Denver, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	498,750	473,503
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	487,768	463,989
TransDigm, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	496,237	444,445
American Builders & Contractors Supply Co., Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	446,625	425,187
Berry Global, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/01/26	419,394	399,996
American Bath Group LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	263,466	255,891
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	266,387	251,736
Mileage Plus Holdings LLC
due 07/02/27	250,000	248,020
BWAY Holding Co.
4.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	257,423	230,502
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	199,652	197,344
Titan Acquisition Ltd. (Husky)
3.36% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	194,776	177,661
Filtration Group Corp.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	186,504	177,179
API Heat Transfer
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 01/01/24†††,1,5	163,019	145,495
12.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 12.00%) due 10/02/23†††,1,5	28,946	26,341
Berlin Packaging LLC
3.18% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	149,618	141,389
Hayward Industries, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	105,634	101,409
Vertical (TK Elevator)
due 07/01/27	100,000	98,000
Total Industrial		6,939,087

Consumer, Non-cyclical - 15.8%
IQVIA Holdings, Inc.
2.06% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	592,443	573,313
Hearthside Group Holdings LLC
3.87% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	539,000	511,376
Endo Luxembourg Finance Co.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	536,307	505,470

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
DaVita, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	$498,747	$481,725
Froneri US, Inc.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	500,000	469,065
Bombardier Recreational Products, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	489,284	463,293
JBS USA Lux SA
3.07% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	470,963	448,790
US Foods, Inc.
3.07% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	447,750	415,942
Syneos Health, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/01/24	380,133	364,928
Valeant Pharmaceuticals International, Inc.
2.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	300,000	289,542
Diamond (BC) BV
3.76% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	292,500	268,126
Grifols Worldwide Operations USA, Inc.
2.11% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	249,375	239,682
Sigma Holding BV (Flora Food)
4.45% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	245,000	234,149
Springs Window Fashions
5.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	108,224	100,648
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	83,500
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	194,472	171,460
Immucor, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	145,500	139,655
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,1,5	11,140	10,583
Total Consumer, Non-cyclical		5,771,247

Consumer, Cyclical - 14.9%
Navistar Inc.
3.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	588,356	555,749
Power Solutions (Panther)
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	570,688	542,153
Samsonite IP Holdings SARL
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	502,387	465,964
Mavis Tire Express Services Corp.
3.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	440,742	395,293
AMC Entertainment, Inc.
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	543,744	393,197
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	393,703	392,718
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	515,166	335,224
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	52,163
Whatabrands, LLC
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	398,997	381,294
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	393,985	378,931
1011778 BC Unlimited Liability Co.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	348,250	329,445
IBC Capital Ltd.
4.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	341,148	324,944
Crown Finance US, Inc.
3.32% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	317,144	237,411
Equinox Holdings, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	233,801	179,316
Prime Security Services Borrower LLC (ADT)
4.25% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25% and 6 Month USD LIBOR + 3.25% and 12 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	148,875	142,828
Wyndham Hotels & Resorts, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	147,375	138,827
1-800 Contacts
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	92,068	89,392
EG Finco Ltd.
5.07% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	38,159	35,743
CPI Acquisition, Inc.
6.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	41,839	33,733
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	73,613	25,930
Total Consumer, Cyclical		5,430,255

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Communications - 13.8%
Telenet Financing USD LLC
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	$600,000	$564,750
CSC Holdings, LLC
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	512,281	483,465
GTT Communications, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	637,000	466,870
SFR Group S.A.
3.87% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	483,844	462,898
Ziggo Financing Partnership
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	450,000	423,657
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	465,147	391,189
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	435,169	349,005
ProQuest, LLC
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	298,500	287,772
Zayo Group Holdings, Inc.
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	299,250	283,366
Internet Brands, Inc.
4.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	248,609	238,754
Xplornet Communications Inc.
4.93% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	250,000	238,125
Virgin Media Bristol LLC
2.68% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	215,406	205,228
Altice US Finance I Corp.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	197,500	186,462
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	194,500	165,325
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	168,827	157,304
Liberty Cablevision of Puerto Rico LLC
5.18% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	100,000	99,000
Charter Communications Operating, LLC
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/01/27	26,859	25,789
Total Communications		5,028,959

Basic Materials - 9.5%
LTI Holdings, Inc.
3.68% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	687,750	582,620
Illuminate Buyer LLC
due 06/15/27	580,000	570,430
HB Fuller Co.
2.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	528,101	508,810
PQ Corp.
2.43% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	491,144	472,319
Messer Industries USA, Inc.
2.81% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	493,131	469,091
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	459,439	445,617
Vectra Co.
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	441,000	411,343
Total Basic Materials		3,460,230

Financial - 8.2%
NFP Corp.
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	567,465	527,742
Trans Union LLC
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/16/26	498,710	476,113
HUB International Ltd.
4.02% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	494,949	469,791
Delos Finance SARL (International Lease Finance)
2.06% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	490,000	466,877
Citadel Securities LP
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	398,997	387,359
LPL Holdings, Inc.
1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	354,886	338,916
Aretec Group, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	246,250	225,319
Jane Street Group LLC
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	80,797	78,449
Total Financial		2,970,566

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Technology - 7.8%
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	$537,563	$490,639
Blackhawk Network
3.18% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/16/25	488,020	448,164
Informatica LLC
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	359,100	342,940
Tech Data Corp.
due 06/30/25	200,000	197,916
Aspect Software, Inc.
6.00% (2 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	212,863	186,255
Boxer Parent Co., Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/02/25	193,509	182,624
Solera LLC
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	173,559	167,189
Micron Technology, Inc.
2.18% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	170,666	164,319
Cvent, Inc.
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	176,042	150,442
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	150,334	144,821
Emerald TopCo, Inc. (Press Ganey)
4.26% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	148,875	144,037
TIBCO Software, Inc.
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	138,000	130,065
Brave Parent Holdings, Inc.
4.18% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	98,246	94,561
Total Technology		2,843,972

Utilities - 0.5%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	180,000	175,874
Total Senior Floating Rate Interests
(Cost $35,060,210)		32,620,190

CORPORATE BONDS†† - 1.4%
Consumer, Non-cyclical - 1.4%
ADT Security Corp.
6.25% due 10/15/21	500,000	512,500
Total Corporate Bonds
(Cost $509,054)		512,500

Total Investments - 103.5%
(Cost $40,207,990)		$37,686,494
Other Assets & Liabilities, net - (3.5)%		(1,285,954)
Total Net Assets - 100.0%		$36,400,540

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $217,389, (cost $322,720) or 0.6% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2020.
[4]

Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[5]	Payment in-kind security.
LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$16,725	$16,725
Preferred Stocks	—	—	18,245	18,245
Money Market Fund	4,518,834	—	—	4,518,834
Senior Floating Rate Interests	—	31,542,416	1,077,774	32,620,190
Corporate Bonds	—	512,500	—	512,500
Total Assets	$4,518,834	$32,054,916	$1,112,744	$37,686,494

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$—	$9,574	$9,574

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$16,725	Enterprise Value	Valuation Multiple	2.0x-9.8x	8.1x
Preferred Stocks	18,245	Yield Analysis	Yield	19.2%	—
Senior Floating Rate Interests	895,355	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	182,419	Enterprise Value	Valuation Multiple	8.6x-9.8x	8.8x
Total Assets	$1,112,744
Liabilities:
Unfunded Loan Commitments	$9,574	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $280,650 transfer into Level 3 from Level 2 due to lack of observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES F (FLOATING RATE STRATEGIES SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$442,260	$7,408	$—	$449,668	$(1,634)
Purchases/(Receipts)	402,034	—	—	402,034	(2,110)
(Sales, maturities and paydowns)/Fundings	(2,584)	—	—	(2,584)	481
Amortization of discount/premiums	170	—	—	170	—
Total realized gains or losses included in earnings	—	—	—	—	—
Total change in unrealized appreciation (depreciation) included in earnings	(15,842)	(1,352)	—	(17,194)	(6,311)
Transfers into Level 3	251,736	10,669	18,245	280,650	—
Ending Balance	$1,077,774	$16,725	$18,245	$1,112,744	$(9,574)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(15,842)	$(1,352)	$—	$(17,194)	$(7,217)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20
Common Stock
BP Holdco LLC *,1	$4,099	$—	$—	$—	$(713)	$3,386	11,609

*	Non-income producing security.
[1]

Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $3,386, (cost $4,099) or less than 0.1% of total net assets.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $40,203,891)	$37,683,108
Investments in affiliated issuers, at value (cost $4,099)	3,386
Cash	127,658
Prepaid expenses	2,337
Receivables:
Securities sold	452,796
Interest	66,823
Fund shares sold	36,908
Total assets	38,373,016

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $2,492)	9,574
Payable for:
Securities purchased	1,892,750
Management fees	11,660
Fund shares redeemed	7,604
Distribution and service fees	7,537
Transfer agent/maintenance fees	2,259
Fund accounting/administration fees	2,205
Trustees’ fees*	1,607
Miscellaneous	37,280
Total liabilities	1,972,476
Commitments and contingent liabilities (Note 13)	—
Net assets	$36,400,540

Net assets consist of:
Paid in capital	$39,329,267
Total distributable earnings (loss)	(2,928,727)
Net assets	$36,400,540
Capital shares outstanding	1,483,545
Net asset value per share	$24.54

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Interest from securities of unaffiliated issuers	$903,065
Total investment income	903,065

Expenses:
Management fees	127,402
Distribution and service fees	49,001
Transfer agent/maintenance fees	12,571
Professional fees	32,144
Fund accounting/administration fees	14,520
Line of credit fees	13,278
Trustees’ fees*	9,240
Custodian fees	5,512
Miscellaneous	20,234
Total expenses	283,902
Less:
Expenses waived by Adviser	(43,935)
Earnings credits applied	(783)
Total waived expenses	(44,718)
Net expenses	239,184
Net investment income	663,881

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,765,600)
Net realized loss	(1,765,600)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,745,659)
Investments in affiliated issuers	(713)
Net change in unrealized appreciation (depreciation)	(1,746,372)
Net realized and unrealized loss	(3,511,972)
Net decrease in net assets resulting from operations	$(2,848,091)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$663,881	$2,229,067
Net realized loss on investments	(1,765,600)	(671,944)
Net change in unrealized appreciation (depreciation) on investments	(1,746,372)	2,378,952
Net increase (decrease) in net assets resulting from operations	(2,848,091)	3,936,075

Distributions to shareholders	—	(2,678,923)

Capital share transactions:
Proceeds from sale of shares	10,789,873	16,078,068
Distributions reinvested	—	2,678,923
Cost of shares redeemed	(17,588,487)	(32,764,760)
Net decrease from capital share transactions	(6,798,614)	(14,007,769)
Net decrease in net assets	(9,646,705)	(12,750,617)

Net assets:
Beginning of period	46,047,245	58,797,862
End of period	$36,400,540	$46,047,245

Capital share activity:
Shares sold	443,293	615,568
Shares issued from reinvestment of distributions	—	105,511
Shares redeemed	(733,359)	(1,271,092)
Net decrease in shares	(290,066)	(550,013)

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$25.96	$25.30	$26.26	$26.22	$25.72	$26.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	1.06	1.01	.91	1.05	.97
Net gain (loss) on investments (realized and unrealized)	(1.84)	.85	(1.21)	(.02)	1.09	(.77)
Total from investment operations	(1.42)	1.91	(.20)	.89	2.14	.20
Less distributions from:
Net investment income	—	(1.25)	(.76)	(.85)	(1.56)	(.67)
Net realized gains	—	—	—	—	(.08)	(.05)
Total distributions	—	(1.25)	(.76)	(.85)	(1.64)	(.72)
Net asset value, end of period	$24.54	$25.96	$25.30	$26.26	$26.22	$25.72

Total Return[c]	(5.47%)	7.60%	(0.84%)	3.46%	8.56%	0.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,401	$46,047	$58,798	$51,038	$53,245	$48,598
Ratios to average net assets:
Net investment income (loss)	3.39%	4.10%	3.85%	3.44%	4.06%	3.66%
Total expenses	1.45%	1.38%	1.26%	1.28%	1.22%	1.27%
Net expenses[d,e,f]	1.22%	1.21%	1.16%	1.18%	1.18%	1.17%
Portfolio turnover rate	26%	28%	80%	57%	71%	73%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
1.15%	1.15%	1.15%	1.15%	1.15%	1.15%

[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	0.01%	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	27.2%
Guggenheim Strategy Fund III	26.2%
Guggenheim Variable Insurance Strategy Fund III	26.2%
Guggenheim Strategy Fund II	1.6%
Teradyne, Inc.	0.3%
Gentex Corp.	0.2%
Hubbell, Inc.	0.2%
Etsy, Inc.	0.2%
Pool Corp.	0.2%
Trimble, Inc.	0.2%
Top Ten Total	82.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series J (StylePlus—Mid Growth Series)	0.51%	7.51%	9.96%	13.61%
Russell Midcap Growth Index	4.16%	11.91%	11.60%	15.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 14.5%

Industrial - 4.4%
Gentex Corp.	13,234	$341,040
Hubbell, Inc.	2,630	329,697
Trimble, Inc.*	6,703	289,502
Carlisle Companies, Inc.	2,150	257,290
Timken Co.	4,955	225,403
Owens Corning	3,882	216,460
Agilent Technologies, Inc.	2,448	216,330
Jabil, Inc.	6,735	216,059
Waters Corp.*	1,127	203,311
Lincoln Electric Holdings, Inc.	2,399	202,092
Oshkosh Corp.	2,740	196,239
ITT, Inc.	3,314	194,664
Norfolk Southern Corp.	1,103	193,654
Cognex Corp.	3,154	188,357
AGCO Corp.	3,205	177,749
Knight-Swift Transportation Holdings, Inc.	4,217	175,891
Woodward, Inc.	2,145	166,345
Garmin Ltd.	1,704	166,140
Landstar System, Inc.	1,455	163,411
TE Connectivity Ltd.	1,958	159,675
Expeditors International of Washington, Inc.	2,099	159,608
J.B. Hunt Transport Services, Inc.	1,292	155,479
MasTec, Inc.*	3,420	153,455
Curtiss-Wright Corp.	1,689	150,794
Werner Enterprises, Inc.	3,223	140,297
Axon Enterprise, Inc.*	1,374	134,831
Nordson Corp.	710	134,694
Trex Company, Inc.*	963	125,258
Hexcel Corp.*	2,555	115,537
Littelfuse, Inc.	666	113,640
Universal Display Corp.	755	112,963
Energizer Holdings, Inc.	2,258	107,232
National Instruments Corp.	2,719	105,252
PerkinElmer, Inc.	1,032	101,229
EMCOR Group, Inc.	1,460	96,564
Clean Harbors, Inc.*	1,559	93,509
KBR, Inc.	3,950	89,073
Kirby Corp.*	1,585	84,893
Valmont Industries, Inc.	704	79,988
Emerson Electric Co.	1,183	73,382
Middleby Corp.*	841	66,389
Total Industrial		6,673,376

Consumer, Non-cyclical - 3.7%
Exelixis, Inc.*	10,918	259,193
Charles River Laboratories International, Inc.*	1,479	257,863
Catalent, Inc.*	3,439	252,079
Masimo Corp.*	1,067	243,265
Bio-Techne Corp.	871	230,005
Post Holdings, Inc.*	2,444	214,143
Dentsply Sirona, Inc.	4,587	202,103
Integra LifeSciences Holdings Corp.*	4,134	194,257
Hill-Rom Holdings, Inc.	1,756	192,774
Quidel Corp.*	854	191,074
PRA Health Sciences, Inc.*	1,952	189,910
Hologic, Inc.*	3,084	175,788
WEX, Inc.*	1,024	168,970
Chemed Corp.	344	155,168
Encompass Health Corp.	2,472	153,091
Amedisys, Inc.*	756	150,096
Cooper Companies, Inc.	509	144,373
Alexion Pharmaceuticals, Inc.*	1,229	137,943
Syneos Health, Inc.*	2,319	135,082
Globus Medical, Inc. — Class A*	2,510	119,752
United Rentals, Inc.*	760	113,271
Quanta Services, Inc.	2,765	108,471
Baxter International, Inc.	1,235	106,333
Incyte Corp.*	1,021	106,154
LivaNova plc*	2,185	105,164
Service Corporation International	2,692	104,692
Campbell Soup Co.	2,043	101,394
NuVasive, Inc.*	1,799	100,132
Aaron’s, Inc.	2,205	100,107
FTI Consulting, Inc.*	828	94,847
ASGN, Inc.*	1,421	94,752
Arrowhead Pharmaceuticals, Inc.*	2,119	91,520
Deluxe Corp.	3,751	88,299
ICU Medical, Inc.*	473	87,179
Haemonetics Corp.*	960	85,977
Kimberly-Clark Corp.	604	85,375
Varian Medical Systems, Inc.*	630	77,188
Pilgrim’s Pride Corp.*	4,229	71,428
Tyson Foods, Inc. — Class A	1,029	61,442
Bio-Rad Laboratories, Inc. — Class A*	115	51,921
Total Consumer, Non-cyclical		5,602,575

Consumer, Cyclical - 2.1%
Pool Corp.	1,070	290,901
Polaris, Inc.	2,314	214,161
Cummins, Inc.	1,148	198,902
Brunswick Corp.	2,786	178,332
Deckers Outdoor Corp.*	890	174,787
PACCAR, Inc.	2,242	167,814
Williams-Sonoma, Inc.	1,642	134,660
Wyndham Hotels & Resorts, Inc.	3,009	128,244
Skechers USA, Inc. — Class A*	3,898	122,319
Dunkin’ Brands Group, Inc.	1,859	121,263
Five Below, Inc.*	1,115	119,205
Casey’s General Stores, Inc.	792	118,420
PulteGroup, Inc.	3,362	114,409
RH*	453	112,752
Visteon Corp.*	1,634	111,929
Tempur Sealy International, Inc.*	1,475	106,126
DR Horton, Inc.	1,790	99,255
Marriott Vacations Worldwide Corp.	1,161	95,446
Leggett & Platt, Inc.	2,559	89,949
Herman Miller, Inc.	3,535	83,462
AutoZone, Inc.*	70	78,968
KB Home	2,323	71,270

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
Toll Brothers, Inc.	2,092	$68,178
LKQ Corp.*	2,577	67,517
Eldorado Resorts, Inc.*	1,640	65,698
Wyndham Destinations, Inc.	2,318	65,321
Caesars Entertainment Corp.*	3,788	45,948
Total Consumer, Cyclical		3,245,236

Technology - 1.9%
Teradyne, Inc.	4,674	395,000
Fair Isaac Corp.*	585	244,553
Cerner Corp.	3,178	217,852
Lumentum Holdings, Inc.*	2,511	204,471
CDK Global, Inc.	4,081	169,035
Cirrus Logic, Inc.*	2,686	165,941
Seagate Technology plc	3,375	163,384
MKS Instruments, Inc.	1,438	162,839
Monolithic Power Systems, Inc.	636	150,732
Perspecta, Inc.	6,254	145,280
J2 Global, Inc.*	2,214	139,947
Silicon Laboratories, Inc.*	1,021	102,376
NetApp, Inc.	2,140	94,952
Applied Materials, Inc.	1,493	90,252
Synaptics, Inc.*	1,410	84,769
Teradata Corp.*	4,061	84,469
Electronic Arts, Inc.*	589	77,778
Qualys, Inc.*	633	65,844
NCR Corp.*	3,388	58,680
Manhattan Associates, Inc.*	327	30,803
CACI International, Inc. — Class A*	134	29,062
Total Technology		2,878,019

Financial - 1.1%
RenaissanceRe Holdings Ltd.	1,339	229,009
Primerica, Inc.	1,315	153,329
Western Union Co.	4,960	107,235
Evercore, Inc. — Class A	1,708	100,635
Essent Group Ltd.	2,595	94,121
Ameriprise Financial, Inc.	612	91,825
Stifel Financial Corp.	1,803	85,516
Boston Properties, Inc. REIT	889	80,348
Brown & Brown, Inc.	1,636	66,683
American Campus Communities, Inc. REIT	1,754	61,320
Omega Healthcare Investors, Inc. REIT	2,039	60,619
Cousins Properties, Inc. REIT	1,950	58,169
CoreSite Realty Corp. REIT	391	47,334
CyrusOne, Inc. REIT	629	45,760
First Industrial Realty Trust, Inc. REIT	1,146	44,052
Camden Property Trust REIT	462	42,144
STORE Capital Corp. REIT	1,766	42,048
Douglas Emmett, Inc. REIT	1,343	41,176
National Retail Properties, Inc. REIT	1,160	41,157
Lamar Advertising Co. — Class A REIT	613	40,924
Kilroy Realty Corp. REIT	681	39,975
Jones Lang LaSalle, Inc.	373	38,591
Total Financial		1,611,970

Communications - 0.7%
Etsy, Inc.*	3,053	324,320
Ciena Corp.*	3,653	197,847
FactSet Research Systems, Inc.	477	156,680
Cable One, Inc.	86	152,637
Cogent Communications Holdings, Inc.	1,446	111,863
eBay, Inc.	1,730	90,738
Yelp, Inc. — Class A*	3,775	87,316
Total Communications		1,121,401

Utilities - 0.3%
ONE Gas, Inc.	2,300	177,215
Essential Utilities, Inc.	2,969	125,410
NRG Energy, Inc.	3,494	113,765
Total Utilities		416,390

Energy - 0.2%
SolarEdge Technologies, Inc.*	1,171	162,511
Murphy USA, Inc.*	1,061	119,458
WPX Energy, Inc.*	8,607	54,913
Total Energy		336,882

Basic Materials - 0.1%
Royal Gold, Inc.	1,238	153,908

Total Common Stocks
(Cost $21,846,150)		22,039,757

MUTUAL FUNDS† - 81.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,144,210	41,110,558
Guggenheim Strategy Fund III[1]	1,599,535	39,668,462
Guggenheim Variable Insurance Strategy Fund III[1]	1,600,918	39,606,704
Guggenheim Strategy Fund II1	99,154	2,452,088
Total Mutual Funds
(Cost $122,938,744)		122,837,812

MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	3,883,017	3,883,017
Total Money Market Fund
(Cost $3,883,017)		3,883,017

Total Investments - 98.3%
(Cost $148,667,911)		$148,760,586
Other Assets & Liabilities, net - 1.7%		2,525,225
Total Net Assets - 100.0%		$151,285,811

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	8	Sep 2020	$1,621,400	$55,077
S&P 500 Index Mini Futures Contracts	10	Sep 2020	1,542,125	11,016
S&P MidCap 400 Index Mini Futures Contracts	30	Sep 2020	5,334,000	(7,901)
			$8,497,525	$58,192

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A., New York	Russell MidCap Growth Index	0.48% (3 Month USD LIBOR - 0.89%)	At Maturity	07/02/20	31,720	$120,783,416	$31,290,955

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES J (STYLEPLUS—MID GROWTH SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,039,757	$—	$—	$22,039,757
Mutual Funds	122,837,812	—	—	122,837,812
Money Market Fund	3,883,017	—	—	3,883,017
Futures Contracts**	66,093	—	—	66,093
Total Return Swap Agreements**	—	31,290,955	—	31,290,955
Total Assets	$148,826,679	$31,290,955	$—	$180,117,634

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Futures Contracts**	$7,901	$—	$—	$7,901

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,442,989	$57,404	$(8,041,964)	$(73,734)	$67,393	$2,452,088	99,154	$57,996
Guggenheim Strategy Fund III	40,848,416	400,266	(1,655,987)	(65,898)	141,665	39,668,462	1,599,535	402,283
Guggenheim Ultra Short Duration Fund — Institutional Class	15,131,682	43,436,662	(18,000,984)	33,522	509,676	41,110,558	4,144,210	161,494
Guggenheim Variable Insurance Strategy Fund III	50,233,799	436,253	(10,963,293)	(168,723)	68,668	39,606,704	1,600,918	439,093
	$116,656,886	$44,330,585	$(38,662,228)	$(274,833)	$787,402	$122,837,812		$1,060,866

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $25,729,167)	$25,922,774
Investments in affiliated issuers, at value (cost $122,938,744)	122,837,812
Cash	1,508
Segregated cash with broker	690,000
Unrealized appreciation on OTC swap agreements	31,290,955
Prepaid expenses	507
Receivables:
Dividends	186,308
Variation margin on futures contracts	110,175
Interest	425
Fund shares sold	110
Total assets	181,040,574

Liabilities:
Segregated cash due to broker	29,040,000
Payable for:
Fund shares redeemed	274,027
Securities purchased	173,097
Swap settlement	103,259
Management fees	49,464
Distribution and service fees	30,956
Fund accounting/administration fees	9,058
Trustees’ fees*	2,339
Transfer agent/maintenance fees	2,229
Miscellaneous	70,334
Total liabilities	29,754,763
Commitments and contingent liabilities (Note 13)	—
Net assets	$151,285,811

Net assets consist of:
Paid in capital	$127,395,697
Total distributable earnings (loss)	23,890,114
Net assets	$151,285,811
Capital shares outstanding	2,573,342
Net asset value per share	$58.79

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$154,668
Dividends from securities of affiliated issuers	1,060,866
Interest	7,967
Total investment income	1,223,501

Expenses:
Management fees	534,825
Distribution and service fees	178,275
Transfer agent/maintenance fees	12,587
Fund accounting/administration fees	52,769
Professional fees	28,731
Trustees’ fees*	10,237
Custodian fees	6,247
Line of credit fees	1,764
Miscellaneous	48,448
Total expenses	873,883
Less:
Expenses waived by Adviser	(229,040)
Earnings credits applied	(1,361)
Total waived expenses	(230,401)
Net expenses	643,482
Net investment income	580,019

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,093,795)
Investments in affiliated issuers	(274,833)
Swap agreements	(15,260,222)
Futures contracts	724,539
Net realized loss	(17,904,311)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,435,790)
Investments in affiliated issuers	787,402
Swap agreements	19,288,371
Futures contracts	38,079
Net change in unrealized appreciation (depreciation)	17,678,062
Net realized and unrealized loss	(226,249)
Net increase in net assets resulting from operations	$353,770

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$580,019	$2,136,044
Net realized gain (loss) on investments	(17,904,311)	10,018,654
Net change in unrealized appreciation (depreciation) on investments	17,678,062	30,693,392
Net increase in net assets resulting from operations	353,770	42,848,090

Distributions to shareholders	—	(15,157,609)

Capital share transactions:
Proceeds from sale of shares	1,475,136	2,722,984
Distributions reinvested	—	15,157,609
Cost of shares redeemed	(8,217,821)	(25,012,530)
Net decrease from capital share transactions	(6,742,685)	(7,131,937)
Net increase (decrease) in net assets	(6,388,915)	20,558,544

Net assets:
Beginning of period	157,674,726	137,116,182
End of period	$151,285,811	$157,674,726

Capital share activity:
Shares sold	28,579	48,009
Shares issued from reinvestment of distributions	—	270,623
Shares redeemed	(151,113)	(435,155)
Net decrease in shares	(122,534)	(116,523)

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$58.49	$48.75	$59.82	$48.43	$45.15	$49.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.79	.97	.67	.52	.31
Net gain (loss) on investments (realized and unrealized)	.08 [g]	14.90	(4.08)	11.22	3.37	(.10)
Total from investment operations	.30	15.69	(3.11)	11.89	3.89	.21
Less distributions from:
Net investment income	—	(.49)	(.83)	(.50)	(.33)	(.56)
Net realized gains	—	(5.46)	(7.13)	—	(.28)	(3.62)
Total distributions	—	(5.95)	(7.96)	(.50)	(.61)	(4.18)
Net asset value, end of period	$58.79	$58.49	$48.75	$59.82	$48.43	$45.15

Total Return[c]	0.51%	32.70%	(7.10%)	24.67%	8.65%	(0.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,286	$157,675	$137,116	$187,897	$166,814	$148,009
Ratios to average net assets:
Net investment income (loss)	0.81%	1.39%	1.64%	1.25%	1.14%	0.63%
Total expenses[d]	1.23%	1.30%	1.28%	1.14%	0.95%	0.97%
Net expenses[e,f]	0.90%	1.00%	1.01%	0.94%	0.95%	0.97%
Portfolio turnover rate	58%	57%	66%	49%	57%	70%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.90%	0.92%	0.94%	0.92%	0.95%	0.97%

[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Vanguard S&P 500 ETF	16.4%
iShares Core U.S. Aggregate Bond ETF	15.8%
SPDR S&P 500 ETF Trust	15.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
Guggenheim Variable Insurance Strategy Fund III	5.4%
Guggenheim Strategy Fund III	5.2%
iShares Core S&P Mid-Cap ETF	5.2%
iShares 7-10 Year Treasury Bond ETF	4.8%
iShares 1-3 Year Treasury Bond ETF	4.4%
iShares MSCI EAFE ETF	4.4%
Top Ten Total	85.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series N (Managed Asset Allocation Series)	(2.18%)	3.95%	6.10%	8.18%
Blended Index**	0.98%	8.58%	8.41%	10.07%
Bloomberg Barclays U.S. Aggregate Bond Index	6.14%	8.74%	4.30%	3.82%
S&P 500 Index	(3.08%)	7.51%	10.73%	13.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value
EXCHANGE-TRADED FUNDS† - 74.4%
Vanguard S&P 500 ETF	24,464	$6,933,832
iShares Core U.S. Aggregate Bond ETF	56,314	6,656,878
SPDR S&P 500 ETF Trust	21,124	6,513,797
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,042	3,368,149
iShares Core S&P Mid-Cap ETF	12,226	2,174,027
iShares 7-10 Year Treasury Bond ETF	16,534	2,014,998
iShares 1-3 Year Treasury Bond ETF	21,644	1,874,587
iShares MSCI EAFE ETF	30,723	1,870,109
iShares Core S&P 500 ETF	2	619
Total Exchange-Traded Funds
(Cost $22,235,052)		31,406,996

MUTUAL FUNDS† - 17.4%
Guggenheim Variable Insurance Strategy Fund III[1]	92,189	2,280,756
Guggenheim Strategy Fund III[1]	89,097	2,209,599
Guggenheim Strategy Fund II1	74,266	1,836,605
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	103,633	1,028,036
Total Mutual Funds
(Cost $7,411,572)		7,354,996

MONEY MARKET FUND† - 5.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	2,427,856	2,427,856
Total Money Market Fund
(Cost $2,427,856)		2,427,856

	Face Amount
U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	$997,000	996,925
Total U.S. Treasury Bills
(Cost $996,905)		996,925

Total Investments - 100.0%
(Cost $33,071,385)		$42,186,773
Other Assets & Liabilities, net - 0.0%		2,935
Total Net Assets - 100.0%		$42,189,708

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	24	Sep 2020	$1,723,680	$90,899
S&P 500 Index Mini Futures Contracts	15	Sep 2020	2,313,187	52,217
MSCI EAFE Index Futures Contracts	53	Sep 2020	4,713,025	23,913
S&P MidCap 400 Index Mini Futures Contracts	3	Sep 2020	533,400	19,271
CAC 40 10 Euro Index Futures Contracts	5	Jul 2020	277,341	4,517
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2020	202,675	(131)
Hang Seng Index Futures Contracts††	1	Jul 2020	155,772	(4,365)
			$9,919,080	$186,321
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	24	Sep 2020	3,339,750	11,385
U.S. Treasury 2 Year Note Futures Contracts	6	Sep 2020	1,324,922	128
			$4,664,672	$11,513
Equity Futures Contracts Sold Short†
Nikkei 225 (CME) Index Futures Contracts	2	Sep 2020	223,350	9,143
SPI 200 Index Futures Contracts	1	Sep 2020	101,463	257
FTSE 100 Index Futures Contracts	1	Sep 2020	76,125	(258)
DAX Index Futures Contracts	1	Sep 2020	346,774	(8,035)
			$747,712	$1,107
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	2	Sep 2020	$231,750	$(243)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES N (MANAGED ASSET ALLOCATION SERIES)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$31,406,996	$—	$—	$31,406,996
Mutual Funds	7,354,996	—	—	7,354,996
Money Market Fund	2,427,856	—	—	2,427,856
U.S. Treasury Bills	—	996,925	—	996,925
Equity Futures Contracts**	200,217	—	—	200,217
Interest Rate Futures Contracts**	11,513	—	—	11,513
Total Assets	$41,401,578	$996,925	$—	$42,398,503

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,424	$4,365	$—	$12,789
Currency Futures Contracts**	243	—	—	243
Total Liabilities	$8,667	$4,365	$—	$13,032

**	This derivative is reported as unrealized appreciation/depreciation at period end.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES N (MANAGED ASSET ALLOCATION SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,819,612	$17,589	$—	$—	$(596)	$1,836,605	74,266	$17,691
Guggenheim Strategy Fund III	3,384,297	25,873	(1,200,000)	(11,759)	11,188	2,209,599	89,097	26,040
Guggenheim Ultra Short Duration Fund — Institutional Class	1,022,480	8,612	—	—	(3,056)	1,028,036	103,633	8,660
Guggenheim Variable Insurance Strategy Fund III	2,964,889	25,483	(700,000)	(14,276)	4,660	2,280,756	92,189	25,651
	$9,191,278	$77,557	$(1,900,000)	$(26,035)	$12,196	$7,354,996		$78,042

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $25,659,813)	$34,831,777
Investments in affiliated issuers, at value (cost $7,411,572)	7,354,996
Foreign currency, at value (cost $76)	86
Cash	1,932
Prepaid expenses	183
Receivables:
Dividends	75,320
Variation margin on futures contracts	35,162
Interest	160
Total assets	42,299,616

Liabilities:
Payable for:
Fund shares redeemed	27,661
Professional fees	23,104
Printing fees	14,919
Management fees	13,688
Securities purchased	10,713
Distribution and service fees	8,687
Fund accounting/administration fees	2,542
Transfer agent/maintenance fees	2,301
Trustees’ fees*	1,519
Miscellaneous	4,774
Total liabilities	109,908
Commitments and contingent liabilities (Note 13)	—
Net assets	$42,189,708

Net assets consist of:
Paid in capital	$29,126,520
Total distributable earnings (loss)	13,063,188
Net assets	$42,189,708
Capital shares outstanding	1,345,631
Net asset value per share	$31.35

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$309,457
Dividends from securities of affiliated issuers	78,042
Interest	3,707
Total investment income	391,206

Expenses:
Management fees	83,942
Distribution and service fees	52,464
Transfer agent/maintenance fees	12,601
Professional fees	22,030
Fund accounting/administration fees	15,535
Trustees’ fees*	9,011
Custodian fees	806
Line of credit fees	538
Miscellaneous	18,026
Total expenses	214,953
Less:
Expenses waived by Adviser	(1,269)
Net expenses	213,684
Net investment income	177,522

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,148,111
Investments in affiliated issuers	(26,035)
Futures contracts	(674,872)
Foreign currency transactions	(2,393)
Net realized gain	444,811
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,895,584)
Investments in affiliated issuers	12,196
Futures contracts	157,825
Foreign currency translations	7
Net change in unrealized appreciation (depreciation)	(1,725,556)
Net realized and unrealized loss	(1,280,745)
Net decrease in net assets resulting from operations	$(1,103,223)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$177,522	$658,539
Net realized gain on investments	444,811	2,663,361
Net change in unrealized appreciation (depreciation) on investments	(1,725,556)	4,897,820
Net increase (decrease) in net assets resulting from operations	(1,103,223)	8,219,720

Distributions to shareholders	—	(1,105,138)

Capital share transactions:
Proceeds from sale of shares	731,523	1,782,394
Distributions reinvested	—	1,105,138
Cost of shares redeemed	(3,657,131)	(6,419,274)
Net decrease from capital share transactions	(2,925,608)	(3,531,742)
Net increase (decrease) in net assets	(4,028,831)	3,582,840

Net assets:
Beginning of period	46,218,539	42,635,699
End of period	$42,189,708	$46,218,539

Capital share activity:
Shares sold	23,470	59,756
Shares issued from reinvestment of distributions	—	36,365
Shares redeemed	(120,053)	(213,259)
Net decrease in shares	(96,583)	(117,138)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$32.05	$27.34	$31.68	$28.74	$27.43	$27.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.44	.47	.39	.40	.32
Net gain (loss) on investments (realized and unrealized)	(.83)	5.02	(2.08)	3.68	1.78	(.28)
Total from investment operations	(.70)	5.46	(1.61)	4.07	2.18	.04
Less distributions from:
Net investment income	—	(.51)	(.44)	(.46)	(.33)	(.28)
Net realized gains	—	(.24)	(2.29)	(.67)	(.54)	—
Total distributions	—	(.75)	(2.73)	(1.13)	(.87)	(.28)
Net asset value, end of period	$31.35	$32.05	$27.34	$31.68	$28.74	$27.43

Total Return[c]	(2.18%)	20.11%	(5.73%)	14.39%	8.01%	0.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,190	$46,219	$42,636	$51,080	$52,840	$52,629
Ratios to average net assets:
Net investment income (loss)	0.85%	1.45%	1.53%	1.29%	1.42%	1.14%
Total expenses[d]	1.02%	1.01%	0.99%	0.98%	0.92%	0.94%
Net expenses[e]	1.02%	1.00%	0.99%	0.98%	0.92%	0.94%
Portfolio turnover rate	2%	14%	4%	1%	6%	3%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Chevron Corp.	2.7%
Bank of America Corp.	2.4%
Verizon Communications, Inc.	1.9%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.7%
Pfizer, Inc.	1.6%
Freeport-McMoRan, Inc.	1.6%
Huntsman Corp.	1.5%
Berkshire Hathaway, Inc. — Class B	1.5%
Johnson & Johnson	1.5%
Top Ten Total	18.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series O (All Cap Value Series)	(18.73%)	(11.00%)	3.79%	8.92%
Russell 3000 Value Index	(16.74%)	(9.42%)	4.41%	10.23%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 3000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 97.6%

Financial - 27.4%
Bank of America Corp.	83,325	$1,978,969
JPMorgan Chase & Co.	15,166	1,426,514
Citigroup, Inc.	27,506	1,405,557
Berkshire Hathaway, Inc. — Class B*	6,868	1,226,006
Voya Financial, Inc.	24,286	1,132,942
Equity Commonwealth REIT	30,468	981,070
Allstate Corp.	8,262	801,331
Truist Financial Corp.	20,656	775,633
Zions Bancorp North America	21,169	719,746
Wells Fargo & Co.	28,096	719,258
Morgan Stanley	13,028	629,252
KeyCorp	49,889	607,648
Axis Capital Holdings Ltd.	14,954	606,534
Alleghany Corp.	1,206	589,903
Medical Properties Trust, Inc. REIT	30,988	582,574
Alexandria Real Estate Equities, Inc. REIT	3,552	576,312
MetLife, Inc.	15,334	559,997
Principal Financial Group, Inc.	12,855	533,997
Prudential Financial, Inc.	8,626	525,323
Physicians Realty Trust REIT	29,711	520,537
Hartford Financial Services Group, Inc.	11,654	449,262
Gaming and Leisure Properties, Inc. REIT	11,280	390,288
Radian Group, Inc.	24,321	377,219
Pinnacle Financial Partners, Inc.	8,768	368,168
Loews Corp.	10,075	345,472
Charles Schwab Corp.	9,212	310,813
Heritage Insurance Holdings, Inc.	23,153	303,073
Regions Financial Corp.	25,276	281,069
Sun Communities, Inc. REIT	2,052	278,415
VICI Properties, Inc. REIT	13,634	275,271
First Horizon National Corp.	26,668	265,613
WSFS Financial Corp.	8,459	242,773
Howard Hughes Corp.*	4,586	238,243
Mastercard, Inc. — Class A	715	211,426
Cousins Properties, Inc. REIT	6,834	203,858
American International Group, Inc.	6,394	199,365
Hilltop Holdings, Inc.	10,087	186,105
IBERIABANK Corp.	3,916	178,335
Stifel Financial Corp.	3,515	166,716
BOK Financial Corp.	2,840	160,290
Heartland Financial USA, Inc.	3,967	132,656
First Midwest Bancorp, Inc.	4,306	57,485
Total Financial		22,521,018

Consumer, Non-cyclical - 15.6%
Pfizer, Inc.	41,289	1,350,150
Johnson & Johnson	8,556	1,203,230
Bunge Ltd.	18,787	772,709
Ingredion, Inc.	8,757	726,831
Alexion Pharmaceuticals, Inc.*	5,760	646,502
HCA Healthcare, Inc.	6,649	645,352
Archer-Daniels-Midland Co.	16,063	640,914
Quest Diagnostics, Inc.	5,569	634,643
Tyson Foods, Inc. — Class A	9,842	587,666
Medtronic plc	6,276	575,509
Zimmer Biomet Holdings, Inc.	4,740	565,767
Encompass Health Corp.	8,850	548,081
Procter & Gamble Co.	4,471	534,597
Central Garden & Pet Co. — Class A*	15,532	524,826
Merck & Company, Inc.	6,587	509,373
McKesson Corp.	3,206	491,865
Humana, Inc.	1,232	477,708
Emergent BioSolutions, Inc.*	5,533	437,550
Amgen, Inc.	1,636	385,867
TreeHouse Foods, Inc.*	5,542	242,739
MGP Ingredients, Inc.	6,542	240,124
Adtalem Global Education, Inc.*	2,500	77,875
Total Consumer, Non-cyclical		12,819,878

Industrial - 9.5%
Knight-Swift Transportation Holdings, Inc.	21,358	890,842
Owens Corning	15,255	850,619
MDU Resources Group, Inc.	24,724	548,378
FedEx Corp.	3,877	543,633
Valmont Industries, Inc.	4,528	514,471
Johnson Controls International plc	13,810	471,473
PGT Innovations, Inc.*	26,010	407,837
Plexus Corp.*	5,474	386,246
FLIR Systems, Inc.	8,174	331,619
Jacobs Engineering Group, Inc.	3,679	311,979
Graphic Packaging Holding Co.	20,768	290,544
General Electric Co.	39,208	267,791
Rexnord Corp.	8,337	243,024
EnerSys	3,666	236,017
Kirby Corp.*	3,954	211,776
Snap-on, Inc.	1,340	185,604
Lockheed Martin Corp.	482	175,892
Kennametal, Inc.	5,690	163,360
Dycom Industries, Inc.*	3,883	158,776
Advanced Energy Industries, Inc.*	2,209	149,748
GATX Corp.	2,344	142,937
Colfax Corp.*	5,026	140,225
Park Aerospace Corp.	11,271	125,559
Crane Co.	1,331	79,141
Total Industrial		7,827,491

Consumer, Cyclical - 8.5%
Walmart, Inc.	8,836	1,058,376
DR Horton, Inc.	18,839	1,044,623
Home Depot, Inc.	2,283	571,914
Lear Corp.	5,073	553,058
Southwest Airlines Co.	15,677	535,840
PACCAR, Inc.	5,968	446,705
Penske Automotive Group, Inc.	11,376	440,365
PVH Corp.	8,459	406,455
LKQ Corp.*	13,820	362,084
UniFirst Corp.	1,884	337,141
MSC Industrial Direct Company, Inc. — Class A	4,351	316,796
BorgWarner, Inc.	5,015	177,030
BMC Stock Holdings, Inc.*	6,477	162,832

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
Skechers USA, Inc. — Class A*	4,730	$148,427
Ralph Lauren Corp. — Class A	1,477	107,112
Meritage Homes Corp.*	1,270	96,672
Macy’s, Inc.	12,693	87,328
Dick’s Sporting Goods, Inc.	1,879	77,528
Methode Electronics, Inc.	2,215	69,241
Total Consumer, Cyclical		6,999,527

Technology - 8.2%
Micron Technology, Inc.*	22,842	1,176,820
Skyworks Solutions, Inc.	8,767	1,120,949
Intel Corp.	13,789	824,996
Apple, Inc.	2,251	821,165
Qorvo, Inc.*	6,818	753,593
Super Micro Computer, Inc.*	19,484	553,151
Amdocs Ltd.	6,058	368,811
MACOM Technology Solutions Holdings, Inc.*	8,649	297,093
International Business Machines Corp.	2,406	290,573
Lumentum Holdings, Inc.*	3,315	269,940
Evolent Health, Inc. — Class A*	21,167	150,709
Science Applications International Corp.	1,652	128,327
Total Technology		6,756,127

Energy - 7.4%
Chevron Corp.	24,806	2,213,439
ConocoPhillips	20,031	841,703
Marathon Petroleum Corp.	22,314	834,097
Parsley Energy, Inc. — Class A	64,634	690,291
Cabot Oil & Gas Corp. — Class A	29,092	499,801
Range Resources Corp.	70,480	396,802
Marathon Oil Corp.	51,739	316,643
Exxon Mobil Corp.	6,914	309,194
Total Energy		6,101,970

Basic Materials - 7.3%
Freeport-McMoRan, Inc.	113,142	1,309,053
Huntsman Corp.	68,444	1,229,939
Nucor Corp.	15,903	658,544
Westlake Chemical Corp.	11,730	629,315
Reliance Steel & Aluminum Co.	6,554	622,171
Olin Corp.	39,150	449,833
DuPont de Nemours, Inc.	7,296	387,636
Ashland Global Holdings, Inc.	4,903	338,797
Commercial Metals Co.	11,660	237,864
Dow, Inc.	3,272	133,367
Total Basic Materials		5,996,519

Communications - 7.0%
Verizon Communications, Inc.	27,789	1,532,008
Comcast Corp. — Class A	28,906	1,126,756
Cisco Systems, Inc.	17,793	829,866
F5 Networks, Inc.*	4,041	563,639
Infinera Corp.*	77,869	460,984
Juniper Networks, Inc.	14,805	338,442
Ciena Corp.*	6,045	327,397
Viavi Solutions, Inc.*	22,862	291,262
T-Mobile US, Inc.*	2,707	281,934
Total Communications		5,752,288

Utilities - 6.7%
Public Service Enterprise Group, Inc.	18,280	898,645
Exelon Corp.	23,741	861,561
Pinnacle West Capital Corp.	10,663	781,491
Duke Energy Corp.	8,207	655,657
Edison International	8,820	479,014
Portland General Electric Co.	9,436	394,519
NiSource, Inc.	16,523	375,733
Southwest Gas Holdings, Inc.	3,787	261,492
PPL Corp.	9,865	254,912
Avista Corp.	6,144	223,580
AES Corp.	9,552	138,409
Spire, Inc.	2,034	133,654
Total Utilities		5,458,667

Total Common Stocks
(Cost $79,419,442)		80,233,485

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	27,540

Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	2,707	455
Total Rights
(Cost $—)		27,995

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	7,310	823,252
Total Exchange-Traded Funds
(Cost $949,416)		823,252

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[1]	1,218,523	1,218,523
Total Money Market Fund
(Cost $1,218,523)		1,218,523

Total Investments - 100.1%
(Cost $81,587,381)		$82,303,255
Other Assets & Liabilities, net - (0.1)%		(44,875)
Total Net Assets - 100.0%		$82,258,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES O (ALL CAP VALUE SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$80,233,485	$—	$—	$80,233,485
Rights	27,995	—	—	27,995
Exchange-Traded Funds	823,252	—	—	823,252
Money Market Fund	1,218,523	—	—	1,218,523
Total Assets	$82,303,255	$—	$—	$82,303,255

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments, at value (cost $81,587,381)	$82,303,255
Prepaid expenses	361
Receivables:
Dividends	100,229
Interest	85
Fund shares sold	55
Total assets	82,403,985

Liabilities:
Payable for:
Fund shares redeemed	41,156
Printing fees	31,737
Management fees	24,809
Distribution and service fees	17,271
Professional fees	15,592
Fund accounting/administration fees	5,054
Transfer agent/maintenance fees	2,351
Trustees’ fees*	2,190
Miscellaneous	5,445
Total liabilities	145,605
Commitments and contingent liabilities (Note 13)	—
Net assets	$82,258,380

Net assets consist of:
Paid in capital	$75,451,650
Total distributable earnings (loss)	6,806,730
Net assets	$82,258,380
Capital shares outstanding	3,077,468
Net asset value per share	$26.73

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends	$1,519,546
Interest	2,805
Total investment income	1,522,351

Expenses:
Management fees	304,210
Distribution and service fees	108,646
Transfer agent/maintenance fees	12,700
Fund accounting/administration fees	32,161
Professional fees	24,317
Trustees’ fees*	9,731
Line of credit fees	1,187
Custodian fees	648
Miscellaneous	32,598
Total expenses	526,198
Less:
Expenses waived by Adviser	(145,167)
Earnings credits applied	(8)
Total waived expenses	(145,175)
Net expenses	381,023
Net investment income	1,141,328

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,354,297)
Net realized loss	(1,354,297)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,373,951)
Net change in unrealized appreciation (depreciation)	(19,373,951)
Net realized and unrealized loss	(20,728,248)
Net decrease in net assets resulting from operations	$(19,586,920)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,141,328	$1,685,159
Net realized gain (loss) on investments	(1,354,297)	6,063,349
Net change in unrealized appreciation (depreciation) on investments	(19,373,951)	14,405,167
Net increase (decrease) in net assets resulting from operations	(19,586,920)	22,153,675

Distributions to shareholders	—	(9,601,509)

Capital share transactions:
Proceeds from sale of shares	2,140,636	4,011,293
Distributions reinvested	—	9,601,509
Cost of shares redeemed	(7,929,313)	(19,446,850)
Net decrease from capital share transactions	(5,788,677)	(5,834,048)
Net increase (decrease) in net assets	(25,375,597)	6,718,118

Net assets:
Beginning of period	107,633,977	100,915,859
End of period	$82,258,380	$107,633,977

Capital share activity:
Shares sold	83,874	130,063
Shares issued from reinvestment of distributions	—	315,943
Shares redeemed	(278,997)	(616,888)
Net decrease in shares	(195,123)	(170,882)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$32.89	$29.31	$35.97	$34.05	$29.30	$35.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.51	.43	.24	.45	.43
Net gain (loss) on investments (realized and unrealized)	(6.52)	6.19	(3.83)	4.51	6.01	(1.80)
Total from investment operations	(6.16)	6.70	(3.40)	4.75	6.46	(1.37)
Less distributions from:
Net investment income	—	(.49)	(.40)	(.38)	(.48)	(.33)
Net realized gains	—	(2.63)	(2.86)	(2.45)	(1.23)	(4.35)
Total distributions	—	(3.12)	(3.26)	(2.83)	(1.71)	(4.68)
Net asset value, end of period	$26.73	$32.89	$29.31	$35.97	$34.05	$29.30

Total Return[c]	(18.73%)	23.74%	(10.62%)	14.77%	22.71%	(4.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,258	$107,634	$100,916	$132,771	$128,367	$120,113
Ratios to average net assets:
Net investment income (loss)	2.63%	1.62%	1.23%	0.69%	1.48%	1.33%
Total expenses[d]	1.21%	1.18%	1.17%	1.11%	0.90%	0.92%
Net expenses[e,f,g]	0.88%	0.88%	0.88%	0.89%	0.90%	0.92%
Portfolio turnover rate	11%	33%	36%	33%	47%	39%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.88%	0.88%	0.88%	0.88%	0.90%	0.92%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
LBC Tank Terminals Holding Netherlands BV, 6.88%	1.8%
Terraform Global Operating LLC, 6.13%	1.7%
EIG Investors Corp., 10.88%	1.5%
Kraft Heinz Foods Co., 5.00%	1.4%
Altice France S.A., 7.38%	1.2%
Hunt Companies, Inc., 6.25%	1.2%
Iron Mountain, Inc., 5.63%	1.1%
Great Lakes Dredge & Dock Corp., 8.00%	1.1%
Level 3 Financing, Inc., 4.25%	1.1%
Grinding Media Inc. / MC Grinding Media Canada Inc., 7.38%	1.0%
Top Ten Total	13.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2020

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series P (High Yield Series)	(5.78%)	(2.70%)	3.11%	5.38%
Bloomberg Barclays U.S. Corporate High Yield Index	(3.80%)	0.03%	4.79%	6.68%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
A	0.4%
BBB	11.4%
BB	50.2%
B	26.9%
CCC	8.5%
C	0.0%[3]
NR2	1.0%
Other Instruments	1.6%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.
[3]	Value of securities is less than 0.1% of total investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Shares	Value
COMMON STOCKS† - 0.8%

Utilities - 0.6%
TexGen Power LLC†††	7,929	$253,728

Consumer, Non-cyclical - 0.1%
ATD New Holdings, Inc.*,†††	3,166	47,490
Chef Holdings, Inc.*,†††,1	75	6,371
Cengage Learning Holdings II, Inc.*,††	2,107	5,794
Spectrum Brands Holdings, Inc.	6	275
Crimson Wine Group Ltd.*	24	130
MEDIQ, Inc.*,†††,1	92	—
Total Consumer, Non-cyclical		60,060

Energy - 0.1%
SandRidge Energy, Inc.*	14,330	18,486
Legacy Reserves, Inc.*,†††,1	1,969	1,969
Total Energy		20,455

Financial - 0.0%
Jefferies Financial Group, Inc.	247	3,841
Adelphia Recovery Trust*,†††,1	5,270	—
Total Financial		3,841

Industrial - 0.0%
BP Holdco LLC*,†††,1,2	523	152
Vector Phoenix Holdings, LP*,†††,1	523	44
Total Industrial		196

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	28
Chorus Aviation, Inc.	3	7
Total Consumer, Cyclical		35

Total Common Stocks
(Cost $1,183,520)		338,315

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
American Equity Investment Life Holding Co., 5.95%	6,000	124,440

Industrial - 0.0%
U.S. Shipping Corp.*,†††,1	24,529	—
Total Preferred Stocks
(Cost $775,000)		124,440

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[5]	143,663	143,663
Total Money Market Fund
(Cost $143,663)		143,663

	Face Amount
CORPORATE BONDS†† - 85.8%
Financial - 14.1%
Iron Mountain, Inc.
5.63% due 07/15/32[6]	$475,000	474,003
4.88% due 09/15/29[6]	120,000	116,700
5.25% due 07/15/30[6]	75,000	73,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]	350,000	308,000
6.25% due 06/03/26[6]	325,000	303,062
Hunt Companies, Inc.
6.25% due 02/15/26[6]	525,000	477,750
Newmark Group, Inc.
6.13% due 11/15/23	400,000	397,138
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6,7]	350,000	378,000
AmWINS Group, Inc.
7.75% due 07/01/26[6]	350,000	367,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24	352,000	350,240
NFP Corp.
6.88% due 07/15/25[6]	200,000	197,292
8.00% due 07/15/25[6]	150,000	146,625
Springleaf Finance Corp.
7.13% due 03/15/26	150,000	155,249
8.88% due 06/01/25	50,000	53,452
6.63% due 01/15/28	50,000	49,500
American Equity Investment Life Holding Co.
5.00% due 06/15/27	210,000	228,001
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[6]	200,000	208,500
Assurant, Inc.
7.00% due 03/27/48[4]	200,000	205,240
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]	200,000	201,040
USI, Inc.
6.88% due 05/01/25[6]	175,000	176,531
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	150,000	153,190
CIT Group, Inc.
3.93% due 06/19/24[4]	125,000	121,263
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	125,000	115,000
CNO Financial Group, Inc.
5.25% due 05/30/29	100,000	107,173
Goldman Sachs Group, Inc.
5.30% [3,4]	100,000	100,798
HUB International Ltd.
7.00% due 05/01/26[6]	100,000	99,790

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value
Quicken Loans, Inc.
5.25% due 01/15/28[6]	$75,000	$77,391
LPL Holdings, Inc.
4.63% due 11/15/27[6]	75,000	74,063
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.75% due 10/15/27[6]	25,000	24,915
SBA Communications Corp.
3.88% due 02/15/27[6]	25,000	24,906
Total Financial		5,766,187

Consumer, Cyclical - 14.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	725,000	731,721
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	272,250
5.75% due 03/01/25	200,000	200,000
Williams Scotsman International, Inc.
6.88% due 08/15/23[6]	325,000	333,600
7.88% due 12/15/22[6]	64,000	66,520
Sabre GLBL, Inc.
9.25% due 04/15/25[6]	175,000	184,406
5.38% due 04/15/23[6]	150,000	140,031
Delta Air Lines, Inc.
7.00% due 05/01/25[6,7]	300,000	309,680
Boyd Gaming Corp.
8.63% due 06/01/25[6]	250,000	261,250
Boyne USA, Inc.
7.25% due 05/01/25[6]	247,000	258,733
Clarios Global, LP
6.75% due 05/15/25[6]	225,000	234,000
Wabash National Corp.
5.50% due 10/01/25[6]	255,000	233,963
Wolverine World Wide, Inc.
6.38% due 05/15/25[6]	200,000	209,500
Aramark Services, Inc.
6.38% due 05/01/25[6]	200,000	206,526
Hanesbrands, Inc.
5.38% due 05/15/25[6]	200,000	202,250
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[6]	175,000	183,312
Live Nation Entertainment, Inc.
6.50% due 05/15/27[6]	175,000	180,250
Cedar Fair Limited Partnership / Canada’s Wonderland Company / Magnum Management Corporation / Millennium Op
5.50% due 05/01/25[6]	175,000	175,875
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[6]	100,000	105,000
3.88% due 01/15/28[6]	50,000	48,509
Titan International, Inc.
6.50% due 11/30/23	225,000	146,927
Performance Food Group, Inc.
6.88% due 05/01/25[6]	125,000	129,063
Picasso Finance Sub, Inc.
6.13% due 06/15/25[6]	125,000	127,812
Vail Resorts, Inc.
6.25% due 05/15/25[6]	100,000	104,625
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[6]	100,000	104,500
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[6]	100,000	103,970
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[6]	100,000	100,495
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[6]	100,000	100,250
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	75,000	77,531
Yum! Brands, Inc.
7.75% due 04/01/25[6]	50,000	53,937
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[6]	50,000	50,500
Cedar Fair, LP
5.25% due 07/15/29[6]	50,000	45,250
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
4.88% due 02/15/30[6]	40,000	33,424
Cedar Fair Limited Partnership / Canada’s Wonderland Company / Magnum Management Corp.
5.38% due 06/01/24	25,000	23,672
Total Consumer, Cyclical		5,739,332

Communications - 13.9%
Virgin Media Secured Finance plc
5.50% due 05/15/29[6]	400,000	418,000
4.50% due 08/15/30[6]	250,000	250,313
EIG Investors Corp.
10.88% due 02/01/24	635,000	615,950
Level 3 Financing, Inc.
4.25% due 07/01/28[6]	425,000	424,511
4.63% due 09/15/27[6]	125,000	125,938
Altice France S.A.
7.38% due 05/01/26[6]	475,000	495,330
CSC Holdings LLC
4.13% due 12/01/30[6]	250,000	247,813
6.50% due 02/01/29[6]	200,000	218,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[6]	350,000	354,375
4.50% due 08/15/30[6]	100,000	102,000
Sirius XM Radio, Inc.
4.13% due 07/01/30[6]	200,000	197,792
5.50% due 07/01/29[6]	125,000	131,577
Cengage Learning, Inc.
9.50% due 06/15/24[6]	440,000	308,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value
Ziggo BV
5.50% due 01/15/27[6]	$300,000	$303,768
Virgin Media Finance plc
5.00% due 07/15/30[6]	275,000	268,870
Dolya Holdco 18 DAC
5.00% due 07/15/28[6]	225,000	222,120
Telenet Finance Luxembourg Note
5.50% due 03/01/28	200,000	208,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	293,000	194,845
Lamar Media Corp.
4.88% due 01/15/29[6]	100,000	100,500
3.75% due 02/15/28[6]	100,000	94,280
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[6]	200,000	193,000
Match Group, Inc.
4.63% due 06/01/28[6]	100,000	100,875
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	75,000	76,500
Total Communications		5,653,607

Consumer, Non-cyclical - 13.2%
Kraft Heinz Foods Co.
5.00% due 06/04/42	525,000	553,143
4.38% due 06/01/46	100,000	98,309
5.50% due 06/01/50[6]	75,000	79,947
4.63% due 10/01/39[6]	50,000	50,208
Tenet Healthcare Corp.
7.50% due 04/01/25[6]	200,000	212,750
6.25% due 02/01/27[6]	100,000	99,250
5.13% due 11/01/27[6]	75,000	74,002
5.13% due 05/01/25	75,000	72,391
Vector Group Ltd.
6.13% due 02/01/25[6]	435,000	417,600
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]	435,000	408,900
Beverages & More, Inc.
11.50% due 06/15/22[8]	400,000	332,000
HCA, Inc.
3.50% due 09/01/30	300,000	288,952
US Foods, Inc.
6.25% due 04/15/25[6]	275,000	279,812
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	320,000	276,320
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[6]	225,000	239,625
AMN Healthcare, Inc.
4.63% due 10/01/27[6]	225,000	219,094
Carriage Services, Inc.
6.63% due 06/01/26[6]	200,000	210,250
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[6]	200,000	199,292
Par Pharmaceutical, Inc.
7.50% due 04/01/27[6]	175,000	179,585
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[6]	175,000	178,937
Nathan’s Famous, Inc.
6.63% due 11/01/25[6]	175,000	176,313
Avanos Medical, Inc.
6.25% due 10/15/22	150,000	150,000
DaVita, Inc.
4.63% due 06/01/30[6]	150,000	149,280
Centene Corp.
4.25% due 12/15/27	125,000	128,989
Lamb Weston Holdings, Inc.
4.88% due 05/15/28[6]	75,000	79,463
Gartner, Inc.
4.50% due 07/01/28[6]	75,000	75,878
Charles River Laboratories International, Inc.
4.25% due 05/01/28[6]	70,000	69,964
United Rentals North America, Inc.
3.88% due 11/15/27	50,000	49,875
Sotheby’s
7.38% due 10/15/27[6,7]	50,000	47,250
Total Consumer, Non-cyclical		5,397,379

Industrial - 13.2%
Masonite International Corp.
5.38% due 02/01/28[6]	250,000	255,625
5.75% due 09/15/26[6]	200,000	206,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	426,000	436,650
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	425,000	422,875
Standard Industries, Inc.
4.75% due 01/15/28[6]	200,000	202,750
4.38% due 07/15/30[6]	150,000	149,625
5.00% due 02/15/27[6]	50,000	50,625
Harsco Corp.
5.75% due 07/31/27[6]	352,000	352,880
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	400,000	339,000
Howmet Aerospace, Inc.
6.88% due 05/01/25	300,000	325,458
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[6]	300,000	271,125
PowerTeam Services LLC
9.03% due 12/04/25[6]	250,000	255,000
TransDigm, Inc.
6.25% due 03/15/26[6]	250,000	249,380
EnerSys
4.38% due 12/15/27[6]	250,000	247,500
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]	200,000	201,000
Trinity Industries, Inc.
4.55% due 10/01/24	200,000	200,598

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[6]	$200,000	$196,770
JELD-WEN, Inc.
6.25% due 05/15/25[6]	175,000	181,563
EnPro Industries, Inc.
5.75% due 10/15/26	170,000	170,000
American Woodmark Corp.
4.88% due 03/15/26[6]	156,000	152,490
Berry Global, Inc.
4.88% due 07/15/26[6]	150,000	152,250
Amsted Industries, Inc.
4.63% due 05/15/30[6]	150,000	148,331
Hillenbrand, Inc.
5.75% due 06/15/25	100,000	103,500
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[6]	75,000	76,687
Sealed Air Corp.
4.00% due 12/01/27[6]	25,000	25,000
Total Industrial		5,372,682

Energy - 6.7%
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	450,000	418,500
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[6]	430,000	391,300
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	325,000	268,937
NuStar Logistics, LP
5.63% due 04/28/27	200,000	193,000
6.00% due 06/01/26	50,000	48,500
PDC Energy, Inc.
6.13% due 09/15/24	250,000	232,500
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	200,000	185,000
Antero Resources Corp.
5.13% due 12/01/22	250,000	180,625
Range Resources Corp.
5.00% due 03/15/23[7]	160,000	137,600
5.88% due 07/01/22	38,000	34,960
CVR Energy, Inc.
5.75% due 02/15/28[6]	175,000	153,125
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[6]	150,000	125,054
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	100,000	100,500
Unit Corp.
due 05/15/21[10]	652,000	86,214
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	175,000	70,394
CNX Resources Corp.
5.88% due 04/15/22	57,000	56,250
Bruin E&P Partners LLC
due 08/01/23[8,10]	139,000	2,780
Total Energy		2,685,239

Basic Materials - 4.1%
United States Steel Corp.
12.00% due 06/01/25[6]	225,000	230,625
6.88% due 08/15/25[7]	100,000	68,000
Kaiser Aluminum Corp.
4.63% due 03/01/28[6]	185,000	176,919
6.50% due 05/01/25[6]	50,000	51,688
Arconic Corp.
6.00% due 05/15/25[6]	200,000	206,750
Alcoa Nederland Holding BV
7.00% due 09/30/26[6]	200,000	205,000
Minerals Technologies, Inc.
5.00% due 07/01/28[6]	175,000	177,625
Neon Holdings, Inc.
10.13% due 04/01/26[6]	158,000	156,815
WR Grace & Company-Conn
4.88% due 06/15/27[6]	125,000	126,629
Ingevity Corp.
4.50% due 02/01/26[6]	100,000	97,500
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	75,000	78,750
Novelis Corp.
4.75% due 01/30/30[6]	75,000	71,625
Valvoline, Inc.
4.25% due 02/15/30[6]	25,000	24,625
Mirabela Nickel Ltd.
due 06/24/19[8,10]	390,085	19,504
Total Basic Materials		1,692,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value
Technology - 3.6%
NCR Corp.
8.13% due 04/15/25[6]	$300,000	$318,000
6.13% due 09/01/29[6]	225,000	224,437
Boxer Parent Company, Inc.
7.13% due 10/02/25[6]	250,000	262,125
Qorvo, Inc.
4.38% due 10/15/29[6]	225,000	230,418
Entegris, Inc.
4.38% due 04/15/28[6]	100,000	101,750
PTC, Inc.
4.00% due 02/15/28[6]	100,000	99,012
Open Text Holdings, Inc.
4.13% due 02/15/30[6]	100,000	98,250
MSCI, Inc.
3.88% due 02/15/31[6]	75,000	76,500
CDK Global, Inc.
5.25% due 05/15/29[6]	50,000	51,921
Total Technology		1,462,413

Utilities - 2.9%
Terraform Global Operating LLC
6.13% due 03/01/26[6]	695,000	684,575
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	150,000	158,625
5.50% due 05/20/25	100,000	103,000
Clearway Energy Operating LLC
5.75% due 10/15/25	175,000	180,688
DPL, Inc.
4.13% due 07/01/25[6]	75,000	75,021
Total Utilities		1,201,909

Total Corporate Bonds
(Cost $36,707,876)		34,970,803

SENIOR FLOATING RATE INTERESTS††,9 - 7.9%
Consumer, Non-cyclical - 2.4%
Endo Luxembourg Finance Co.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	322,697	304,142
Cambrex Corp.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26†††	199,000	195,020
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	195,746	161,490
Diamond (BC) BV
3.76% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	147,727	135,417
Springs Window Fashions
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	125,250
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,1,11	41,774	39,686
Total Consumer, Non-cyclical		961,005

Communications - 2.2%
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	348,912	279,827
Resource Label Group LLC
9.95% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	250,000	205,000
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	233,862	196,678
GTT Communications, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	196,000	143,652
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	97,500	90,919
Total Communications		916,076

Consumer, Cyclical - 1.4%
BBB Industries, LLC
5.58% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	157,225	134,034
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	194,063	112,880
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	98,734	98,487
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	99,500	88,555
Sotheby’s
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	52,964	49,345
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	117,909	41,534
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	26,542
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,190	12,487
Total Consumer, Cyclical		563,864

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

	Face Amount	Value
Technology - 1.0%
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	$338,625	$337,177
Cvent, Inc.
3.93% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	88,267	75,431
Total Technology		412,608

Industrial - 0.9%
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	200,000	183,000
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	100,000	97,750
YAK MAT (YAK ACCESS LLC)
10.30% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	125,000	87,500
Total Industrial		368,250
Basic Materials - 0.0%
DCG Acquisition Corp.
4.68% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	13,870	12,344

Energy - 0.0%
Permian Production Partners LLC
due 05/20/24†††,10	190,000	9,500
Total Senior Floating Rate Interests
(Cost $3,925,816)		3,243,647

Total Investments - 95.2%
(Cost $42,735,875)		$38,820,868
Other Assets & Liabilities, net - 4.8%		1,954,600
Total Net Assets - 100.0%		$40,775,468

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	$2,660,000	$(15,960)	$(138,209)	$122,249

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $385,399, (cost $1,068,518) or 0.9% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7-day yield as of June 30, 2020.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $26,799,007 (cost $27,128,500), or 65.7% of total net assets.

[7]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2020, the total market value of segregated or earmarked security was $940,530 — See Note 12.

[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $424,678 (cost $1,027,883), or 1.0% of total net assets — See Note 9.

[9]

Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[10]	Security is in default of interest and/or principal obligations.
[11]	Payment in-kind security
BofA — Bank of America
CDX.NA.HY.34.V6 — Credit Default Swap North American High Yield Series 34 Index Version 6
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$22,767	$5,794	$309,754		$338,315
Preferred Stocks	—	124,440	—	*	124,440
Money Market Fund	143,663	—	—		143,663
Corporate Bonds	—	34,970,803	—		34,970,803
Senior Floating Rate Interests	—	2,368,709	874,938		3,243,647
Credit Default Swap Agreements**	—	122,249	—		122,249
Total Assets	$166,430	$37,591,995	$1,184,692		$38,943,117

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$—	$4,578	$4,578

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $698,044 are categorized as Level 2 within the disclosure hierarchy — See Note 12.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$253,728	Third Party Pricing	Broker Quote	—	—
Common Stocks	47,490	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Common Stocks	8,536	Enterprise Value	Valuation Multiple	2.0x-9.8x	8.0x
Senior Floating Rate Interests	498,075	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	337,177	Yield Analysis	Yield	6.4%
Senior Floating Rate Interests	39,686	Enterprise Value	Valuation Multiple	9.8x	—
Total Assets	$1,184,692
Liabilities:
Unfunded Loan Commitments	$4,578	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES P (HIGH YIELD SERIES)

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2020, the Fund had securities with a total value of $496,238 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $295,880 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2020:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,301,383	$8,995	$1,310,378	$(6,310)
Purchases/(Receipts)	10,704	9,859	20,563	(924)
(Sales, maturities and paydowns)/Fundings	(260,392)	—	(260,392)	1,138
Amortization of discount/premiums	1,456	—	1,456	—
Total realized gains or losses included in earnings	(5,291)	—	(5,291)	74,222
Total change in unrealized appreciation (depreciation) included in earnings	(72,062)	(10,318)	(82,380)	(72,704)
Transfers into Level 3	195,020	301,218	496,238	—
Transfers out of Level 3	(295,880)	—	(295,880)	—
Ending Balance	$874,938	$309,754	$1,184,692	$(4,578)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2020	$(93,264)	$(10,318)	$(103,582)	$(3,643)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20
Common Stock
BP Holdco LLC*,1	$185	$—	$—	$—	$(33)	$152	523

*	Non-income producing security.
[1]

Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $152, (cost $185) or less than 0.1% of total net assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $42,735,690)	$38,820,716
Investments in affiliated issuers, at value (cost $185)	152
Cash	26,037
Segregated cash with broker	3,131,026
Prepaid expenses	509
Receivables:
Securities sold	2,345,735
Interest	523,321
Variation margin on credit default swap agreements	27,854
Protection fees on credit default swap agreements	4,064
Dividends	1,065
Fund shares sold	894
Foreign tax reclaims	562
Total assets	44,881,935

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $942)	4,578
Reverse repurchase agreements (Note 12)	698,044
Unamortized upfront premiums received on credit default swap agreements	138,209
Payable for:
Securities purchased	3,146,956
Fund shares redeemed	37,191
Management fees	11,482
Distribution and service fees	8,593
Fund accounting/administration fees	2,515
Transfer agent/maintenance fees	2,271
Trustees’ fees*	1,696
Miscellaneous	54,932
Total liabilities	4,106,467
Commitments and contingent liabilities (Note 13)	—
Net assets	$40,775,468

Net assets consist of:
Paid in capital	$48,552,611
Total distributable earnings (loss)	(7,777,143)
Net assets	$40,775,468
Capital shares outstanding	1,524,320
Net asset value per share	$26.75

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$32,008
Interest from securities of unaffiliated issuers	1,409,660
Total investment income	1,441,668

Expenses:
Management fees	130,939
Distribution and service fees	54,558
Transfer agent/maintenance fees	12,657
Professional fees	27,018
Fund accounting/administration fees	16,152
Interest expense	15,712
Trustees’ fees*	9,133
Custodian fees	4,427
Line of credit fees	2,209
Miscellaneous	32,749
Total expenses	305,554
Less:
Expenses waived by Adviser	(54,050)
Earnings credits applied	(340)
Total waived expenses	(54,390)
Net expenses	251,164
Net investment income	1,190,504

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,525,010)
Swap agreements	(90,946)
Forward foreign currency exchange contracts	7,301
Foreign currency transactions	496
Net realized loss	(2,608,159)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,488,375)
Investments in affiliated issuers	(33)
Swap agreements	122,249
Forward foreign currency exchange contracts	2,168
Foreign currency translations	(40)
Net change in unrealized appreciation (depreciation)	(1,364,031)
Net realized and unrealized loss	(3,972,190)
Net decrease in net assets resulting from operations	$(2,781,686)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,190,504	$3,156,330
Net realized loss on investments	(2,608,159)	(2,468,727)
Net change in unrealized appreciation (depreciation) on investments	(1,364,031)	5,143,083
Net increase (decrease) in net assets resulting from operations	(2,781,686)	5,830,686

Distributions to shareholders	—	(4,081,160)

Capital share transactions:
Proceeds from sale of shares	9,077,463	15,085,511
Distributions reinvested	—	4,081,160
Cost of shares redeemed	(19,808,424)	(19,132,137)
Net increase (decrease) from capital share transactions	(10,730,961)	34,534
Net increase (decrease) in net assets	(13,512,647)	1,784,060

Net assets:
Beginning of period	54,288,115	52,504,055
End of period	$40,775,468	$54,288,115

Capital share activity:
Shares sold	350,855	529,015
Shares issued from reinvestment of distributions	—	148,244
Shares redeemed	(738,701)	(673,296)
Net increase (decrease) in shares	(387,846)	3,963

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$28.39	$27.51	$31.13	$30.82	$28.63	$33.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.73	1.68	1.79	1.81	1.91	2.17
Net gain (loss) on investments (realized and unrealized)	(2.37)	1.45	(2.99)	.09	2.93	(3.23)
Total from investment operations	(1.64)	3.13	(1.20)	1.90	4.84	(1.06)
Less distributions from:
Net investment income	—	(2.25)	(2.42)	(1.59)	(2.65)	(3.49)
Net realized gains	—	—	—	—	—	(.69)
Total distributions	—	(2.25)	(2.42)	(1.59)	(2.65)	(4.18)
Net asset value, end of period	$26.75	$28.39	$27.51	$31.13	$30.82	$28.63

Total Return[c]	(5.78%)	11.59%	(4.16%)	6.23%	17.52%	(3.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,775	$54,288	$52,504	$79,272	$95,760	$66,908
Ratios to average net assets:
Net investment income (loss)	5.46%	5.89%	5.98%	5.79%	6.46%	6.69%
Total expenses[d]	1.40%	1.31%	1.42%	1.40%	1.17%	1.19%
Net expenses[e,f,g]	1.15%	1.10%	1.26%	1.33%	1.13%	1.15%
Portfolio turnover rate	46%	58%	51%	76%	84%	101%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
1.07%	1.07%	1.07%	1.07%	1.07%	1.07%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	0.02%	—

*	Less than 0.01%.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
iShares Russell 2000 Value ETF	2.5%
MDU Resources Group, Inc.	2.1%
Central Garden & Pet Co. — Class A	2.1%
Physicians Realty Trust	2.1%
Parsley Energy, Inc. — Class A	1.9%
Infinera Corp.	1.8%
Portland General Electric Co.	1.8%
Equity Commonwealth	1.7%
Encompass Health Corp.	1.7%
Radian Group, Inc.	1.6%
Top Ten Total	19.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series Q (Small Cap Value Series)	(21.55%)	(14.12%)	0.52%	7.09%
Russell 2000 Value Index	(23.50%)	(17.48%)	1.26%	7.82%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 93.1%

Financial - 30.1%
Physicians Realty Trust REIT	62,421	$1,093,616
Equity Commonwealth REIT	28,682	923,560
Radian Group, Inc.	55,810	865,613
Lexington Realty Trust REIT	81,504	859,867
Heritage Insurance Holdings, Inc.	58,346	763,749
Pinnacle Financial Partners, Inc.	17,993	755,526
Axis Capital Holdings Ltd.	17,543	711,544
Zions Bancorp North America	18,784	638,656
CNO Financial Group, Inc.	40,859	636,175
WSFS Financial Corp.	21,918	629,047
Investors Bancorp, Inc.	71,084	604,214
Cathay General Bancorp	21,370	562,031
First Horizon National Corp.	54,535	543,169
Hilltop Holdings, Inc.	26,270	484,681
Simmons First National Corp. — Class A	28,200	482,502
Cousins Properties, Inc. REIT	13,506	402,884
MGIC Investment Corp.	47,910	392,383
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	377,961
Flagstar Bancorp, Inc.	12,439	366,080
Stifel Financial Corp.	7,323	347,330
Hanmi Financial Corp.	35,569	345,375
First Midwest Bancorp, Inc.	25,780	344,163
IBERIABANK Corp.	7,556	344,100
Howard Hughes Corp.*	6,280	326,246
Kennedy-Wilson Holdings, Inc.	20,793	316,470
Sunstone Hotel Investors, Inc. REIT	35,434	288,787
Hancock Whitney Corp.	13,170	279,204
Independent Bank Group, Inc.	6,785	274,928
Heartland Financial USA, Inc.	7,689	257,120
Berkshire Hills Bancorp, Inc.	21,325	235,001
American National Insurance Co.	3,134	225,867
RMR Group, Inc. — Class A	7,220	212,774
BOK Financial Corp.	2,731	154,138
Total Financial		16,044,761

Industrial - 18.7%
MDU Resources Group, Inc.	50,481	1,119,669
PGT Innovations, Inc.*	51,673	810,233
Knight-Swift Transportation Holdings, Inc.	18,935	789,779
Plexus Corp.*	10,407	734,318
Graphic Packaging Holding Co.	49,979	699,206
GATX Corp.	9,649	588,396
Valmont Industries, Inc.	4,900	556,738
Sanmina Corp.*	21,718	543,819
Rexnord Corp.	17,141	499,660
Owens Corning	8,337	464,871
EnerSys	6,949	447,376
FLIR Systems, Inc.	10,498	425,904
Kirby Corp.*	7,657	410,109
Kennametal, Inc.	11,020	316,384
Dycom Industries, Inc.*	7,577	309,824
Advanced Energy Industries, Inc.*	4,123	279,498
Colfax Corp.*	9,460	263,934
Encore Wire Corp.	5,174	252,595
Park Aerospace Corp.	22,473	250,349
Crane Co.	2,835	168,569
Total Industrial		9,931,231

Consumer, Cyclical - 9.3%
UniFirst Corp.	3,933	703,810
MSC Industrial Direct Company, Inc. — Class A	8,379	610,075
MDC Holdings, Inc.	13,612	485,948
Meritage Homes Corp.*	5,862	446,216
Hawaiian Holdings, Inc.	31,086	436,448
MasterCraft Boat Holdings, Inc.*	21,825	415,766
Abercrombie & Fitch Co. — Class A	31,931	339,746
BMC Stock Holdings, Inc.*	12,512	314,552
Penske Automotive Group, Inc.	7,343	284,247
Wabash National Corp.	25,239	268,038
Methode Electronics, Inc.	6,263	195,781
Dick’s Sporting Goods, Inc.	4,560	188,146
La-Z-Boy, Inc.	5,593	151,346
Tenneco, Inc. — Class A*	17,087	129,178
Total Consumer, Cyclical		4,969,297

Consumer, Non-cyclical - 8.9%
Central Garden & Pet Co. — Class A*	32,559	1,100,169
Encompass Health Corp.	14,281	884,422
Ingredion, Inc.	8,743	725,669
Emergent BioSolutions, Inc.*	7,378	583,452
TreeHouse Foods, Inc.*	11,184	489,859
MGP Ingredients, Inc.	12,395	454,959
Perdoceo Education Corp.*	20,801	331,360
Adtalem Global Education, Inc.*	5,101	158,896
Total Consumer, Non-cyclical		4,728,786

Utilities - 6.5%
Portland General Electric Co.	22,549	942,774
Black Hills Corp.	12,958	734,200
Avista Corp.	16,495	600,253
Southwest Gas Holdings, Inc.	8,470	584,854
ALLETE, Inc.	6,868	375,061
Spire, Inc.	3,682	241,944
Total Utilities		3,479,086

Communications - 6.3%
Infinera Corp.*	161,513	956,157
Viavi Solutions, Inc.*	58,785	748,921
Ciena Corp.*	12,481	675,971
Scholastic Corp.	12,148	363,711
Gray Television, Inc.*	25,944	361,919
Tribune Publishing Co.	18,952	189,330
Entercom Communications Corp. — Class A	57,603	79,492
Total Communications		3,375,501

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
Basic Materials - 5.4%
Huntsman Corp.	44,534	$800,276
Ashland Global Holdings, Inc.	10,472	723,615
Commercial Metals Co.	21,704	442,762
Reliance Steel & Aluminum Co.	3,874	367,759
Olin Corp.	25,310	290,812
Verso Corp. — Class A	19,294	230,756
Total Basic Materials		2,855,980

Energy - 4.1%
Parsley Energy, Inc. — Class A	93,594	999,584
Range Resources Corp.	118,684	668,191
CNX Resources Corp.*	40,226	347,955
Oil States International, Inc.*	30,739	146,010
Total Energy		2,161,740

Technology - 3.8%
MACOM Technology Solutions Holdings, Inc.*	17,116	587,934
Lumentum Holdings, Inc.*	6,435	524,002
Axcelis Technologies, Inc.*	11,822	329,243
Evolent Health, Inc. — Class A*	43,143	307,178
Science Applications International Corp.	3,160	245,469
Total Technology		1,993,826

Total Common Stocks
(Cost $55,402,517)		49,540,208

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	55,743
Total Rights
(Cost $—)		55,743

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 2000 Value ETF	13,768	1,341,829
Total Exchange-Traded Funds
(Cost $1,550,430)		1,341,829

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[3]	2,328,053	2,328,053
Total Money Market Fund
(Cost $2,328,053)		2,328,053

Total Investments - 100.1%
(Cost $59,392,410)		$53,265,867
Other Assets & Liabilities, net - (0.1)%		(46,534)
Total Net Assets - 100.0%		$53,219,333

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $34, (cost $111,410) or less than 0.01% of total net assets.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of June 30, 2020.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,540,208	$—	$—	$49,540,208
Convertible Preferred Stocks	—	—	34	34
Rights	55,743	—	—	55,743
Exchange-Traded Funds	1,341,829	—	—	1,341,829
Money Market Fund	2,328,053	—	—	2,328,053
Total Assets	$53,265,833	$—	$34	$53,265,867

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments, at value (cost $59,392,410)	$53,265,867
Prepaid expenses	260
Receivables:
Dividends	82,436
Fund shares sold	1,347
Interest	138
Total assets	53,350,048

Liabilities:
Payable for:
Fund shares redeemed	40,296
Printing fees	23,015
Management fees	22,722
Professional fees	19,110
Distribution and service fees	11,120
Fund accounting/administration fees	3,254
Trustees’ fees*	2,539
Transfer agent/maintenance fees	2,175
Miscellaneous	6,484
Total liabilities	130,715
Commitments and contingent liabilities (Note 13)	—
Net assets	$53,219,333

Net assets consist of:
Paid in capital	$59,342,612
Total distributable earnings (loss)	(6,123,279)
Net assets	$53,219,333
Capital shares outstanding	1,639,270
Net asset value per share	$32.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends	$571,825
Interest	5,672
Total investment income	577,497

Expenses:
Management fees	215,552
Distribution and service fees	71,851
Transfer agent/maintenance fees	16,502
Fund accounting/administration fees	21,266
Professional fees	20,688
Trustees’ fees*	9,377
Custodian fees	895
Line of credit fees	798
Miscellaneous	18,748
Total expenses	375,677
Less:
Expenses reimbursed by Adviser	(3,047)
Expenses waived by Adviser	(45,847)
Earnings credits applied	(66)
Total waived/reimbursed expenses	(48,960)
Net expenses	326,717
Net investment income	250,780

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,097,881)
Net realized loss	(5,097,881)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,739,010)
Net change in unrealized appreciation (depreciation)	(10,739,010)
Net realized and unrealized loss	(15,836,891)
Net decrease in net assets resulting from operations	$(15,586,111)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$250,780	$579,635
Net realized gain (loss) on investments	(5,097,881)	5,213,071
Net change in unrealized appreciation (depreciation) on investments	(10,739,010)	8,752,696
Net increase (decrease) in net assets resulting from operations	(15,586,111)	14,545,402

Distributions to shareholders	—	(4,786,908)

Capital share transactions:
Proceeds from sale of shares	1,583,919	3,757,305
Distributions reinvested	—	4,786,908
Cost of shares redeemed	(6,793,828)	(12,636,580)
Net decrease from capital share transactions	(5,209,909)	(4,092,367)
Net increase (decrease) in net assets	(20,796,020)	5,666,127

Net assets:
Beginning of period	74,015,353	68,349,226
End of period	$53,219,333	$74,015,353

Capital share activity:
Shares sold	49,822	93,527
Shares issued from reinvestment of distributions	—	125,410
Shares redeemed	(198,612)	(319,855)
Net decrease in shares	(148,790)	(100,918)

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$41.39	$36.18	$45.89	$46.02	$39.71	$51.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.32	.30	.05	.21	.12
Net gain (loss) on investments (realized and unrealized)	(9.07)	7.62	(5.28)	1.58	9.76	(2.87)
Total from investment operations	(8.92)	7.94	(4.98)	1.63	9.97	(2.75)
Less distributions from:
Net investment income	—	(.33)	(.16)	(.17)	(.05)	—
Net realized gains	—	(2.40)	(4.57)	(1.59)	(3.61)	(9.27)
Total distributions	—	(2.73)	(4.73)	(1.76)	(3.66)	(9.27)
Net asset value, end of period	$32.47	$41.39	$36.18	$45.89	$46.02	$39.71

Total Return[c]	(21.55%)	22.58%	(12.66%)	3.70%	26.60%	(6.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,219	$74,015	$68,349	$98,726	$106,304	$89,757
Ratios to average net assets:
Net investment income (loss)	0.87%	0.80%	0.68%	0.11%	0.52%	0.26%
Total expenses[d]	1.31%	1.29%	1.26%	1.23%	1.16%	1.19%
Net expenses[e,f,g]	1.14%	1.14%	1.14%	1.14%	1.16%	1.19%
Portfolio turnover rate	13%	54%	37%	32%	68%	57%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
1.14%	1.14%	1.14%	1.12%	1.16%	1.19%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES V (SMID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Alleghany Corp.	2.3%
Alexandria Real Estate Equities, Inc.	2.2%
Voya Financial, Inc.	2.2%
Super Micro Computer, Inc.	2.2%
MDU Resources Group, Inc.	2.1%
Central Garden & Pet Co. — Class A	2.0%
Physicians Realty Trust	2.0%
Parsley Energy, Inc. — Class A	1.8%
Infinera Corp.	1.7%
Equity Commonwealth	1.7%
Top Ten Total	20.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series V (SMid Cap Value Series)	(18.04%)	(9.57%)	4.00%	7.94%
Russell 2500 Value Index	(21.18%)	(15.50%)	1.85%	8.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 97.3%

Financial - 28.2%
Alleghany Corp.	7,036	$3,441,589
Alexandria Real Estate Equities, Inc. REIT	20,037	3,251,003
Voya Financial, Inc.	69,329	3,234,198
Physicians Realty Trust REIT	169,330	2,966,662
Equity Commonwealth REIT	79,559	2,561,800
Radian Group, Inc.	141,545	2,195,363
Pinnacle Financial Partners, Inc.	48,251	2,026,060
KeyCorp	163,290	1,988,872
Zions Bancorp North America	58,413	1,986,042
Axis Capital Holdings Ltd.	47,582	1,929,926
Heritage Insurance Holdings, Inc.	124,542	1,630,255
First Horizon National Corp.	151,359	1,507,536
VICI Properties, Inc. REIT	73,769	1,489,396
Sun Communities, Inc. REIT	10,925	1,482,304
WSFS Financial Corp.	47,019	1,349,445
Medical Properties Trust, Inc. REIT	55,511	1,043,607
IBERIABANK Corp.	22,528	1,025,925
Hilltop Holdings, Inc.	50,937	939,788
Howard Hughes Corp.*	16,886	877,228
Stifel Financial Corp.	18,070	857,060
BOK Financial Corp.	14,417	813,695
Cousins Properties, Inc. REIT	24,552	732,386
Heartland Financial USA, Inc.	21,485	718,458
Gaming and Leisure Properties, Inc. REIT	20,112	695,875
American National Insurance Co.	8,206	591,406
First Midwest Bancorp, Inc.	23,111	308,532
Total Financial		41,644,411

Industrial - 19.4%
MDU Resources Group, Inc.	136,439	3,026,217
PGT Innovations, Inc.*	140,553	2,203,871
Knight-Swift Transportation Holdings, Inc.	50,395	2,101,975
Plexus Corp.*	28,833	2,034,456
Owens Corning	34,094	1,901,081
FLIR Systems, Inc.	43,645	1,770,678
Graphic Packaging Holding Co.	123,176	1,723,232
Jacobs Engineering Group, Inc.	20,265	1,718,472
Valmont Industries, Inc.	12,390	1,407,752
Rexnord Corp.	45,107	1,314,869
EnerSys	19,326	1,244,208
Johnson Controls International plc	33,962	1,159,463
Snap-on, Inc.	7,217	999,627
Kirby Corp.*	18,358	983,255
Kennametal, Inc.	29,722	853,319
Dycom Industries, Inc.*	20,190	825,569
Advanced Energy Industries, Inc.*	11,344	769,010
GATX Corp.	12,173	742,310
Colfax Corp.*	25,796	719,708
Park Aerospace Corp.	63,025	702,098
Crane Co.	7,842	466,285
Total Industrial		28,667,455

Consumer, Non-cyclical - 10.5%
Central Garden & Pet Co. — Class A*	88,877	3,003,154
Emergent BioSolutions, Inc.*	31,784	2,513,479
Bunge Ltd.	60,124	2,472,900
Encompass Health Corp.	38,936	2,411,306
Ingredion, Inc.	23,621	1,960,543
TreeHouse Foods, Inc.*	31,181	1,365,728
MGP Ingredients, Inc.	34,654	1,271,975
Adtalem Global Education, Inc.*	13,706	426,942
Total Consumer, Non-cyclical		15,426,027

Consumer, Cyclical - 10.1%
DR Horton, Inc.	37,250	2,065,513
LKQ Corp.*	75,146	1,968,825
UniFirst Corp.	10,404	1,861,796
MSC Industrial Direct Company, Inc. — Class A	23,281	1,695,089
BorgWarner, Inc.	26,067	920,165
PVH Corp.	19,068	916,217
BMC Stock Holdings, Inc.*	34,676	871,755
Lear Corp.	7,697	839,127
Penske Automotive Group, Inc.	20,311	786,239
Skechers USA, Inc. — Class A*	24,575	771,164
Meritage Homes Corp.*	8,595	654,251
Ralph Lauren Corp. — Class A	7,884	571,748
Dick’s Sporting Goods, Inc.	12,716	524,662
Methode Electronics, Inc.	11,635	363,710
Total Consumer, Cyclical		14,810,261

Basic Materials - 8.1%
Freeport-McMoRan, Inc.	200,962	2,325,130
Huntsman Corp.	122,024	2,192,771
Ashland Global Holdings, Inc.	28,424	1,964,098
Reliance Steel & Aluminum Co.	16,380	1,554,954
Commercial Metals Co.	61,757	1,259,843
Westlake Chemical Corp.	20,607	1,105,566
Olin Corp.	69,749	801,416
Nucor Corp.	17,518	725,420
Total Basic Materials		11,929,198

Technology - 7.0%
Super Micro Computer, Inc.*	113,230	3,214,600
MACOM Technology Solutions Holdings, Inc.*	47,079	1,617,164
Lumentum Holdings, Inc.*	17,880	1,455,968
Qorvo, Inc.*	12,626	1,395,552
Skyworks Solutions, Inc.	8,550	1,093,203
Evolent Health, Inc. — Class A*	120,905	860,844
Science Applications International Corp.	8,671	673,563
Total Technology		10,310,894

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
Utilities - 6.4%
Portland General Electric Co.	59,902	$2,504,503
Southwest Gas Holdings, Inc.	22,265	1,537,398
Pinnacle West Capital Corp.	18,823	1,379,538
Black Hills Corp.	24,313	1,377,574
Avista Corp.	35,237	1,282,274
AES Corp.	48,587	704,026
Spire, Inc.	10,410	684,041
Total Utilities		9,469,354

Communications - 4.1%
Infinera Corp.*	434,164	2,570,251
Ciena Corp.*	33,018	1,788,255
Viavi Solutions, Inc.*	126,644	1,613,444
Total Communications		5,971,950

Energy - 3.5%
Parsley Energy, Inc. — Class A	247,044	2,638,430
Marathon Petroleum Corp.	40,096	1,498,788
Range Resources Corp.	184,618	1,039,399
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		5,176,618

Total Common Stocks
(Cost $151,047,005)		143,406,168

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,3	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	151,138
Total Rights
(Cost $—)		151,138

EXCHANGE-TRADED FUNDS† - 1.3%
iShares Russell Mid-Cap Value ETF	25,712	1,967,739
Total Exchange-Traded Funds
(Cost $1,747,223)		1,967,739

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[4]	1,913,715	1,913,715
Total Money Market Fund
(Cost $1,913,715)		1,913,715

Total Investments - 100.0%
(Cost $155,002,381)		$147,438,850
Other Assets & Liabilities, net - 0.0%		43,484
Total Net Assets - 100.0%		$147,482,334

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $91, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Rate indicated is the 7-day yield as of June 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES V (SMID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$143,406,167	$—	$1	$143,406,168
Convertible Preferred Stocks	—	—	90	90
Rights	151,138	—	—	151,138
Exchange-Traded Funds	1,967,739	—	—	1,967,739
Money Market Fund	1,913,715	—	—	1,913,715
Total Assets	$147,438,759	$—	$91	$147,438,850

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20
Common Stock
HydroGen Corp.*,1	$1	$—	$—	$—	$—	$1	672,346

*	Non-income producing security.
[1]

Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,571,575) or less than 0.1% of total net assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES V (SMID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $152,430,806)	$147,438,849
Investments in affiliated issuers, at value (cost $2,571,575)	1
Prepaid expenses	623
Receivables:
Dividends	234,056
Fund shares sold	494
Interest	158
Total assets	147,674,181

Liabilities:
Payable for:
Management fees	53,611
Fund shares redeemed	33,222
Distribution and service fees	30,785
Printing fees	29,668
Professional fees	18,568
Fund accounting/administration fees	9,008
Transfer agent/maintenance fees	3,288
Trustees’ fees*	2,974
Miscellaneous (Note 11)	10,723
Total liabilities	191,847
Commitments and contingent liabilities (Note 13)	—
Net assets	$147,482,334

Net assets consist of:
Paid in capital	$153,673,787
Total distributable earnings (loss)	(6,191,453)
Net assets	$147,482,334
Capital shares outstanding	2,601,212
Net asset value per share	$56.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $149)	$3,044,816
Interest	19,447
Total investment income	3,064,263

Expenses:
Management fees	590,497
Distribution and service fees	196,832
Transfer agent/maintenance fees	12,591
Fund accounting/administration fees	58,262
Professional fees	29,933
Trustees’ fees*	10,738
Custodian fees	3,793
Line of credit fees	2,149
Miscellaneous	49,289
Total expenses	954,084
Less:
Expenses waived by Adviser	(240,172)
Earnings credits applied	(5)
Total waived expenses	(240,177)
Net expenses	713,907
Net investment income	2,350,356

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,952,891)
Net realized loss	(8,952,891)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(28,796,181)
Net change in unrealized appreciation (depreciation)	(28,796,181)
Net realized and unrealized loss	(37,749,072)
Net decrease in net assets resulting from operations	$(35,398,716)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,350,356	$1,903,230
Net realized gain (loss) on investments	(8,952,891)	8,101,780
Net change in unrealized appreciation (depreciation) on investments	(28,796,181)	34,429,097
Net increase (decrease) in net assets resulting from operations	(35,398,716)	44,434,107

Distributions to shareholders	—	(21,621,842)

Capital share transactions:
Proceeds from sale of shares	1,319,647	5,292,322
Distributions reinvested	—	21,621,842
Cost of shares redeemed	(13,645,837)	(30,631,827)
Net decrease from capital share transactions	(12,326,190)	(3,717,663)
Net increase (decrease) in net assets	(47,724,906)	19,094,602

Net assets:
Beginning of period	195,207,240	176,112,638
End of period	$147,482,334	$195,207,240

Capital share activity:
Shares sold	24,628	81,079
Shares issued from reinvestment of distributions	—	342,497
Shares redeemed	(244,955)	(456,487)
Net decrease in shares	(220,327)	(32,911)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SERIES V (SMID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$69.18	$61.70	$82.36	$74.35	$65.74	$84.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.86	.68	.53	(.16)	.99	.71
Net gain (loss) on investments (realized and unrealized)	(13.34)	15.01	(9.07)	10.16	15.50	(5.42)
Total from investment operations	(12.48)	15.69	(8.54)	10.00	16.49	(4.71)
Less distributions from:
Net investment income	—	(.64)	(.49)	(.52)	(.68)	(.51)
Net realized gains	—	(7.57)	(11.63)	(1.47)	(7.20)	(13.26)
Total distributions	—	(8.21)	(12.12)	(1.99)	(7.88)	(13.77)
Net asset value, end of period	$56.70	$69.18	$61.70	$82.36	$74.35	$65.74

Total Return[c]	(18.04%)	26.70%	(12.97%)	13.71%	26.75%	(6.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,482	$195,207	$176,113	$242,217	$248,062	$207,393
Ratios to average net assets:
Net investment income (loss)	2.99%	1.01%	0.68%	(0.21%)	1.46%	0.94%
Total expenses[d]	1.21%	1.19%	1.19%	1.10%	0.93%	0.95%
Net expenses[e,f]	0.91%	0.91%	0.91%	0.91%	0.93%	0.95%
Portfolio turnover rate	20%	41%	65%	54%	60%	50%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.91%	0.91%	0.91%	0.89%	0.93%	0.95%

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	26.7%
Guggenheim Variable Insurance Strategy Fund III	26.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.9%
Guggenheim Strategy Fund II	2.3%
Viavi Solutions, Inc.	0.2%
Cogent Communications Holdings, Inc.	0.2%
TopBuild Corp.	0.2%
Forward Air Corp.	0.2%
Wingstop, Inc.	0.2%
Lithia Motors, Inc. — Class A	0.2%
Top Ten Total	80.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series X (StylePlus—Small Growth Series)	(5.62%)	(0.22%)	5.99%	12.52%
Russell 2000 Growth Index	(3.06%)	3.48%	6.86%	12.92%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 14.3%

Industrial - 4.2%
TopBuild Corp.*	473	$53,813
Forward Air Corp.	1,048	52,211
Brady Corp. — Class A	1,007	47,148
Exponent, Inc.	557	45,078
Watts Water Technologies, Inc. — Class A	552	44,712
Simpson Manufacturing Company, Inc.	506	42,686
UFP Industries, Inc.	852	42,183
Aerojet Rocketdyne Holdings, Inc.*	1,044	41,384
Plexus Corp.*	567	40,008
Saia, Inc.*	335	37,245
John Bean Technologies Corp.	407	35,010
Itron, Inc.*	521	34,516
Advanced Energy Industries, Inc.*	508	34,437
OSI Systems, Inc.*	453	33,812
Curtiss-Wright Corp.	375	33,480
Applied Industrial Technologies, Inc.	516	32,193
Fabrinet*	496	30,960
Mueller Industries, Inc.	1,067	28,361
Franklin Electric Company, Inc.	539	28,308
Albany International Corp. — Class A	482	28,298
Timken Co.	621	28,249
Owens Corning	496	27,657
Barnes Group, Inc.	670	26,505
Jabil, Inc.	821	26,338
AZZ, Inc.	719	24,676
Knowles Corp.*	1,588	24,233
AGCO Corp.	436	24,181
Gibraltar Industries, Inc.*	503	24,149
Oshkosh Corp.	320	22,918
Werner Enterprises, Inc.	518	22,549
ITT, Inc.	362	21,264
Comfort Systems USA, Inc.	513	20,905
Moog, Inc. — Class A	383	20,292
Lincoln Electric Holdings, Inc.	237	19,965
Heartland Express, Inc.	948	19,738
Marten Transport Ltd.	761	19,147
SPX FLOW, Inc.*	487	18,233
MasTec, Inc.*	331	14,852
Patrick Industries, Inc.	240	14,700
Landstar System, Inc.	120	13,477
Alarm.com Holdings, Inc.*	192	12,443
Valmont Industries, Inc.	105	11,930
Total Industrial		1,224,244

Consumer, Non-cyclical - 3.4%
Emergent BioSolutions, Inc.*	509	40,252
NeoGenomics, Inc.*	1,271	39,376
Medpace Holdings, Inc.*	413	38,417
Innoviva, Inc.*	2,501	34,964
Amphastar Pharmaceuticals, Inc.*	1,544	34,678
Neogen Corp.*	445	34,532
Corcept Therapeutics, Inc.*	2,005	33,724
Pacira BioSciences, Inc.*	632	33,161
EVERTEC, Inc.	1,166	32,765
Post Holdings, Inc.*	370	32,419
CONMED Corp.	443	31,892
Rent-A-Center, Inc.	1,100	30,602
Integra LifeSciences Holdings Corp.*	609	28,617
BioTelemetry, Inc.*	624	28,199
Momenta Pharmaceuticals, Inc.*	822	27,348
Natus Medical, Inc.*	1,119	24,417
HMS Holdings Corp.*	722	23,385
Enanta Pharmaceuticals, Inc.*	461	23,147
Coca-Cola Consolidated, Inc.	99	22,690
Medifast, Inc.	162	22,481
John B Sanfilippo & Son, Inc.	257	21,930
Eagle Pharmaceuticals, Inc.*	408	19,576
Ensign Group, Inc.	458	19,167
Orthofix Medical, Inc.*	594	19,008
Deluxe Corp.	797	18,761
Select Medical Holdings Corp.*	1,269	18,693
CorVel Corp.*	260	18,431
Surmodics, Inc.*	410	17,728
AMN Healthcare Services, Inc.*	387	17,508
Supernus Pharmaceuticals, Inc.*	737	17,504
US Physical Therapy, Inc.	213	17,257
Xencor, Inc.*	511	16,551
Coherus Biosciences, Inc.*	923	16,485
LivaNova plc*	323	15,546
Vector Group Ltd.	1,435	14,436
Varex Imaging Corp.*	936	14,180
Anika Therapeutics, Inc.*	365	13,771
Vanda Pharmaceuticals, Inc.*	1,122	12,836
ANI Pharmaceuticals, Inc.*	374	12,095
Aaron’s, Inc.	265	12,031
NuVasive, Inc.*	196	10,909
Pilgrim’s Pride Corp.*	640	10,810
Total Consumer, Non-cyclical		972,279

Consumer, Cyclical - 2.7%
Wingstop, Inc.	370	51,419
Lithia Motors, Inc. — Class A	331	50,090
UniFirst Corp.	253	45,274
LCI Industries	359	41,278
Gentherm, Inc.*	961	37,383
Fox Factory Holding Corp.*	434	35,853
YETI Holdings, Inc.*	742	31,706
Steven Madden Ltd.	1,284	31,702
MDC Holdings, Inc.	888	31,701
Meritage Homes Corp.*	403	30,676
Crocs, Inc.*	790	29,088
Winnebago Industries, Inc.	424	28,247
LGI Homes, Inc.*	320	28,170
Asbury Automotive Group, Inc.*	356	27,529
Methode Electronics, Inc.	806	25,195
Callaway Golf Co.	1,415	24,776
La-Z-Boy, Inc.	878	23,759
Allegiant Travel Co. — Class A	210	22,934
iRobot Corp.*	249	20,891
Meritor, Inc.*	1,041	20,612
GMS, Inc.*	827	20,336

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
Sleep Number Corp.*	484	$20,154
Brunswick Corp.	285	18,243
Universal Electronics, Inc.*	321	15,029
M/I Homes, Inc.*	390	13,432
Interface, Inc. — Class A	1,624	13,219
Polaris, Inc.	127	11,754
Visteon Corp.*	168	11,508
Herman Miller, Inc.	452	10,672
Total Consumer, Cyclical		772,630

Technology - 1.8%
Diodes, Inc.*	824	41,777
Brooks Automation, Inc.	909	40,214
Power Integrations, Inc.	324	38,274
FormFactor, Inc.*	1,244	36,486
Progress Software Corp.	860	33,325
LivePerson, Inc.*	741	30,700
Omnicell, Inc.*	431	30,437
SPS Commerce, Inc.*	401	30,123
CSG Systems International, Inc.	686	28,393
Kulicke & Soffa Industries, Inc.	1,066	22,205
MicroStrategy, Inc. — Class A*	180	21,292
TTEC Holdings, Inc.	426	19,835
CDK Global, Inc.	473	19,592
Xperi Holding Corp.	1,288	19,011
Ultra Clean Holdings, Inc.*	777	17,583
Perspecta, Inc.	670	15,564
Teradata Corp.*	707	14,706
J2 Global, Inc.*	232	14,665
ManTech International Corp. — Class A	184	12,602
ExlService Holdings, Inc.*	195	12,363
Cirrus Logic, Inc.*	190	11,738
Synaptics, Inc.*	188	11,303
Total Technology		522,188

Financial - 1.0%
eHealth, Inc.*	315	30,946
United Community Banks, Inc.	1,460	29,375
Walker & Dunlop, Inc.	549	27,895
Axos Financial, Inc.*	1,182	26,099
Agree Realty Corp. REIT	377	24,773
Preferred Bank/Los Angeles CA	515	22,068
TrustCo Bank Corp. NY	3,168	20,053
PennyMac Mortgage Investment Trust REIT	1,053	18,459
Stifel Financial Corp.	389	18,450
NMI Holdings, Inc. — Class A*	1,068	17,173
Evercore, Inc. — Class A	223	13,139
Lexington Realty Trust REIT	813	8,577
National Storage Affiliates Trust REIT	265	7,595
CareTrust REIT, Inc.	417	7,156
American Assets Trust, Inc. REIT	249	6,932
Total Financial		278,690

Communications - 0.8%
Viavi Solutions, Inc.*	4,470	56,948
Cogent Communications Holdings, Inc.	711	55,003
Stamps.com, Inc.*	118	21,675
Vonage Holdings Corp.*	2,147	21,599
HealthStream, Inc.*	936	20,714
Shenandoah Telecommunications Co.	305	15,033
Shutterstock, Inc.	406	14,198
Iridium Communications, Inc.*	535	13,610
Yelp, Inc. — Class A*	476	11,010
Total Communications		229,790

Utilities - 0.3%
American States Water Co.	443	34,833
ONE Gas, Inc.	363	27,969
IDACORP, Inc.	293	25,600
Total Utilities		88,402

Basic Materials - 0.1%
Rogers Corp.*	249	31,025
Cleveland-Cliffs, Inc.	2,236	12,343
Total Basic Materials		43,368

Total Common Stocks
(Cost $4,151,570)		4,131,591

MUTUAL FUNDS† - 79.6%
Guggenheim Strategy Fund III[1]	311,182	7,717,314
Guggenheim Variable Insurance Strategy Fund III[1]	311,728	7,712,153
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	695,850	6,902,832
Guggenheim Strategy Fund II1	27,150	671,419
Total Mutual Funds
(Cost $23,041,431)		23,003,718

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	824,643	824,643
Total Money Market Fund
(Cost $824,643)		824,643

Total Investments - 96.8%
(Cost $28,017,644)		$27,959,952
Other Assets & Liabilities, net - 3.2%		919,268
Total Net Assets - 100.0%		$28,879,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Sep 2020	$718,200	$9,091
S&P MidCap 400 Index Mini Futures Contracts	3	Sep 2020	533,400	(790)
			$1,251,600	$8,301

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services LLC	Russell 2000 Growth Index	0.49% (3 Month USD LIBOR - 0.88%)	At Maturity	07/02/20	22,627	$23,765,206	$6,565,699

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,131,591	$—	$—	$4,131,591
Mutual Funds	23,003,718	—	—	23,003,718
Money Market Fund	824,643	—	—	824,643
Futures Contracts**	9,091	—	—	9,091
Total Return Swap Agreements**	—	6,565,699	—	6,565,699
Total Assets	$27,969,043	$6,565,699	$—	$34,534,742

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Futures Contracts**	$790	$—	$—	$790

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,459,343	$9,702	$(799,996)	$(5,157)	$7,527	$671,419	27,150	$9,784
Guggenheim Strategy Fund III	9,080,856	82,551	(1,466,980)	(18,053)	38,940	7,717,314	311,182	83,000
Guggenheim Ultra Short Duration Fund — Institutional Class	3,975,718	8,286,470	(5,460,977)	25,643	75,978	6,902,832	695,850	32,746
Guggenheim Variable Insurance Strategy Fund III	10,222,838	86,526	(2,589,259)	(25,452)	17,500	7,712,153	311,728	87,103
	$24,738,755	$8,465,249	$(10,317,212)	$(23,019)	$139,945	$23,003,718		$212,633

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $4,976,213)	$4,956,234
Investments in affiliated issuers, at value (cost $23,041,431)	23,003,718
Cash	70
Segregated cash with broker	109,000
Unrealized appreciation on OTC swap agreements	6,565,699
Prepaid expenses	138
Receivables:
Securities sold	458,688
Dividends	35,000
Swap settlement	14,114
Variation margin on futures contracts	13,230
Fund shares sold	137
Interest	85
Investment Adviser	11
Total assets	35,156,124

Liabilities:
Segregated cash due to broker	6,171,030
Payable for:
Securities purchased	33,177
Fund shares redeemed	17,419
Distribution and service fees	5,877
Management fees	5,594
Trustees’ fees*	2,535
Transfer agent/maintenance fees	2,290
Fund accounting/administration fees	2,049
Miscellaneous	36,933
Total liabilities	6,276,904
Commitments and contingent liabilities (Note 13)	—
Net assets	$28,879,220

Net assets consist of:
Paid in capital	$29,683,002
Total distributable earnings (loss)	(803,782)
Net assets	$28,879,220
Capital shares outstanding	886,008
Net asset value per share	$32.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $9)	$22,914
Dividends from securities of affiliated issuers	212,633
Interest	4,336
Total investment income	239,883

Expenses:
Management fees	105,656
Distribution and service fees	35,219
Transfer agent/maintenance fees	12,631
Professional fees	18,871
Fund accounting/administration fees	12,204
Trustees’ fees*	8,870
Custodian fees	4,572
Interest expense	3,846
Line of credit fees	362
Miscellaneous	18,045
Total expenses	220,276
Less:
Expenses reimbursed by Adviser	(1,549)
Expenses waived by Adviser	(69,935)
Total waived/reimbursed expenses	(71,484)
Net expenses	148,792
Net investment income	91,091

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,070,614)
Investments in affiliated issuers	(23,019)
Swap agreements	(4,257,092)
Futures contracts	168,549
Net realized loss	(5,182,176)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(334,023)
Investments in affiliated issuers	139,945
Swap agreements	3,310,972
Futures contracts	3,193
Net change in unrealized appreciation (depreciation)	3,120,087
Net realized and unrealized loss	(2,062,089)
Net decrease in net assets resulting from operations	$(1,970,998)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$91,091	$396,214
Net realized loss on investments	(5,182,176)	(2,600,657)
Net change in unrealized appreciation (depreciation) on investments	3,120,087	9,373,826
Net increase (decrease) in net assets resulting from operations	(1,970,998)	7,169,383

Distributions to shareholders	—	(3,561,318)

Capital share transactions:
Proceeds from sale of shares	611,751	1,854,292
Distributions reinvested	—	3,561,318
Cost of shares redeemed	(2,797,355)	(4,632,150)
Net increase (decrease) from capital share transactions	(2,185,604)	783,460
Net increase (decrease) in net assets	(4,156,602)	4,391,525

Net assets:
Beginning of period	33,035,822	28,644,297
End of period	$28,879,220	$33,035,822

Capital share activity:
Shares sold	20,294	55,734
Shares issued from reinvestment of distributions	—	109,109
Shares redeemed	(91,151)	(135,747)
Net increase (decrease) in shares	(70,857)	29,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$34.53	$30.87	$40.19	$33.08	$31.03	$31.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.42	.56	.36	.25	.10
Net gain (loss) on investments (realized and unrealized)	(2.04)	7.28	(3.33)	7.02	3.74	(.47)
Total from investment operations	(1.94)	7.70	(2.77)	7.38	3.99	(.37)
Less distributions from:
Net investment income	—	(.22)	(.43)	(.27)	(.13)	(.27)
Net realized gains	—	(3.82)	(6.12)	—	(1.81)	(.10)
Total distributions	—	(4.04)	(6.55)	(.27)	(1.94)	(.37)
Net asset value, end of period	$32.59	$34.53	$30.87	$40.19	$33.08	$31.03

Total Return[c]	(5.62%)	25.68%	(10.30%)	22.38%	13.45%	(1.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,879	$33,036	$28,644	$39,560	$34,216	$38,601
Ratios to average net assets:
Net investment income (loss)	0.65%	1.24%	1.42%	0.99%	0.83%	0.32%
Total expenses[d]	1.56%	1.62%	1.47%	1.37%	1.23%	1.21%
Net expenses[e,f,g]	1.06%	1.11%	1.12%	1.10%	1.23%	1.21%
Portfolio turnover rate	59%	59%	65%	50%	76%	79%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
1.03%	1.03%	1.06%	1.09%	1.23%	1.21%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupment of prior fee reductions or expenses reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	—	—

*	Less than 0.01%.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	27.1%
Guggenheim Strategy Fund III	24.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	24.1%
Guggenheim Strategy Fund II	3.0%
Apple, Inc.	1.4%
Microsoft Corp.	1.4%
Amazon.com, Inc.	1.1%
Alphabet, Inc. — Class C	0.8%
Facebook, Inc. — Class A	0.6%
Johnson & Johnson	0.3%
Top Ten Total	84.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series Y (StylePlus—Large Growth Series)	8.27%	20.55%	14.90%	15.20%
Russell 1000 Growth Index	9.81%	23.28%	15.89%	17.23%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 14.8%

Technology - 4.9%
Apple, Inc.	1,639	$597,907
Microsoft Corp.	2,884	586,923
Intel Corp.	1,761	105,361
Oracle Corp.	1,701	94,014
QUALCOMM, Inc.	889	81,086
Broadcom, Inc.	255	80,481
Applied Materials, Inc.	1,211	73,205
Cerner Corp.	951	65,191
Micron Technology, Inc.*	1,181	60,845
NVIDIA Corp.	131	49,768
NetApp, Inc.	1,088	48,274
Seagate Technology plc	980	47,442
Adobe, Inc.*	96	41,790
Electronic Arts, Inc.*	300	39,615
KLA Corp.	190	36,951
Lam Research Corp.	107	34,610
salesforce.com, Inc.*	145	27,163
Total Technology		2,070,626

Consumer, Non-cyclical - 3.3%
Johnson & Johnson	869	122,207
Eli Lilly & Co.	589	96,702
Abbott Laboratories	1,044	95,453
Amgen, Inc.	403	95,052
Kimberly-Clark Corp.	448	63,325
Vertex Pharmaceuticals, Inc.*	218	63,288
Bristol-Myers Squibb Co.	1,072	63,034
Philip Morris International, Inc.	863	60,462
Alexion Pharmaceuticals, Inc.*	519	58,252
Dentsply Sirona, Inc.	1,301	57,322
United Rentals, Inc.*	357	53,207
Altria Group, Inc.	1,346	52,830
Merck & Company, Inc.	593	45,857
Campbell Soup Co.	889	44,121
Incyte Corp.*	420	43,667
PayPal Holdings, Inc.*	246	42,861
Regeneron Pharmaceuticals, Inc.*	66	41,161
Quanta Services, Inc.	1,014	39,779
AbbVie, Inc.	395	38,781
Tyson Foods, Inc. — Class A	619	36,961
Thermo Fisher Scientific, Inc.	91	32,973
Stryker Corp.	175	31,533
McKesson Corp.	194	29,763
Hologic, Inc.*	413	23,541
Procter & Gamble Co.	161	19,251
Baxter International, Inc.	216	18,598
Total Consumer, Non-cyclical		1,369,981

Communications - 3.2%
Amazon.com, Inc.*	161	444,170
Alphabet, Inc. — Class C*	243	343,507
Facebook, Inc. — Class A*	1,029	233,655
Comcast Corp. — Class A	2,536	98,853
Booking Holdings, Inc.*	44	70,063
eBay, Inc.	1,165	61,104
Netflix, Inc.*	68	30,943
Motorola Solutions, Inc.	199	27,886
Walt Disney Co.	151	16,838
Total Communications		1,327,019

Industrial - 1.5%
Union Pacific Corp.	413	69,826
Caterpillar, Inc.	550	69,575
J.B. Hunt Transport Services, Inc.	546	65,706
CSX Corp.	933	65,067
Norfolk Southern Corp.	362	63,556
Garmin Ltd.	575	56,062
TE Connectivity Ltd.	634	51,703
Waters Corp.*	267	48,167
Emerson Electric Co.	652	40,444
United Parcel Service, Inc. — Class B	309	34,355
Lockheed Martin Corp.	61	22,260
Expeditors International of Washington, Inc.	282	21,443
Raytheon Technologies Corp.	305	18,794
Total Industrial		626,958

Consumer, Cyclical - 1.2%
Home Depot, Inc.	382	95,695
PACCAR, Inc.	875	65,493
Cummins, Inc.	353	61,161
DR Horton, Inc.	1,093	60,607
Lowe’s Companies, Inc.	445	60,128
PulteGroup, Inc.	1,611	54,822
Leggett & Platt, Inc.	913	32,092
NVR, Inc.*	8	26,070
AutoZone, Inc.*	22	24,819
LKQ Corp.*	813	21,301
NIKE, Inc. — Class B	184	18,041
Total Consumer, Cyclical		520,229

Financial - 0.6%
Visa, Inc. — Class A	490	94,653
Mastercard, Inc. — Class A	205	60,619
Western Union Co.	2,240	48,429
Ameriprise Financial, Inc.	228	34,209
JPMorgan Chase & Co.	169	15,896
Total Financial		253,806

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value
Utilities - 0.1%
NRG Energy, Inc.	968	$31,518

Total Common Stocks
(Cost $5,393,869)		6,200,137

MUTUAL FUNDS† - 78.8%
Guggenheim Variable Insurance Strategy Fund III[1]	459,475	11,367,423
Guggenheim Strategy Fund III[1]	415,875	10,313,689
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,016,444	10,083,123
Guggenheim Strategy Fund II1	51,391	1,270,895
Total Mutual Funds
(Cost $33,128,938)		33,035,130

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.08%[2]	1,915,010	1,915,010
Total Money Market Fund
(Cost $1,915,010)		1,915,010

Total Investments - 98.2%
(Cost $40,437,817)		$41,150,277
Other Assets & Liabilities, net - 1.8%		759,146
Total Net Assets - 100.0%		$41,909,423

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2020	$1,013,375	$34,423
S&P 500 Index Mini Futures Contracts	14	Sep 2020	2,158,975	15,423
			$3,172,350	$49,846

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	0.46% (3 Month USD LIBOR - 0.91%)	At Maturity	07/02/20	16,988	$32,838,636	$7,739,053

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,200,137	$—	$—	$6,200,137
Mutual Funds	33,035,130	—	—	33,035,130
Money Market Fund	1,915,010	—	—	1,915,010
Futures Contracts**	49,846	—	—	49,846
Total Return Swap Agreements**	—	7,739,053	—	7,739,053
Total Assets	$41,200,123	$7,739,053	$—	$48,939,176

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,464,697	$1,025,179	$(3,219,977)	$(18,159)	$19,155	$1,270,895	51,391	$25,377
Guggenheim Strategy Fund III	10,177,783	101,965	—	—	33,941	10,313,689	415,875	102,469
Guggenheim Ultra Short Duration Fund — Institutional Class	4,788,517	10,581,154	(5,384,988)	9,065	89,375	10,083,123	1,016,444	47,498
Guggenheim Variable Insurance Strategy Fund III	11,437,229	112,476	(167,970)	(7,664)	(6,648)	11,367,423	459,475	113,120
	$29,868,226	$11,820,774	$(8,772,935)	$(16,758)	$135,823	$33,035,130		$288,464

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $7,308,879)	$8,115,147
Investments in affiliated issuers, at value (cost $33,128,938)	33,035,130
Cash	351
Segregated cash with broker	243,000
Unrealized appreciation on OTC swap agreements	7,739,053
Prepaid expenses	158
Receivables:
Dividends	52,280
Swap settlement	51,030
Variation margin on futures contracts	41,585
Interest	147
Fund shares sold	39
Total assets	49,277,920

Liabilities:
Segregated cash due to broker	7,090,000
Payable for:
Fund shares redeemed	164,313
Securities purchased	46,922
Distribution and service fees	8,494
Management fees	7,013
Fund accounting/administration fees	2,485
Transfer agent/maintenance fees	2,349
Trustees’ fees*	1,956
Miscellaneous	44,965
Total liabilities	7,368,497
Commitments and contingent liabilities (Note 13)	—
Net assets	$41,909,423

Net assets consist of:
Paid in capital	$31,764,358
Total distributable earnings (loss)	10,145,065
Net assets	$41,909,423
Capital shares outstanding	1,953,341
Net asset value per share	$21.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$52,427
Dividends from securities of affiliated issuers	288,464
Interest	6,351
Total investment income	347,242

Expenses:
Management fees	125,759
Distribution and service fees	48,369
Transfer agent/maintenance fees	12,569
Interest expense	5,809
Professional fees	18,958
Fund accounting/administration fees	14,403
Trustees’ fees*	8,902
Custodian fees	6,034
Line of credit fees	454
Miscellaneous	19,589
Total expenses	260,846
Less:
Expenses reimbursed by Adviser	(14)
Expenses waived by Adviser	(82,163)
Earnings credits applied	(354)
Total waived/reimbursed expenses	(82,531)
Net expenses	178,315
Net investment income	168,927

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	49,644
Investments in affiliated issuers	(16,758)
Swap agreements	(1,312,301)
Futures contracts	319,834
Net realized loss	(959,581)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(268,289)
Investments in affiliated issuers	135,823
Swap agreements	4,032,258
Futures contracts	39,410
Net change in unrealized appreciation (depreciation)	3,939,202
Net realized and unrealized gain	2,979,621
Net increase in net assets resulting from operations	$3,148,548

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$168,927	$559,187
Net realized gain (loss) on investments	(959,581)	2,353,082
Net change in unrealized appreciation (depreciation) on investments	3,939,202	7,660,875
Net increase in net assets resulting from operations	3,148,548	10,573,144

Distributions to shareholders	—	(3,884,327)

Capital share transactions:
Proceeds from sale of shares	3,310,683	3,347,793
Distributions reinvested	—	3,884,327
Cost of shares redeemed	(4,736,860)	(5,470,930)
Net increase (decrease) from capital share transactions	(1,426,177)	1,761,190
Net increase in net assets	1,722,371	8,450,007

Net assets:
Beginning of period	40,187,052	31,737,045
End of period	$41,909,423	$40,187,052

Capital share activity:
Shares sold	175,903	179,743
Shares issued from reinvestment of distributions	—	212,374
Shares redeemed	(249,652)	(292,350)
Net increase (decrease) in shares	(73,749)	99,767

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$19.82	$16.47	$20.30	$15.75	$15.11	$15.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.28	.34	.25	.17	.08
Net gain (loss) on investments (realized and unrealized)	1.56	5.13	(.63)	4.48	1.13	.79
Total from investment operations	1.64	5.41	(.29)	4.73	1.30	.87
Less distributions from:
Net investment income	—	(.38)	(.34)	(.18)	(.08)	(.17)
Net realized gains	—	(1.68)	(3.20)	—	(.58)	(1.17)
Total distributions	—	(2.06)	(3.54)	(.18)	(.66)	(1.34)
Net asset value, end of period	$21.46	$19.82	$16.47	$20.30	$15.75	$15.11

Total Return[c]	8.27%	33.92%	(3.68%)	30.11%	8.72%	5.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,909	$40,187	$31,737	$48,173	$38,565	$40,178
Ratios to average net assets:
Net investment income (loss)	0.87%	1.51%	1.70%	1.36%	1.14%	0.52%
Total expenses[d]	1.35%	1.44%	1.38%	1.20%	1.04%	1.15%
Net expenses[e,f,g]	0.92%	0.97%	1.02%	0.97%	1.04%	1.15%
Portfolio turnover rate	51%	47%	59%	43%	42%	65%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
0.89%	0.90%	0.93%	0.97%	1.04%	1.15%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	—	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2020

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
Kimberly-Clark Corp.	1.2%
Exelon Corp.	1.1%
Cummins, Inc.	1.1%
Cerner Corp.	1.1%
Gentex Corp.	1.1%
Caterpillar, Inc.	1.1%
Autoliv, Inc.	1.1%
MetLife, Inc.	1.1%
Procter & Gamble Co.	1.1%
Verizon Communications, Inc.	1.1%
Top Ten Total	11.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2020

	6 Month‡	1 Year	5 Year	10 Year
Series Z (Alpha Opportunity Series)	(3.97%)	(2.76%)	(0.23%)	7.17%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.60%	1.63%	1.19%	0.64%
Morningstar Long/Short Equity Category Average	(5.96%)	(4.29%)	1.00%	4.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
COMMON STOCKS† - 101.0%

Consumer, Non-cyclical - 29.2%
Kimberly-Clark Corp.[1]	438	$61,911
Procter & Gamble Co.[1]	469	56,078
Ingredion, Inc.[1]	651	54,033
Johnson & Johnson[1]	378	53,158
McKesson Corp.[1]	345	52,930
Medtronic plc	574	52,636
Eli Lilly & Co.[1]	308	50,567
Amgen, Inc.[1]	201	47,408
Henry Schein, Inc.*	784	45,778
Molson Coors Beverage Co. — Class B1	1,293	44,427
Altria Group, Inc.	1,101	43,214
Philip Morris International, Inc.[1]	613	42,947
Campbell Soup Co.	825	40,945
Colgate-Palmolive Co.	538	39,414
General Mills, Inc.	592	36,497
Cardinal Health, Inc.[1]	694	36,220
Kellogg Co.[1]	517	34,153
Jazz Pharmaceuticals plc*	292	32,219
Pfizer, Inc.[1]	984	32,177
Molina Healthcare, Inc.*	180	32,036
Kraft Heinz Co.	946	30,168
Gilead Sciences, Inc.[1]	392	30,160
Mondelez International, Inc. — Class A	566	28,939
JM Smucker Co.[1]	273	28,886
Archer-Daniels-Midland Co.	711	28,369
Herbalife Nutrition Ltd.*	621	27,933
John B Sanfilippo & Son, Inc.	308	26,282
Cigna Corp.	124	23,269
CVS Health Corp.[1]	358	23,259
Incyte Corp.*	214	22,250
HCA Healthcare, Inc.	229	22,227
Post Holdings, Inc.*	253	22,168
Rent-A-Center, Inc.	776	21,589
PepsiCo, Inc.[1]	153	20,236
Quest Diagnostics, Inc.	177	20,171
United Therapeutics Corp.*	165	19,965
United Rentals, Inc.*	128	19,077
Innoviva, Inc.*	1,343	18,775
Biogen, Inc.*	70	18,729
Laboratory Corporation of America Holdings*	108	17,940
DaVita, Inc.*	222	17,569
TreeHouse Foods, Inc.*	399	17,476
Tyson Foods, Inc. — Class A	292	17,435
Dentsply Sirona, Inc.	353	15,553
UnitedHealth Group, Inc.	52	15,337
Abbott Laboratories	153	13,989
Monster Beverage Corp.*	199	13,795
Universal Health Services, Inc. — Class B	146	13,562
Alexion Pharmaceuticals, Inc.*	118	13,244
Total Consumer, Non-cyclical		1,497,100

Industrial - 16.9%
Gentex Corp.[1]	2,209	56,926
Caterpillar, Inc.[1]	449	56,798
Union Pacific Corp.[1]	314	53,088
Snap-on, Inc.[1]	331	45,847
Norfolk Southern Corp.[1]	261	45,824
Expeditors International of Washington, Inc.	597	45,396
Waters Corp.*,1	247	44,559
J.B. Hunt Transport Services, Inc.	315	37,907
CSX Corp.[1]	535	37,311
FedEx Corp.[1]	243	34,074
Eaton Corporation plc	348	30,443
Werner Enterprises, Inc.	642	27,946
Garmin Ltd.	278	27,105
Landstar System, Inc.[1]	240	26,954
Honeywell International, Inc.	183	26,460
Hubbell, Inc.	189	23,693
Schneider National, Inc. — Class B	836	20,624
AGCO Corp.	365	20,243
Regal Beloit Corp.[1]	231	20,171
Timken Co.	437	19,879
Owens Corning	355	19,795
Lincoln Electric Holdings, Inc.	231	19,459
Emerson Electric Co.	304	18,857
Terex Corp.	984	18,470
Arrow Electronics, Inc.*	249	17,104
Oshkosh Corp.	205	14,682
National Instruments Corp.	358	13,858
Illinois Tool Works, Inc.	78	13,639
TE Connectivity Ltd.	166	13,537
Westrock Co.	439	12,406
Total Industrial		863,055

Utilities - 13.4%
Exelon Corp.[1]	1,613	58,536
Consolidated Edison, Inc.	743	53,444
PPL Corp.[1]	1,969	50,879
Public Service Enterprise Group, Inc.[1]	1,032	50,733
Southern Co.[1]	953	49,413
Pinnacle West Capital Corp.[1]	657	48,151
Evergy, Inc.	745	44,171
ONE Gas, Inc.	500	38,525
Portland General Electric Co.[1]	899	37,587
IDACORP, Inc.	383	33,463
FirstEnergy Corp.[1]	763	29,589
NiSource, Inc.	1,289	29,312
National Fuel Gas Co.[1]	692	29,016
Ameren Corp.	385	27,089
NRG Energy, Inc.[1]	734	23,899
OGE Energy Corp.	720	21,859
NorthWestern Corp.	326	17,773
CenterPoint Energy, Inc.	880	16,430
Avista Corp.	364	13,246
Southwest Gas Holdings, Inc.	187	12,912
Total Utilities		686,027

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
Technology - 12.9%
Cerner Corp.	834	$57,171
Seagate Technology plc	1,051	50,879
Oracle Corp.[1]	902	49,854
QUALCOMM, Inc.	479	43,690
Maxim Integrated Products, Inc.[1]	704	42,669
Texas Instruments, Inc.	319	40,503
Intel Corp.	638	38,172
International Business Machines Corp.	300	36,231
Apple, Inc.	95	34,656
NetApp, Inc.	772	34,254
Cognizant Technology Solutions Corp. — Class A	490	27,842
CDK Global, Inc.	575	23,817
Skyworks Solutions, Inc.	179	22,887
KLA Corp.	107	20,809
Applied Materials, Inc.	313	18,921
Teradata Corp.*	818	17,014
Synaptics, Inc.*	262	15,751
HP, Inc.	889	15,495
Lam Research Corp.	45	14,556
Xilinx, Inc.	145	14,267
Micron Technology, Inc.*	270	13,910
Zebra Technologies Corp. — Class A*	53	13,565
Paychex, Inc.	178	13,483
Total Technology		660,396

Communications - 9.7%
Verizon Communications, Inc.[1]	1,001	55,185
Cisco Systems, Inc.[1]	1,173	54,709
Comcast Corp. — Class A	1,246	48,569
Juniper Networks, Inc.[1]	2,042	46,680
Omnicom Group, Inc.[1]	807	44,062
Booking Holdings, Inc.*	24	38,216
Alphabet, Inc. — Class C*	27	38,167
AT&T, Inc.[1]	1,255	37,939
eBay, Inc.[1]	539	28,271
Ciena Corp.*	347	18,793
Sirius XM Holdings, Inc.	3,003	17,628
Fox Corp. — Class A	627	16,816
Viavi Solutions, Inc.*	1,281	16,320
Facebook, Inc. — Class A*	58	13,170
Yelp, Inc. — Class A*	536	12,398
Interpublic Group of Companies, Inc.	708	12,149
Total Communications		499,072

Financial - 9.6%
MetLife, Inc.[1]	1,542	56,314
Equity Residential REIT	868	51,056
Allstate Corp.	525	50,920
Piedmont Office Realty Trust, Inc. — Class A REIT[1]	2,330	38,701
Boston Properties, Inc. REIT	363	32,808
Western Union Co.	1,389	30,030
Waddell & Reed Financial, Inc. — Class A	1,814	28,135
Vornado Realty Trust REIT	721	27,550
Kennedy-Wilson Holdings, Inc.	1,726	26,270
M&T Bank Corp.	226	23,497
Ameriprise Financial, Inc.	142	21,306
Highwoods Properties, Inc. REIT	545	20,345
Travelers Companies, Inc.	173	19,730
Host Hotels & Resorts, Inc. REIT	1,491	16,088
Bank of America Corp.	668	15,865
Weingarten Realty Investors REIT[1]	652	12,342
Synchrony Financial	533	11,811
Wells Fargo & Co.	437	11,187
Total Financial		493,955

Consumer, Cyclical - 8.8%
Cummins, Inc.[1]	332	57,523
Autoliv, Inc.	880	56,769
Gentherm, Inc.*	926	36,021
Allison Transmission Holdings, Inc.[1]	860	31,631
General Motors Co.	1,031	26,084
Lear Corp.[1]	238	25,947
Lowe’s Companies, Inc.	191	25,808
Best Buy Company, Inc.	288	25,134
Whirlpool Corp.	194	25,129
Brunswick Corp.	348	22,276
MSC Industrial Direct Company, Inc. — Class A	287	20,896
Southwest Airlines Co.[1]	551	18,833
DR Horton, Inc.	334	18,520
Polaris, Inc.	189	17,492
Hanesbrands, Inc.	1,424	16,077
PACCAR, Inc.	205	15,344
Mohawk Industries, Inc.*	124	12,618
Total Consumer, Cyclical		452,102

Energy - 0.5%
Exxon Mobil Corp.[1]	303	13,550
Chevron Corp.	136	12,135
Total Energy		25,685

Total Common Stocks
(Cost $5,336,412)		5,177,392

MONEY MARKET FUND† - 3.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.06%[2]	163,985	163,985
Total Money Market Fund
(Cost $163,985)		163,985

Total Investments - 104.2%
(Cost $5,500,397)		$5,341,377
Other Assets & Liabilities, net - (4.2)%		(215,740)
Total Net Assets - 100.0%		$5,125,637

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.48% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$345,202	$(9,059)
Goldman Sachs International	GS Equity Custom Basket	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	345,297	(9,734)
					$690,499	$(18,793)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.22%) (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$1,816,739	$(56,889)
Goldman Sachs International	GS Equity Custom Basket	(0.12%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,789,760	(45,449)
					$3,606,499	$(102,338)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Communications
eBay, Inc.	35	0.53%	$606
Cisco Systems, Inc.	77	1.04%	327
Alphabet, Inc. — Class C	1	0.41%	262
Facebook, Inc. — Class A	3	0.20%	206
Booking Holdings, Inc.	1	0.46%	130
Interpublic Group of Companies, Inc.	46	0.23%	100
Viavi Solutions, Inc.	84	0.31%	62
Juniper Networks, Inc.	134	0.89%	42
Ciena Corp.	22	0.35%	(9)
Sirius XM Holdings, Inc.	198	0.34%	(99)
Fox Corp. — Class A	41	0.32%	(176)
Comcast Corp. — Class A	82	0.93%	(249)
Omnicom Group, Inc.	53	0.84%	(286)
Verizon Communications, Inc.	96	1.53%	(323)
Yelp, Inc. — Class A	35	0.23%	(396)
AT&T, Inc.	104	0.91%	(710)
Total Communications			(513)

Consumer, Non-cyclical
McKesson Corp.	22	0.98%	828
Eli Lilly & Co.	20	0.95%	757
Amgen, Inc.	13	0.89%	524
Rent-A-Center, Inc.	51	0.41%	506
Cardinal Health, Inc.	148	2.24%	459
United Rentals, Inc.	8	0.35%	305
CVS Health Corp.	23	0.43%	274
Kellogg Co.	34	0.65%	273
Herbalife Nutrition Ltd.	46	0.60%	252
Laboratory Corporation of America Holdings	13	0.63%	241
Johnson & Johnson	24	0.98%	181
Innoviva, Inc.	88	0.36%	83
Incyte Corp.	14	0.42%	72
Alexion Pharmaceuticals, Inc.	7	0.23%	70
Kimberly-Clark Corp.	28	1.15%	61
General Mills, Inc.	39	0.70%	26
PepsiCo, Inc.	10	0.38%	24
Molina Healthcare, Inc.	11	0.57%	18
Colgate-Palmolive Co.	35	0.74%	7
Abbott Laboratories	10	0.26%	2
Campbell Soup Co.	54	0.78%	0
Monster Beverage Corp.	13	0.26%	(18)
Gilead Sciences, Inc.	25	0.56%	(24)
Quest Diagnostics, Inc.	11	0.36%	(29)
UnitedHealth Group, Inc.	3	0.26%	(48)
Mondelez International, Inc. — Class A	37	0.55%	(70)
Procter & Gamble Co.	30	1.04%	(76)
Kraft Heinz Co.	62	0.57%	(80)
DaVita, Inc.	14	0.32%	(90)
Post Holdings, Inc.	16	0.41%	(94)
John B Sanfilippo & Son, Inc.	20	0.49%	(105)
Dentsply Sirona, Inc.	23	0.29%	(113)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland Co.	46	0.53%	$(118)
Tyson Foods, Inc. — Class A	19	0.33%	(133)
Medtronic plc	37	0.98%	(138)
TreeHouse Foods, Inc.	26	0.33%	(140)
Universal Health Services, Inc. — Class B	9	0.24%	(147)
Altria Group, Inc.	72	0.82%	(156)
JM Smucker Co.	18	0.55%	(195)
Henry Schein, Inc.	51	0.86%	(218)
Pfizer, Inc.	64	0.61%	(220)
Philip Morris International, Inc.	40	0.81%	(229)
Cigna Corp.	8	0.43%	(234)
HCA Healthcare, Inc.	15	0.42%	(269)
Biogen, Inc.	4	0.31%	(278)
Ingredion, Inc.	43	1.03%	(287)
Jazz Pharmaceuticals plc	19	0.61%	(354)
Molson Coors Beverage Co. — Class B	85	0.85%	(1,564)
Total Consumer, Non-cyclical			(464)

Consumer, Cyclical
Autoliv, Inc.	58	1.08%	345
Lear Corp.	15	0.47%	325
Gentherm, Inc.	61	0.69%	238
Best Buy Company, Inc.	19	0.48%	236
Hanesbrands, Inc.	94	0.31%	192
Cummins, Inc.	21	1.05%	188
Lowe’s Companies, Inc.	12	0.47%	154
Brunswick Corp.	22	0.41%	139
Southwest Airlines Co.	36	0.36%	110
DR Horton, Inc.	22	0.35%	97
Polaris, Inc.	12	0.32%	80
MSC Industrial Direct Company, Inc. — Class A	18	0.38%	(4)
PACCAR, Inc.	13	0.28%	(56)
Whirlpool Corp.	12	0.45%	(247)
Mohawk Industries, Inc.	8	0.24%	(253)
Allison Transmission Holdings, Inc.	56	0.60%	(452)
General Motors Co.	68	0.50%	(654)
Total Consumer, Cyclical			438

Technology
QUALCOMM, Inc.	31	0.82%	392
Skyworks Solutions, Inc.	11	0.41%	364
Maxim Integrated Products, Inc.	46	0.81%	348
CDK Global, Inc.	37	0.44%	231
Texas Instruments, Inc.	21	0.77%	155
Applied Materials, Inc.	20	0.35%	153
Apple, Inc.	6	0.63%	123
NetApp, Inc.	50	0.64%	120
Cognizant Technology Solutions Corp. — Class A	32	0.53%	116
HP, Inc.	58	0.29%	114
Paychex, Inc.	11	0.24%	103
Oracle Corp.	59	0.94%	97
Xilinx, Inc.	9	0.26%	82
Lam Research Corp.	3	0.28%	57
KLA Corp.	7	0.39%	20
Synaptics, Inc.	17	0.30%	9
Intel Corp.	42	0.73%	(13)
Micron Technology, Inc.	17	0.25%	(27)
Zebra Technologies Corp. — Class A	3	0.22%	(54)
Cerner Corp.	55	1.09%	(107)
Seagate Technology plc	69	0.97%	(207)
International Business Machines Corp.	19	0.66%	(207)
Teradata Corp.	54	0.33%	(403)
Total Technology			1,466

Industrial
Snap-on, Inc.	21	0.84%	452
Werner Enterprises, Inc.	42	0.53%	434
Westrock Co.	108	0.88%	290
Caterpillar, Inc.	29	1.06%	271
Union Pacific Corp.	20	0.98%	269
Owens Corning	23	0.37%	268
Regal Beloit Corp.	15	0.38%	267
Garmin Ltd.	18	0.51%	265
Schneider National, Inc. — Class B	55	0.39%	223
TE Connectivity Ltd.	10	0.24%	145
Landstar System, Inc.	15	0.49%	118
J.B. Hunt Transport Services, Inc.	20	0.70%	80
Expeditors International of Washington, Inc.	39	0.86%	47
National Instruments Corp.	23	0.26%	37
Lincoln Electric Holdings, Inc.	15	0.37%	24
Oshkosh Corp.	13	0.27%	(11)
Illinois Tool Works, Inc.	5	0.25%	(14)
Norfolk Southern Corp.	28	1.42%	(41)
CSX Corp.	35	0.71%	(54)
Timken Co.	28	0.37%	(82)
Arrow Electronics, Inc.	16	0.32%	(97)
Hubbell, Inc.	12	0.44%	(125)
Gentex Corp.	145	1.08%	(128)
Eaton Corporation plc	22	0.56%	(167)
Honeywell International, Inc.	12	0.50%	(190)

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
FedEx Corp.	16	0.65%	$(210)
Emerson Electric Co.	20	0.36%	(312)
AGCO Corp.	24	0.39%	(462)
Terex Corp.	64	0.35%	(644)
Waters Corp.	16	0.84%	(750)
Total Industrial			(97)

Utilities
FirstEnergy Corp.	50	0.56%	13
CenterPoint Energy, Inc.	58	0.31%	(4)
OGE Energy Corp.	47	0.41%	(46)
Southwest Gas Holdings, Inc.	12	0.24%	(72)
Ameren Corp.	25	0.51%	(120)
NorthWestern Corp.	21	0.33%	(158)
IDACORP, Inc.	25	0.63%	(177)
Avista Corp.	24	0.25%	(194)
Evergy, Inc.	49	0.84%	(199)
NRG Energy, Inc.	48	0.45%	(216)
ONE Gas, Inc.	33	0.74%	(236)
NiSource, Inc.	85	0.56%	(242)
Pinnacle West Capital Corp.	43	0.91%	(253)
National Fuel Gas Co.	45	0.55%	(269)
Southern Co.	62	0.93%	(284)
Portland General Electric Co.	59	0.71%	(361)
Consolidated Edison, Inc.	49	1.02%	(535)
Public Service Enterprise Group, Inc.	68	0.97%	(624)
PPL Corp.	129	0.97%	(678)
Exelon Corp.	106	1.11%	(875)
Total Utilities			(5,530)

Financial
Waddell & Reed Financial, Inc. — Class A	119	0.53%	333
Western Union Co.	91	0.57%	150
Gaming and Leisure Properties, Inc.	1	0.01%	(2)
M&T Bank Corp.	14	0.42%	(35)
Host Hotels & Resorts, Inc.	98	0.31%	(53)
Ameriprise Financial, Inc.	9	0.39%	(94)
Synchrony Financial	35	0.22%	(135)
Piedmont Office Realty Trust, Inc. — Class A	153	0.74%	(162)
Vornado Realty Trust	47	0.52%	(163)
Bank of America Corp.	44	0.30%	(199)
Wells Fargo & Co.	28	0.21%	(201)
Travelers Companies, Inc.	11	0.36%	(225)
Allstate Corp.	34	0.96%	(226)
Highwoods Properties, Inc.	36	0.39%	(249)
Boston Properties, Inc.	23	0.60%	(326)
Equity Residential	57	0.97%	(418)
Weingarten Realty Investors	43	0.24%	(420)
MetLife, Inc.	101	1.07%	(523)
Kennedy-Wilson Holdings, Inc.	113	0.50%	(647)
Total Financial			(3,595)

Energy
Chevron Corp.	9	0.23%	(291)
Exxon Mobil Corp.	20	0.26%	(473)
Total Energy			(764)
Total MS Equity Long Custom Basket			$(9,059)

MS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	394	(1.26)%	5,529
Ameris Bancorp	434	(0.56)%	4,813
People’s United Financial, Inc.	874	(0.56)%	4,437
UDR, Inc.	462	(0.95)%	4,239
Alleghany Corp.	54	(1.45)%	4,161
Markel Corp.	34	(1.73)%	3,861
Valley National Bancorp	2,757	(1.19)%	3,192
Acadia Realty Trust	950	(0.68)%	2,550
Kilroy Realty Corp.	310	(1.00)%	2,216
JBG SMITH Properties	526	(0.86)%	1,936
First Financial Bankshares, Inc.	468	(0.74)%	1,862
Old National Bancorp	707	(0.54)%	1,843
Glacier Bancorp, Inc.	241	(0.47)%	1,620
First Midwest Bancorp, Inc.	770	(0.57)%	1,559
Fulton Financial Corp.	1,392	(0.81)%	1,367
Loews Corp.	317	(0.60)%	1,315
Americold Realty Trust	944	(1.89)%	1,295
TFS Financial Corp.	661	(0.52)%	1,277
Healthcare Realty Trust, Inc.	710	(1.14)%	1,111
Global Net Lease, Inc.	692	(0.64)%	1,066
Prologis, Inc.	203	(1.04)%	899
Southside Bancshares, Inc.	436	(0.67)%	880
Brookline Bancorp, Inc.	1,642	(0.91)%	755
Medical Properties Trust, Inc.	932	(0.96)%	653
QTS Realty Trust, Inc. — Class A	306	(1.08)%	172
New York Community Bancorp, Inc.	710	(0.40)%	145
RLI Corp.	127	(0.57)%	36
Agree Realty Corp.	476	(1.72)%	(212)
EastGroup Properties, Inc.	120	(0.78)%	(272)
American Assets Trust, Inc.	297	(0.46)%	(376)
CyrusOne, Inc.	106	(0.42)%	(498)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Easterly Government Properties, Inc.	702	(0.89)%	$(519)
Northfield Bancorp, Inc.	560	(0.36)%	(538)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	391	(0.61)%	(677)
James River Group Holdings Ltd.	264	(0.65)%	(877)
Healthcare Trust of America, Inc. — Class A	588	(0.86)%	(1,010)
STAG Industrial, Inc.	329	(0.53)%	(1,049)
American Tower Corp. — Class A	30	(0.43)%	(1,063)
BOK Financial Corp.	123	(0.38)%	(1,135)
Alexandria Real Estate Equities, Inc.	170	(1.52)%	(1,427)
Crown Castle International Corp.	46	(0.42)%	(1,885)
SBA Communications Corp.	27	(0.44)%	(2,476)
Flagstar Bancorp, Inc.	305	(0.49)%	(2,495)
Sun Communities, Inc.	153	(1.14)%	(2,508)
Equinix, Inc.	12	(0.46)%	(2,983)
Rexford Industrial Realty, Inc.	710	(1.62)%	(4,034)
Terreno Realty Corp.	373	(1.08)%	(4,496)
Total Financial			24,259

Industrial
L3Harris Technologies, Inc.	61	(0.57)%	1,970
Tetra Tech, Inc.	257	(1.12)%	1,568
Eagle Materials, Inc.	256	(0.99)%	1,109
TransDigm Group, Inc.	41	(1.00)%	747
Sonoco Products Co.	182	(0.52)%	616
Louisiana-Pacific Corp.	727	(1.03)%	426
Silgan Holdings, Inc.	386	(0.69)%	227
Crown Holdings, Inc.	131	(0.47)%	(302)
Vulcan Materials Co.	129	(0.82)%	(523)
AptarGroup, Inc.	117	(0.72)%	(614)
Martin Marietta Materials, Inc.	89	(1.01)%	(619)
Exponent, Inc.	103	(0.46)%	(628)
GATX Corp.	141	(0.47)%	(650)
Ball Corp.	259	(0.99)%	(757)
ESCO Technologies, Inc.	117	(0.54)%	(917)
Amcor plc	1,277	(0.72)%	(1,888)
Casella Waste Systems, Inc. — Class A	314	(0.90)%	(2,120)
Worthington Industries, Inc.	233	(0.48)%	(2,953)
Total Industrial			(5,308)

Consumer, Non-cyclical
Hormel Foods Corp.	166	(0.44)%	184
McCormick & Company, Inc.	32	(0.32)%	(263)
Avery Dennison Corp.	124	(0.78)%	(668)
Seattle Genetics, Inc.	35	(0.33)%	(1,242)
Equifax, Inc.	61	(0.58)%	(1,463)
Verisk Analytics, Inc. — Class A	121	(1.13)%	(1,819)
Global Payments, Inc.	112	(1.05)%	(2,135)
Paylocity Holding Corp.	59	(0.47)%	(3,006)
PayPal Holdings, Inc.	51	(0.49)%	(3,136)
Avalara, Inc.	79	(0.58)%	(4,657)
Total Consumer, Non-cyclical			(18,205)

Energy
Phillips 66	123	(0.49)%	1,715
Kinder Morgan, Inc.	610	(0.51)%	1,362
Delek US Holdings, Inc.	376	(0.36)%	1,142
Williams Companies, Inc.	426	(0.45)%	731
Pioneer Natural Resources Co.	76	(0.41)%	600
ONEOK, Inc.	242	(0.44)%	(23)
Concho Resources, Inc.	160	(0.45)%	(190)
National Oilwell Varco, Inc.	1,189	(0.80)%	(976)
Baker Hughes Co.	433	(0.37)%	(1,159)
Noble Energy, Inc.	659	(0.33)%	(1,492)
Schlumberger Ltd.	469	(0.47)%	(1,605)
Halliburton Co.	513	(0.37)%	(2,958)
Total Energy			(2,853)

Technology
Fiserv, Inc.	326	(1.75)%	763
Parsons Corp.	444	(0.89)%	196
Tyler Technologies, Inc.	15	(0.29)%	(79)
RealPage, Inc.	79	(0.28)%	(90)
Appfolio, Inc. — Class A	33	(0.30)%	(531)
Autodesk, Inc.	23	(0.30)%	(1,083)
Smartsheet, Inc. — Class A	173	(0.48)%	(1,383)
HubSpot, Inc.	26	(0.32)%	(1,542)
salesforce.com, Inc.	61	(0.63)%	(1,560)
Fidelity National Information Services, Inc.	279	(2.06)%	(1,654)
Coupa Software, Inc.	24	(0.37)%	(1,687)
Zscaler, Inc.	51	(0.31)%	(1,708)
Envestnet, Inc.	150	(0.61)%	(2,275)
Veeva Systems, Inc. — Class A	37	(0.48)%	(2,293)
Alteryx, Inc. — Class A	56	(0.51)%	(2,790)
Workiva, Inc.	186	(0.55)%	(2,840)
Twilio, Inc. — Class A	27	(0.33)%	(2,891)
Total Technology			(23,447)

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
American States Water Co.	135	(0.58)%	$1,615
California Water Service Group	356	(0.93)%	1,285
WEC Energy Group, Inc.	88	(0.42)%	466
American Water Works Company, Inc.	82	(0.58)%	129
NextEra Energy, Inc.	43	(0.57)%	(695)
Total Utilities			2,800

Basic Materials
PPG Industries, Inc.	293	(1.71)%	1,737
DuPont de Nemours, Inc.	173	(0.51)%	597
Nucor Corp.	178	(0.41)%	429
Royal Gold, Inc.	65	(0.44)%	(119)
Balchem Corp.	285	(1.49)%	(1,249)
Linde plc	184	(2.15)%	(1,452)
Air Products & Chemicals, Inc.	160	(2.13)%	(1,675)
Ashland Global Holdings, Inc.	478	(1.82)%	(1,739)
Albemarle Corp.	157	(0.67)%	(2,532)
Ecolab, Inc.	127	(1.39)%	(2,868)
Freeport-McMoRan, Inc.	1,172	(0.75)%	(3,100)
RPM International, Inc.	365	(1.51)%	(3,612)
Newmont Corp.	348	(1.18)%	(5,524)
Quaker Chemical Corp.	144	(1.47)%	(7,268)
Total Basic Materials			(28,375)

Communications
Liberty Broadband Corp. — Class C	177	(1.21)%	1,632
Zendesk, Inc.	63	(0.31)%	(1,007)
FactSet Research Systems, Inc.	27	(0.49)%	(1,011)
Anaplan, Inc.	172	(0.43)%	(1,140)
Okta, Inc.	29	(0.32)%	(1,759)
Q2 Holdings, Inc.	189	(0.89)%	(2,451)
Total Communications			(5,736)

Consumer, Cyclical
Copart, Inc.	90	(0.41)%	1,064
Scotts Miracle-Gro Co. — Class A	81	(0.60)%	(1,088)
Total Consumer, Cyclical			(24)
Total MS Equity Short Custom Basket			$(56,889)

GS EQUITY LONG CUSTOM BASKET
Utilities
CenterPoint Energy, Inc.	58	0.29%	(3)
OGE Energy Corp.	47	0.41%	(42)
Southwest Gas Holdings, Inc.	12	0.24%	(71)
Ameren Corp.	25	0.51%	(123)
NorthWestern Corp.	21	0.33%	(158)
IDACORP, Inc.	25	0.63%	(176)
Avista Corp.	24	0.25%	(192)
FirstEnergy Corp.	50	0.56%	(199)
National Fuel Gas Co.	45	0.55%	(204)
Evergy, Inc.	49	0.84%	(204)
NRG Energy, Inc.	48	0.45%	(218)
ONE Gas, Inc.	33	0.74%	(231)
NiSource, Inc.	85	0.56%	(241)
Pinnacle West Capital Corp.	43	0.91%	(256)
Southern Co.	62	0.93%	(305)
Consolidated Edison, Inc.	49	1.02%	(533)
PPL Corp.	129	0.97%	(614)
Public Service Enterprise Group, Inc.	68	0.97%	(626)
Portland General Electric Co.	59	0.71%	(668)
Exelon Corp.	106	1.11%	(870)
Total Utilities			(5,934)

Technology
QUALCOMM, Inc.	31	0.82%	393
Skyworks Solutions, Inc.	11	0.41%	364
Maxim Integrated Products, Inc.	46	0.81%	350
CDK Global, Inc.	37	0.44%	229
Applied Materials, Inc.	20	0.35%	154
Texas Instruments, Inc.	21	0.77%	154
NetApp, Inc.	50	0.64%	122
Apple, Inc.	6	0.63%	119
Cognizant Technology Solutions Corp. — Class A	32	0.53%	118
HP, Inc.	58	0.29%	116
Paychex, Inc.	11	0.24%	104
Xilinx, Inc.	9	0.26%	82
Oracle Corp.	59	0.94%	71
Lam Research Corp.	3	0.28%	57
KLA Corp.	7	0.39%	18
Synaptics, Inc.	17	0.30%	17
Intel Corp.	42	0.73%	(10)
Micron Technology, Inc.	17	0.25%	(31)
Zebra Technologies Corp. — Class A	3	0.22%	(52)
Cerner Corp.	55	1.09%	(109)
Seagate Technology plc	69	0.97%	(206)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
International Business Machines Corp.	19	0.66%	$(216)
Teradata Corp.	54	0.33%	(387)
Total Technology			1,457

Consumer, Cyclical
Autoliv, Inc.	58	1.08%	351
Lear Corp.	15	0.47%	326
Gentherm, Inc.	61	0.69%	240
Best Buy Company, Inc.	19	0.48%	236
Hanesbrands, Inc.	94	0.31%	190
Cummins, Inc.	21	1.05%	177
Lowe’s Companies, Inc.	12	0.47%	156
Brunswick Corp.	22	0.41%	137
Southwest Airlines Co.	36	0.36%	107
DR Horton, Inc.	22	0.35%	90
Polaris, Inc.	12	0.32%	81
MSC Industrial Direct Company, Inc. — Class A	18	0.38%	(7)
PACCAR, Inc.	13	0.28%	(57)
Whirlpool Corp.	12	0.45%	(250)
Mohawk Industries, Inc.	8	0.24%	(250)
Allison Transmission Holdings, Inc.	56	0.60%	(402)
General Motors Co.	68	0.50%	(662)
Total Consumer, Cyclical			463

Consumer, Non-cyclical
Eli Lilly & Co.	20	0.95%	753
Amgen, Inc.	13	0.89%	624
Rent-A-Center, Inc.	51	0.41%	510
Cardinal Health, Inc.	148	2.24%	473
McKesson Corp.	22	0.98%	458
United Rentals, Inc.	8	0.35%	307
Kellogg Co.	34	0.65%	255
CVS Health Corp.	23	0.43%	253
Laboratory Corporation of America Holdings	13	0.63%	248
Johnson & Johnson	24	0.98%	164
Herbalife Nutrition Ltd.	46	0.60%	156
Incyte Corp.	14	0.42%	70
Alexion Pharmaceuticals, Inc.	7	0.23%	70
Innoviva, Inc.	88	0.36%	66
Kimberly-Clark Corp.	28	1.15%	62
General Mills, Inc.	39	0.70%	25
Molina Healthcare, Inc.	11	0.57%	17
Abbott Laboratories	10	0.26%	2
Colgate-Palmolive Co.	35	0.74%	1
Campbell Soup Co.	54	0.78%	(1)
PepsiCo, Inc.	10	0.38%	(9)
Monster Beverage Corp.	13	0.26%	(18)
Gilead Sciences, Inc.	25	0.56%	(24)
Quest Diagnostics, Inc.	11	0.36%	(32)
Ingredion, Inc.	43	1.03%	(40)
UnitedHealth Group, Inc.	3	0.26%	(47)
Mondelez International, Inc. — Class A	37	0.55%	(71)
Procter & Gamble Co.	30	1.04%	(73)
Kraft Heinz Co.	62	0.57%	(80)
DaVita, Inc.	14	0.32%	(90)
Post Holdings, Inc.	16	0.41%	(101)
John B Sanfilippo & Son, Inc.	20	0.49%	(104)
Dentsply Sirona, Inc.	23	0.29%	(116)
Archer-Daniels-Midland Co.	46	0.53%	(120)
Tyson Foods, Inc. — Class A	19	0.33%	(137)
TreeHouse Foods, Inc.	26	0.33%	(142)
Universal Health Services, Inc. — Class B	9	0.24%	(147)
Altria Group, Inc.	72	0.82%	(159)
JM Smucker Co.	18	0.55%	(199)
Henry Schein, Inc.	51	0.86%	(224)
Cigna Corp.	8	0.43%	(229)
HCA Healthcare, Inc.	15	0.42%	(268)
Biogen, Inc.	4	0.31%	(276)
Philip Morris International, Inc.	40	0.81%	(294)
Pfizer, Inc.	64	0.61%	(297)
Medtronic plc	37	0.98%	(330)
Jazz Pharmaceuticals plc	19	0.61%	(348)
Molson Coors Beverage Co. — Class B	85	0.85%	(1,564)
Total Consumer, Non-cyclical			(1,026)

Energy
Chevron Corp.	9	0.23%	(288)
Exxon Mobil Corp.	20	0.26%	(474)
Total Energy			(762)

Communications
eBay, Inc.	35	0.53%	607
Cisco Systems, Inc.	77	1.04%	327
Alphabet, Inc. — Class C	1	0.41%	262
Facebook, Inc. — Class A	3	0.20%	206
Booking Holdings, Inc.	1	0.46%	121
Interpublic Group of Companies, Inc.	46	0.23%	100
Viavi Solutions, Inc.	84	0.31%	64
Juniper Networks, Inc.	134	0.89%	44
Ciena Corp.	22	0.35%	(13)
Sirius XM Holdings, Inc.	198	0.34%	(102)
Verizon Communications, Inc.	96	1.53%	(163)
Fox Corp. — Class A	41	0.32%	(174)
Comcast Corp. — Class A	82	0.93%	(253)
Omnicom Group, Inc.	53	0.84%	(385)

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Yelp, Inc. — Class A	35	0.23%	$(390)
AT&T, Inc.	104	0.91%	(718)
Total Communications			(467)

Financial
Waddell & Reed Financial, Inc. — Class A	119	0.53%	338
Western Union Co.	91	0.57%	148
Gaming and Leisure Properties, Inc.	1	0.01%	(2)
M&T Bank Corp.	14	0.42%	(27)
Host Hotels & Resorts, Inc.	98	0.31%	(52)
Ameriprise Financial, Inc.	9	0.39%	(96)
Synchrony Financial	35	0.22%	(135)
Piedmont Office Realty Trust, Inc. — Class A	153	0.74%	(152)
Vornado Realty Trust	47	0.52%	(160)
Wells Fargo & Co.	28	0.21%	(199)
Bank of America Corp.	44	0.30%	(205)
Allstate Corp.	34	0.96%	(225)
Travelers Companies, Inc.	11	0.36%	(225)
Highwoods Properties, Inc.	36	0.39%	(252)
Boston Properties, Inc.	23	0.60%	(328)
Weingarten Realty Investors	43	0.24%	(420)
Equity Residential	57	0.97%	(422)
MetLife, Inc.	101	1.07%	(520)
Kennedy-Wilson Holdings, Inc.	113	0.50%	(646)
Total Financial			(3,580)

Industrial
Werner Enterprises, Inc.	42	0.53%	591
Snap-on, Inc.	21	0.84%	442
Schneider National, Inc. — Class B	55	0.39%	369
Westrock Co.	108	0.88%	295
Caterpillar, Inc.	29	1.06%	274
Owens Corning	23	0.37%	270
Regal Beloit Corp.	15	0.38%	260
Garmin Ltd.	18	0.51%	259
Union Pacific Corp.	20	0.98%	252
Landstar System, Inc.	15	0.49%	160
TE Connectivity Ltd.	10	0.24%	145
J.B. Hunt Transport Services, Inc.	20	0.70%	76
Expeditors International of Washington, Inc.	39	0.86%	46
National Instruments Corp.	23	0.26%	38
Old Dominion Freight Line, Inc.	1	0.02%	36
Lincoln Electric Holdings, Inc.	15	0.37%	18
Illinois Tool Works, Inc.	5	0.25%	(15)
Oshkosh Corp.	13	0.27%	(72)
Timken Co.	28	0.37%	(81)
Arrow Electronics, Inc.	16	0.32%	(104)
CSX Corp.	35	0.71%	(124)
Gentex Corp.	145	1.08%	(124)
Hubbell, Inc.	12	0.44%	(125)
Eaton Corporation plc	22	0.56%	(167)
Honeywell International, Inc.	12	0.50%	(200)
FedEx Corp.	16	0.65%	(210)
Norfolk Southern Corp.	28	1.42%	(251)
Emerson Electric Co.	20	0.36%	(314)
AGCO Corp.	24	0.39%	(462)
Waters Corp.	16	0.84%	(515)
Terex Corp.	64	0.35%	(645)
Total Industrial			122

Basic Materials
Arconic Corp.	1	0.00%	(7)
Total GS Equity Long Custom Basket			$(9,734)

GS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	394	(1.29)%	5,017
Ameris Bancorp	434	(0.57)%	4,839
UDR, Inc.	462	(0.96)%	4,382
Alleghany Corp.	54	(1.48)%	4,258
People’s United Financial, Inc.	874	(0.56)%	4,129
Markel Corp.	34	(1.75)%	3,986
Valley National Bancorp	2,757	(1.20)%	3,244
First Midwest Bancorp, Inc.	1,316	(0.98)%	2,740
Acadia Realty Trust	950	(0.69)%	2,507
Kilroy Realty Corp.	310	(1.02)%	2,172
Old National Bancorp	707	(0.54)%	1,957
JBG SMITH Properties	526	(0.87)%	1,931
First Financial Bankshares, Inc.	468	(0.76)%	1,864
Loews Corp.	317	(0.61)%	1,320
Fulton Financial Corp.	1,392	(0.82)%	1,295
TFS Financial Corp.	661	(0.53)%	1,268
Glacier Bancorp, Inc.	241	(0.48)%	1,237
Healthcare Realty Trust, Inc.	710	(1.16)%	1,181
Global Net Lease, Inc.	692	(0.65)%	1,065
Prologis, Inc.	203	(1.06)%	938
Southside Bancshares, Inc.	436	(0.68)%	839
Brookline Bancorp, Inc.	1,642	(0.92)%	746
RLI Corp.	127	(0.58)%	714

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Medical Properties Trust, Inc.	932	(0.98)%	$651
New York Community Bancorp, Inc.	710	(0.40)%	108
EastGroup Properties, Inc.	120	(0.80)%	(60)
Agree Realty Corp.	476	(1.75)%	(158)
American Assets Trust, Inc.	297	(0.46)%	(383)
CyrusOne, Inc.	106	(0.43)%	(509)
Easterly Government Properties, Inc.	702	(0.91)%	(541)
Northfield Bancorp, Inc.	560	(0.36)%	(548)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	391	(0.62)%	(680)
James River Group Holdings Ltd.	264	(0.66)%	(886)
Healthcare Trust of America, Inc. — Class A	588	(0.87)%	(1,029)
American Tower Corp. — Class A	30	(0.43)%	(1,058)
Sun Communities, Inc.	153	(1.16)%	(1,080)
STAG Industrial, Inc.	329	(0.54)%	(1,080)
BOK Financial Corp.	123	(0.39)%	(1,181)
Rexford Industrial Realty, Inc.	710	(1.64)%	(1,273)
Alexandria Real Estate Equities, Inc.	170	(1.54)%	(1,389)
Crown Castle International Corp.	46	(0.43)%	(1,447)
SBA Communications Corp.	27	(0.45)%	(2,016)
Terreno Realty Corp.	373	(1.10)%	(2,078)
Equinix, Inc.	12	(0.47)%	(2,377)
Flagstar Bancorp, Inc.	305	(0.50)%	(2,512)
QTS Realty Trust, Inc. — Class A	306	(1.10)%	(3,507)
Total Financial			28,596

Utilities
American States Water Co.	135	(0.59)%	1,612
California Water Service Group	356	(0.95)%	1,309
WEC Energy Group, Inc.	88	(0.43)%	471
American Water Works Company, Inc.	82	(0.59)%	133
NextEra Energy, Inc.	43	(0.58)%	(586)
Total Utilities			2,939

Technology
Fiserv, Inc.	326	(1.78)%	712
Parsons Corp.	444	(0.90)%	111
Tyler Technologies, Inc.	15	(0.29)%	(82)
RealPage, Inc.	79	(0.29)%	(87)
Appfolio, Inc. — Class A	33	(0.30)%	(533)
Autodesk, Inc.	23	(0.31)%	(1,084)
HubSpot, Inc.	26	(0.33)%	(1,319)
Smartsheet, Inc. — Class A	173	(0.49)%	(1,375)
Coupa Software, Inc.	24	(0.37)%	(1,679)
Fidelity National Information Services, Inc.	279	(2.09)%	(1,690)
Zscaler, Inc.	51	(0.31)%	(1,706)
salesforce.com, Inc.	61	(0.64)%	(1,961)
Veeva Systems, Inc. — Class A	37	(0.48)%	(2,009)
Envestnet, Inc.	150	(0.62)%	(2,290)
Alteryx, Inc. — Class A	56	(0.51)%	(2,479)
Workiva, Inc.	186	(0.56)%	(2,859)
Twilio, Inc. — Class A	27	(0.33)%	(2,877)
Total Technology			(23,207)

Basic Materials
PPG Industries, Inc.	293	(1.74)%	2,080
DuPont de Nemours, Inc.	173	(0.51)%	609
Nucor Corp.	178	(0.41)%	436
Balchem Corp.	285	(1.51)%	405
Royal Gold, Inc.	65	(0.45)%	(110)
Linde plc	184	(2.18)%	(1,091)
Ashland Global Holdings, Inc.	478	(1.85)%	(1,568)
Air Products & Chemicals, Inc.	160	(2.16)%	(1,750)
Albemarle Corp.	157	(0.68)%	(2,554)
Ecolab, Inc.	127	(1.41)%	(2,992)
Freeport-McMoRan, Inc.	1,172	(0.76)%	(3,121)
RPM International, Inc.	365	(1.53)%	(3,779)
Newmont Corp.	348	(1.20)%	(5,534)
Quaker Chemical Corp.	144	(1.49)%	(7,349)
Total Basic Materials			(26,318)

Energy
ONEOK, Inc.	242	(0.45)%	2,770
Phillips 66	123	(0.49)%	1,726
Kinder Morgan, Inc.	610	(0.52)%	1,377
Delek US Holdings, Inc.	376	(0.37)%	1,193
Williams Companies, Inc.	426	(0.45)%	744
Pioneer Natural Resources Co.	76	(0.41)%	712
Concho Resources, Inc.	160	(0.46)%	(202)
National Oilwell Varco, Inc.	1,189	(0.81)%	(985)
Baker Hughes Co.	433	(0.37)%	(1,161)
Noble Energy, Inc.	659	(0.33)%	(1,498)
Schlumberger Ltd.	469	(0.48)%	(1,607)
Halliburton Co.	513	(0.37)%	(2,950)
Total Energy			119

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
L3Harris Technologies, Inc.	61	(0.58)%	$1,966
Tetra Tech, Inc.	257	(1.14)%	1,521
Eagle Materials, Inc.	256	(1.00)%	1,116
TransDigm Group, Inc.	41	(1.01)%	1,029
Sonoco Products Co.	182	(0.53)%	649
Louisiana-Pacific Corp.	727	(1.04)%	551
Silgan Holdings, Inc.	386	(0.70)%	213
Ball Corp.	259	(1.01)%	(109)
Crown Holdings, Inc.	131	(0.48)%	(317)
Vulcan Materials Co.	129	(0.84)%	(543)
AptarGroup, Inc.	117	(0.73)%	(614)
Exponent, Inc.	103	(0.47)%	(622)
Martin Marietta Materials, Inc.	89	(1.03)%	(624)
GATX Corp.	141	(0.48)%	(684)
ESCO Technologies, Inc.	117	(0.55)%	(947)
Amcor plc	1,277	(0.73)%	(1,976)
Casella Waste Systems, Inc. — Class A	314	(0.91)%	(2,129)
Worthington Industries, Inc.	233	(0.49)%	(2,964)
Total Industrial			(4,484)

Communications
Liberty Broadband Corp. — Class C	177	(1.23)%	1,651
Zendesk, Inc.	63	(0.31)%	(1,011)
FactSet Research Systems, Inc.	27	(0.50)%	(1,024)
Anaplan, Inc.	172	(0.44)%	(1,173)
Okta, Inc.	29	(0.32)%	(1,648)
Q2 Holdings, Inc.	189	(0.91)%	(2,107)
Total Communications			(5,312)

Consumer, Non-cyclical
Hormel Foods Corp.	166	(0.45)%	177
McCormick & Company, Inc.	32	(0.32)%	(255)
Avery Dennison Corp.	124	(0.79)%	(697)
Seattle Genetics, Inc.	35	(0.33)%	(1,254)
Equifax, Inc.	61	(0.59)%	(1,462)
Verisk Analytics, Inc. — Class A	121	(1.15)%	(1,829)
Global Payments, Inc.	112	(1.06)%	(2,170)
Paylocity Holding Corp.	59	(0.48)%	(3,002)
PayPal Holdings, Inc.	51	(0.50)%	(3,074)
Avalara, Inc.	79	(0.59)%	(4,201)
Total Consumer, Non-cyclical			(17,767)

Consumer, Cyclical
Copart, Inc.	90	(0.42)%	1,069
Scotts Miracle-Gro Co. — Class A	81	(0.61)%	(1,084)
Total Consumer, Cyclical			(15)
Total GS Equity Short Custom Basket			$(45,449)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2020.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2020
SERIES Z (ALPHA OPPORTUNITY SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,177,392	$—	$—	$5,177,392
Money Market Fund	163,985	—	—	163,985
Total Assets	$5,341,377	$—	$—	$5,341,377

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$121,131	$—	$121,131

**	This derivative is reported as unrealized appreciation/depreciation at period end.

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments, at value (cost $5,500,397)	$5,341,377
Prepaid expenses	62
Receivables:
Securities sold	77,893
Dividends	8,928
Investment Adviser	4,387
Interest	12
Total assets	5,432,659

Liabilities:
Overdraft due to custodian bank	782
Unrealized depreciation on OTC swap agreements	121,131
Payable for:
Swap settlement	151,435
Professional fees	16,729
Transfer agent/maintenance fees	2,239
Fund accounting/administration fees	2,049
Trustees’ fees*	1,273
Distribution and service fees	1,074
Fund shares redeemed	141
Miscellaneous	10,169
Total liabilities	307,022
Commitments and contingent liabilities (Note 13)	—
Net assets	$5,125,637

Net assets consist of:
Paid in capital	$6,835,883
Total distributable earnings (loss)	(1,710,246)
Net assets	$5,125,637
Capital shares outstanding	358,987
Net asset value per share	$14.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

Investment Income:
Dividends	$64,325
Interest	1,185
Total investment income	65,510

Expenses:
Management fees	24,575
Distribution and service fees	6,826
Transfer agent/maintenance fees	12,512
Professional fees	20,393
Fund accounting/administration fees	12,449
Trustees’ fees*	8,587
Custodian fees	1,110
Line of credit fees	77
Miscellaneous	13,197
Total expenses	99,726
Less:
Expenses reimbursed by Adviser	(20,402)
Expenses waived by Adviser	(24,510)
Earnings credits applied	(31)
Total waived/reimbursed expenses	(44,943)
Net expenses	54,783
Net investment income	10,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(78,346)
Swap agreements	160,550
Net realized gain	82,204
Net change in unrealized appreciation (depreciation) on:
Investments	(571,062)
Swap agreements	214,031
Net change in unrealized appreciation (depreciation)	(357,031)
Net realized and unrealized loss	(274,827)
Net decrease in net assets resulting from operations	$(264,100)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 135

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,727	$31,524
Net realized gain (loss) on investments	82,204	(936,944)
Net change in unrealized appreciation (depreciation) on investments	(357,031)	695,655
Net decrease in net assets resulting from operations	(264,100)	(209,765)

Distributions to shareholders	—	(11,658)

Capital share transactions:
Proceeds from sale of shares	71,425	182,878
Distributions reinvested	—	11,658
Cost of shares redeemed	(910,730)	(1,800,412)
Net decrease from capital share transactions	(839,305)	(1,605,876)
Net decrease in net assets	(1,103,405)	(1,827,299)

Net assets:
Beginning of period	6,229,042	8,056,341
End of period	$5,125,637	$6,229,042

Capital share activity:
Shares sold	5,021	12,241
Shares issued from reinvestment of distributions	—	804
Shares redeemed	(65,002)	(121,599)
Net decrease in shares	(59,981)	(108,554)

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2020[a]	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Data
Net asset value, beginning of period	$14.87	$15.27	$20.05	$18.70	$16.59	$27.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.07	.04	(.04)	(.21)	(.43)
Net gain (loss) on investments (realized and unrealized)	(.62)	(.45)	(2.28)	1.39	2.32	(.69)
Total from investment operations	(.59)	(.38)	(2.24)	1.35	2.11	(1.12)
Less distributions from:
Net investment income	—	(.02)	—	—	—	—
Net realized gains	—	—	(2.54)	—	—	(9.62)
Total distributions	—	(.02)	(2.54)	—	—	(9.62)
Net asset value, end of period	$14.28	$14.87	$15.27	$20.05	$18.70	$16.59

Total Return[c]	(3.97%)	(2.45%)	(11.57%)	7.22%	12.79%	(4.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,126	$6,229	$8,056	$12,317	$13,192	$12,548
Ratios to average net assets:
Net investment income (loss)	0.39%	0.44%	0.22%	(0.23%)	(1.18%)	(2.03%)
Total expenses	3.65%	3.52%	2.47%	2.48%	2.92%	3.54%
Net expenses[d,e,f]	2.01%	2.00%	1.99%	2.22%	2.92%	3.46%
Portfolio turnover rate	108%	172%	219%	182%	198%	446%

[a]	Unaudited figures for the period ended June 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
2.00%	2.00%	1.99%	2.13%	2.35%	2.35%

[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/20[a]	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.15%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2020, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. GPIM provides advisory services to Series F (Floating Rate Strategies Series) and Security Investors, LLC provides advisory services to the remaining Funds covered in this report. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are

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determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

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(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a

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realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded

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as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2020, are disclosed in the Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.08% at June 30, 2020.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires

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a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Hedge	$—	$136,000,000

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$7,393,500	$—
Series D (World Equity Income Series)	Hedge	—	6,507,341
Series E (Total Return Bond Series)	Duration, Hedge, Income	—	324,005
Series J (StylePlus—Mid Growth Series)	Index exposure	6,536,088	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	14,406,817	1,169,773
Series X (StylePlus—Small Growth Series)	Index exposure	1,150,333	—
Series Y (StylePlus—Large Growth Series)	Index exposure	2,391,030	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or

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other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return and custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$149,307,000	$—
Series E (Total Return Bond Series)	Index exposure, Income	327,563	429,087
Series J (StylePlus—Mid Growth Series)	Index exposure	111,074,128	—
Series X (StylePlus—Small Growth Series)	Index exposure	22,197,638	—
Series Y (StylePlus—Large Growth Series)	Index exposure	29,939,213	—
Series Z (Alpha Opportunity Series)	Hedge, Leverage	1,114,549	4,377,975

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration, Hedge	$9,882,167	$733,333

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Hedge, Index exposure	$10,444,567	$8,010,000
Series P (High Yield Series)	Index exposure	1,367,333	—

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use, and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge, Income	$6,413,721	$10,211,483
Series P (High Yield Series)	Hedge	36,322	125,983

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Variation margin on futures contracts
Interest Rate contracts	Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Variation margin on futures contracts
Investments in unaffiliated issuers, at value
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Variation margin on futures contracts
Credit contracts	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements
Unrealized appreciation on OTC swap agreements
Variation margin on credit default swap agreements

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The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2020:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*
Series A (StylePlus—Large Core Series)	$74,911	$29,597,393	$—	$—	$—
Series E (Total Return Bond Series)	—	—	—	—	13,555
Series J (StylePlus—Mid Growth Series)	66,093	31,290,955	—	—	—
Series N (Managed Asset Allocation Series)	200,217	—	—	11,513	—
Series P (High Yield Series)	—	—	—	—	—
Series X (StylePlus—Small Growth Series)	9,091	6,565,699	—	—	—
Series Y (StylePlus—Large Growth Series)	49,846	7,739,053	—	—	—

Asset Derivative Investments Value
Fund	Swaps Credit Risk*	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total Value at June 30, 2020
Series A (StylePlus—Large Core Series)	$—	$—	$—	$29,672,304
Series E (Total Return Bond Series)	238,411	386,920	931,694	1,570,580
Series J (StylePlus—Mid Growth Series)	—	—	—	31,357,048
Series N (Managed Asset Allocation Series)	—	—	—	211,730
Series P (High Yield Series)	122,249	—	—	122,249
Series X (StylePlus—Small Growth Series)	—	—	—	6,574,790
Series Y (StylePlus—Large Growth Series)	—	—	—	7,788,899

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*
Series E (Total Return Bond Series)	$—	$—	$—	$—	$—
Series J (StylePlus—Mid Growth Series)	7,901	—	—	—	—
Series N (Managed Asset Allocation Series)	12,789	—	243	—	—
Series X (StylePlus—Small Growth Series)	790	—	—	—	—
Series Z (Alpha Opportunity Series)	—	121,131	—	—	—

Liability Derivative Investments Value
Fund	Swaps Credit Risk*	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total Value at June 30, 2020
Series E (Total Return Bond Series)	$13,242	$—	$160,128	$173,370
Series J (StylePlus—Mid Growth Series)	—	—	—	7,901
Series N (Managed Asset Allocation Series)	—	—	—	13,032
Series X (StylePlus—Small Growth Series)	—	—	—	790
Series Z (Alpha Opportunity Series)	—	—	—	121,131

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$1,170,688	$(17,480,912)	$—	$—	$—	$—	$—	$—	$(16,310,224)
Series D (World Equity Income Series)	—	—	355,124	—	—	—	—	—	355,124
Series E (Total Return Bond Series)	—	—	—	72,641	530,973	891,809	—	99,434	1,594,857
Series J (StylePlus—Mid Growth Series)	724,539	(15,260,222)	—	—	—	—	—	—	(14,535,683)
Series N (Managed Asset Allocation Series)	(930,233)	—	(26,614)	281,975	—	—	—	—	(674,872)
Series P (High Yield Series)	—	—	—	—	—	(90,946)	—	7,301	(83,645)
Series X (StylePlus—Small Growth Series)	168,549	(4,257,092)	—	—	—	—	—	—	(4,088,543)
Series Y (StylePlus—Large Growth Series)	319,834	(1,312,301)	—	—	—	—	—	—	(992,467)
Series Z (Alpha Opportunity Series)	—	160,550	—	—	—	—	—	—	160,550

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$59,094	$11,699,705	$—	$—	$—	$—	$—	$—	$11,758,799
Series D (World Equity Income Series)	—	—	452	—	—	—	—	—	452
Series E (Total Return Bond Series)	—	—	—	—	171,065	648,405	170,680	644,174	1,634,324
Series J (StylePlus—Mid Growth Series)	38,079	19,288,371	—	—	—	—	—	—	19,326,450
Series N (Managed Asset Allocation Series)	98,774	—	134	58,917	—	—	—	—	157,825
Series P (High Yield Series)	—	—	—	—	—	122,249	—	2,168	124,417
Series X (StylePlus—Small Growth Series)	3,193	3,310,972	—	—	—	—	—	—	3,314,165
Series Y (StylePlus—Large Growth Series)	39,410	4,032,258	—	—	—	—	—	—	4,071,668
Series Z (Alpha Opportunity Series)	—	214,031	—	—	—	—	—	—	214,031

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$29,597,393	$—	$29,597,393	$—	$—	$29,597,393
Series E (Total Return Bond Series)	Credit index swap agreements	3,185	—	3,185	—	(199)	2,986
	Forward foreign currency exchange contracts	931,694	—	931,694	(160,128)	(592,425)	179,141
	Options purchased contracts	386,920	—	386,920	—	(152,755)	234,165
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	31,290,955	—	31,290,955	—	(29,040,000)	2,250,955
Series X (StylePlus—Small Growth Series)	Swap equity contracts	6,565,699	—	6,565,699	—	(6,171,030)	394,669
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	7,739,053	—	7,739,053	—	(7,090,000)	649,053

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$160,128	$—	$160,128	$(160,128)	$—	$—
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	121,131	—	121,131	(121,131)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2020.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series A (StylePlus—Large Core Series)	Goldman Sachs International	Total return swap agreements	$—	$27,170,000
	Morgan Stanley Capital Services LLC	Futures contracts	816,000	—
Series A (StylePlus—Large Core Series) Total			816,000	27,170,000
Series E (Total Return Bond Series)	Bank of America, N.A.	Credit default swap agreements	1,062,349	—
	BofA Securities, Inc.	Interest rate swap agreements	—	199
	Citibank N.A., New York	Forward foreign currency exchange contracts	—	280,000
	Goldman Sachs International	Forward foreign currency exchange contracts, Options	—	410,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	106,000
Series E (Total Return Bond Series) Total			1,062,349	796,199
Series J (StylePlus—Mid Growth Series)	Citibank, N.A., New York	Total return swap agreements	—	29,040,000
	Morgan Stanley Capital Services LLC	Futures contracts	690,000	—
Series J (StylePlus—Mid Growth Series) Total			690,000	29,040,000
Series P (High Yield Series)	BofA Securities, Inc.	Credit default swap agreements	3,131,026	—
Series X (StylePlus—Small Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	109,000	—
	Morgan Stanley Capital Services LLC	Total return swap agreements	—	6,171,030
Series X (StylePlus—Small Growth Series) Total			109,000	6,171,030
Series Y (StylePlus—Large Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	243,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	7,090,000
Series Y (StylePlus—Large Growth Series) Total			243,000	7,090,000

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%
Series V (SMid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%
Series Y (StylePlus—Large Growth Series)	0.65%
Series Z (Alpha Opportunity Series)	0.90%

[1]	The Series’ management fee is subject to a 0.05% reduction on assets over $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/22
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/22
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/22
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/21
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/21
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/22
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/22
Series P (High Yield Series)	1.07%	10/20/14	05/01/21
Series Q (Small Cap Value Series)	1.14%	05/01/17	05/01/22
Series V (SMid Cap Value Series)	0.91%	05/01/17	05/01/22
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/22
Series Y (StylePlus—Large Growth Series)	0.93%	05/01/17	05/01/22
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/22

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2020, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

Fund	2020	2021	2022	2023	Total
Series A (StylePlus—Large Core Series)	$436,916	$660,760	$627,973	$281,046	$2,006,695
Series B (Large Cap Value Series)	555,470	657,291	596,531	278,632	2,087,924
Series D (World Equity Income Series)	359,114	403,628	384,683	174,566	1,321,991
Series E (Total Return Bond Series)	144,316	130,822	159,891	59,968	494,997
Series F (Floating Rate Strategies Series)	51,527	64,413	92,992	43,935	252,867
Series J (StylePlus—Mid Growth Series)	342,729	471,165	429,212	202,903	1,446,009
Series O (All Cap Value Series)	272,422	349,269	319,350	145,167	1,086,208
Series P (High Yield Series)	59,723	105,313	112,110	54,050	331,196
Series Q (Small Cap Value Series)	88,099	102,746	107,646	48,894	347,385
Series V (SMid Cap Value Series)	448,055	612,269	531,107	240,172	1,831,603
Series X (StylePlus—Small Growth Series)	95,707	132,343	151,315	66,330	445,695
Series Y (StylePlus—Large Growth Series)	98,297	153,784	163,763	74,703	490,547
Series Z (Alpha Opportunity Series)	33,178	47,889	108,215	44,912	234,194

For the period ended June 30, 2020, no amounts were recouped by GI.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2020, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series A (StylePlus—Large Core Series)	$28,802
Series E (Total Return Bond Series)	22,262
Series J (StylePlus—Mid Growth Series)	26,137
Series N (Managed Asset Allocation Series)	1,269
Series X (StylePlus—Small Growth Series)	5,154
Series Y (StylePlus—Large Growth Series)	7,474

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$192,682,590	$32,523,849	$(2,599,550)	$29,924,299
Series B (Large Cap Value Series)	175,813,623	23,450,078	(21,204,112)	2,245,966
Series D (World Equity Income Series)	104,025,689	14,318,536	(5,928,058)	8,390,478
Series E (Total Return Bond Series)	150,777,300	8,865,403	(1,671,324)	7,194,079
Series F (Floating Rate Strategies Series)	40,279,927	34,056	(2,627,489)	(2,593,433)
Series J (StylePlus—Mid Growth Series)	149,351,650	33,215,844	(2,457,761)	30,758,083
Series N (Managed Asset Allocation Series)	33,109,701	9,345,613	(69,843)	9,275,770
Series O (All Cap Value Series)	81,599,924	11,206,421	(10,503,090)	703,331
Series P (High Yield Series)	42,778,952	692,528	(4,528,363)	(3,835,835)
Series Q (Small Cap Value Series)	59,392,410	5,191,561	(11,318,104)	(6,126,543)
Series V (SMid Cap Value Series)	155,138,564	16,263,712	(23,963,426)	(7,699,714)
Series X (StylePlus—Small Growth Series)	28,126,067	6,933,088	(525,203)	6,407,885
Series Y (StylePlus—Large Growth Series)	40,574,127	8,692,773	(327,724)	8,365,049
Series Z (Alpha Opportunity Series)	5,551,633	189,612	(520,999)	(331,387)

Note 7 – Securities Transactions

For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$82,620,730	$97,001,164
Series B (Large Cap Value Series)	20,221,664	26,499,162
Series D (World Equity Income Series)	112,451,309	117,745,424
Series E (Total Return Bond Series)	76,109,092	52,606,313
Series F (Floating Rate Strategies Series)	9,616,217	15,181,875
Series J (StylePlus—Mid Growth Series)	79,934,124	81,637,331
Series N (Managed Asset Allocation Series)	676,809	6,291,815
Series O (All Cap Value Series)	9,373,536	14,534,984
Series P (High Yield Series)	20,040,053	31,432,326
Series Q (Small Cap Value Series)	7,392,400	12,799,736
Series V (SMid Cap Value Series)	31,253,339	36,965,111
Series X (StylePlus—Small Growth Series)	16,400,704	19,626,542
Series Y (StylePlus—Large Growth Series)	20,059,222	18,847,885
Series Z (Alpha Opportunity Series)	5,831,524	6,486,991

For the period ended June 30, 2020, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$27,066,142	$26,179,350

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Series E (Total Return Bond Series)	$588,938	$—	$—
Series P (High Yield Series)	222,316	1,359,960	18,162

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2020. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2020, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	American Express GBT	02/26/27	$91,150	$9,115
	Aspect Software, Inc.	07/15/23	44,625	459
			$135,775	$9,574
Series P (High Yield Series)
	American Express GBT	02/26/27	$45,575	$4,557
	Aspect Software, Inc.	07/15/23	2,009	21
			$47,584	$4,578

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$63,613	$63,613
	FKRT
	5.47% due 07/03/23	06/12/20	1,294,038	1,291,318
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	419,508	359,548
			$1,777,159	$1,714,479
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$173,806	$70,394
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	365,120	332,000
	Bruin E&P Partners LLC
	due 08/01/23[2]	11/05/18	135,048	2,780
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	19,504
			$1,027,883	$424,678

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,205,000,000 line of credit from Citibank, N.A., which was in place through October 4, 2019 at which time the line of credit was renewed, with an increased commitment amount to $1,230,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2020.

In addition, Series E (Total Return Bond Series) and Series F (Floating Rate Strategies Series) (the “Funds”) entered into an additional unlimited credit facility agreement with BNP Paribas Prime Brokerage, Inc. (the “counterparty”) whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. Fees related to borrowings, if any, equate to 1 month LIBOR plus 0.90%. The Funds did not have any borrowings under this agreement at or during the period ended June 30, 2020.

Note 11 – Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (SMid Cap Value Series) (the “Funds”) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2020.

The Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds prior to June 30, 2020 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (SMid Cap Value Series) and was included in payable for miscellaneous in the Statements of Assets and Liabilities. On May 15, 2020 before the period end, the Funds each revised the amounts of their liability to $0 after it was determined the Funds have no future obligations related to this matter.

Note 12 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2020, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2020	Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	54	$1,660,870	$1,858,673	(0.09%)
Series P (High Yield Series)	182	698,044	2,107,360	1.50%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Reverse repurchase agreements	$1,660,870	$—	$1,660,870	$(1,660,870)	$—	$—
Series P (High Yield Series)	Reverse repurchase agreements	698,044	—	698,044	(698,044)	—	—

As of June 30, 2020, the Funds had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Fund	Counterparty	Interest Rate(s)	Maturity Date(s)	Face Value
Series E (Total Return Bond Series)
	Bank Of Montreal	0.30%	07/13/2020	$833,532
	J.P. Morgan Securities LLC	0.30%	07/10/2020	827,338
				$1,660,870
Series P (High Yield Series)
	Barclays Capital, Inc.	(1.25%) - 0.50%	Open Maturity	$595,050
	BofA Securities, Inc.	(1.25%)	Open Maturity	102,994
				$698,044

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Up to 30 days	Overnight and Continuous	Total
Series E (Total Return Bond Series)	Corporate Bonds	$833,532	$—	$833,532
	Federal Agency Bonds	827,338	—	827,338
Gross amount of recognized liabilities for reverse repurchase agreements		$1,660,870	$—	$1,660,870

Series P (High Yield Series)	Corporate Bonds	$—	$698,044	$698,044
Gross amount of recognized liabilities for reverse repurchase agreements		$—	$698,044	$698,044

Note 13 – Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed a response to plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

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On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. On June 22, 2020, the Court scheduled oral argument to occur on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus–Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 14 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in the Funds are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 15 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series) (“Series A”)

● Series D (World Equity Income Series) (“Series D”)

● Series F (Floating Rate Strategies Series) (“Series F”)

● Series N (Managed Asset Allocation Series) (“Series N”)

● Series P (High Yield Series) (“Series P”)

● Series V (SMid Cap Value Series) (“Series V”)

● Series Y (StylePlus—Large Growth Series) (“Series Y”)

● Series B (Large Cap Value Series) (“Series B”)

● Series E (Total Return Bond Series) (“Series E”)

● Series J (StylePlus—Mid Growth Series) (“Series J”)

● Series O (All Cap Value Series) (“Series O”)

● Series Q (Small Cap Value Series) (“Series Q”)

● Series X (StylePlus—Small Growth Series) (“Series X”)

● Series Z (Alpha Opportunity Series) (“Series Z”)

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OTHER INFORMATION (Unaudited)(continued)

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of: (i) Series A; (ii) Series B; (iii) Series D; (iv) Series E; (v) Series J; (vi) Series N; (vii) Series O; (viii) Series P; (ix) Series Q; (x) Series V; (xi) Series X; (xii) Series Y; and (xiii) Series Z (collectively, the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F (the “GPIM-Advised Fund” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”).1 (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Advisers regularly provide investment research, advice and supervision, along with a continuous investment program for the Funds, and direct the purchase and sale of securities and other investments for each Fund’s portfolio.

Each of the Advisory Agreements continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Series F and Series Z were the same as the performance universe constituent funds due to each Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

[1]

The investment advisory agreements pertaining to the SI-Advised Funds and the investment advisory agreement pertaining to the GPIM-Advised Fund are each referred to herein as an “Advisory Agreement” and together, the “Advisory Agreements.” In addition, unless the context indicates otherwise, Security Investors, with respect to its service as investment adviser to the SI-Advised Funds, and GPIM as to the GPIM-Advised Fund, are each referred to herein as an “Adviser” and together, the “Advisers.”

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreements at a meeting of the Board held by videoconference on May 18, 2020.

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OTHER INFORMATION (Unaudited)(continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional annual term.

Nature, Extent and Quality of Services Provided by Each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain updated performance information as of March 31, 2020.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods for those Funds with circumstances in which recent enhancements had been made to the portfolio management processes or techniques employed for a Fund. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the relevant periods considered.

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OTHER INFORMATION (Unaudited)(continued)

In addition, the Committee made the following observations:

Series B (Large Cap Value Series): The Fund’s returns ranked in the 40th and 78th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to the Fund’s overweight exposure to value stocks relative to its peers, driven by the Fund’s disciplined, Delta-Y-based investment process. The Committee considered the Fund’s competitive performance over the five-year time period, noting management’s statement that such performance was due to the implementation of Compass, a stock selection tool, in August 2014. The Committee also took into account management’s statement that the investment team was expanded and given enhanced tools and flexibility in 2019 to construct portfolios that harness Guggenheim’s security selection capabilities with better control of factor risks. The Committee noted that, although as of March 31, 2020 the performance rankings for the Fund had not improved, the implementation of Compass had resulted in improved performance for other funds in the Guggenheim fund complex.

Series D (World Equity Income Series): The Fund’s returns ranked in the 64th and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to its emphasis on producing a high level of dividend income during a period in which dividend-paying stocks underperformed broader equity indices. The Committee noted management’s statement that the Fund’s peer group, as identified by FUSE, consists of funds that invest in global equities without a particular focus on dividend income, whereas the Fund performed competitively over the three-year time period when compared to management’s internal peer group, which utilizes the Lipper Global Equity Income peer group. The Committee took into account management’s statement that, in early 2020, the investment team revised the investment process for the Fund to allow greater flexibility to employ Guggenheim’s fundamental factor and sector models to generate alpha, which is expected to improve performance. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings had improved to the 47th and 56th percentiles, respectively, and that one-year performance ranked in the 58th percentile.

Series J (StylePlus—Mid Growth Series): The Fund’s returns ranked in the 68th and 83rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was attributable to the Fund’s defensively-positioned portfolio, in particular its holdings in Guggenheim’s Enhanced Strategy funds that were defensively positioned beginning in 2018, reflecting Guggenheim’s market views, as well as the Fund’s style tilt to value-oriented, lower-growth companies. The Committee noted that, as of March 31, 2020, the three-year performance ranking had improved to the 78th percentile, while the five-year performance ranking had not improved, ranking in the 71st percentile.

Series O (All Cap Value Series): The Fund’s returns ranked in the 32nd and 80th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to the Fund’s overweight exposure to value stocks relative to its peers, driven by the Fund’s disciplined, Delta-Y-based investment process. The Committee considered the Fund’s competitive performance over the five-year time period, noting management’s statement that such performance was due to the implementation of Compass, a stock selection tool, in August 2014. The Committee also took into account management’s statement that the investment team was expanded and given enhanced tools and flexibility in 2019 to construct portfolios that harness Guggenheim’s security selection capabilities with better control of factor risks. The Committee noted that, although as of March 31, 2020 the performance rankings for the Fund had not improved, the implementation of Compass had resulted in improved performance for other funds in the Guggenheim fund complex.

Series P (High Yield Series): The Fund’s returns ranked in the 56th and 93rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to the Fund’s defensive positioning that was implemented beginning in 2018, notably an underweight in credit risks and a lower duration and average maturity, reflecting Guggenheim’s market views. The Committee took into account management’s statement that the investment team believes that a defensive approach is warranted, in light of the team’s view that credit fundamentals are deteriorating and markets remain disproportionately tight, and that more attractive risk-adjusted returns will be realized when volatility and downside risk increases. The Committee noted that, as of March 31, 2020, the three-year performance ranking had improved to the 86th percentile, while the five-year performance ranking had not improved, ranking in the 58th percentile.

Series Q (Small Cap Value Series): The Fund’s returns ranked in the 76th and 73rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s overweight exposure to value stocks relative to its peers, driven

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OTHER INFORMATION (Unaudited)(continued)

by the Fund’s disciplined, Delta-Y-based investment process. The Committee considered the Fund’s competitive performance in 2019. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings had improved to the 30th and 33rd percentiles, respectively.

Series X (StylePlus—Small Growth Series): The Fund’s returns ranked in the 71st and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was attributable to the Fund’s defensively-positioned portfolio, in particular its holdings in Guggenheim’s Enhanced Strategy funds that were defensively positioned beginning in 2018, reflecting Guggenheim’s market views, as well as the Fund’s style tilt to value-oriented, lower-growth companies. The Committee noted that, as of March 31, 2020, the three-year performance ranking had improved to the 79th percentile, while the five-year performance ranking had not improved, ranking in the 80th percentile.

Series Z (Alpha Opportunity Series): The Fund’s returns ranked in the 100th percentile of its performance universe for the five-year and three-year periods ended December 31, 2019. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily due to the Fund’s beta profile and fundamental factor tilts. The Committee noted management’s statement that the Fund’s lower beta profile to broad market U.S. equities relative to its peers, high positive allocation to value and short on growth, and negative sector exposures to well-performing sectors have detracted from investment performance. The Committee took into account management’s statement that, since October 2016, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and more recently adding a macro overlay to better incorporate Guggenheim’s market views. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings had improved to the 73rd and 86th percentiles, respectively, and that one-year performance ranked in the 54th percentile. The Committee also considered Guggenheim’s statement that it continues to conduct ongoing research into potential enhancements to improve the Fund’s performance, but is not currently contemplating any changes to the Fund’s portfolio construction process in the near term.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by Each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, including the personnel involved, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the applicable Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the entrepreneurial, legal and regulatory risks it faces when offering the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the fourth quartile (100th percentile) of its peer group. The Fund’s net effective management fee ranks in the first quartile (1st percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group. The Committee noted that the Fund’s net effective management fee reflects a waiver in place for the Fund and that there were no management fee waivers in place for any of the peer funds. The Committee considered the Adviser’s statement explaining the higher fees and expenses that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the Fund’s strong investment performance for the since-inception and five-year periods ended December 31, 2019. The Committee also considered that the peer group is limited in size and is comprised of only five funds. In addition, the Committee took into account the Adviser’s statement that the Fund’s currently effective expense limitation agreement with the Adviser is intended to limit the impact of the Fund’s small size.

Series O (All Cap Value Series): The Fund’s contractual advisory fee ranks in the fourth quartile (79th percentile) of its peer group. The Committee considered that the Fund’s net effective management fee and total net expense ratio each rank in the first quartile (14th and 21st percentiles, respectively) of its peer group. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series P (High Yield Series): The Fund’s contractual advisory fee and net effective management fee each rank in the first quartile (20th and 7th percentiles, respectively) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (80th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher expenses that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the Fund’s strong investment performance for the since-inception period ended December 31, 2019. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series Z (Alpha Opportunities Series): The Fund’s contractual advisory fee ranks in the third quartile (75th percentile) of its peer group. The Fund’s net effective management fee ranks in the first quartile (1st percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile). The Committee considered the Adviser’s statement explaining the higher expenses that the Fund employs a sophisticated quantitative methodology that seeks to generate absolute returns through factor and stock selection with minimal market exposure. The Committee also took into account the Adviser’s statement that the Fund’s currently effective expense limitation agreement with the Adviser is intended to limit the impact of the Fund’s small size. The Committee noted that the Fund’s size is the smallest of its peer group and the Fund’s other operating expenses are the highest of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

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OTHER INFORMATION (Unaudited)(concluded)

The Committee also considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Advisers derive any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Advisers may benefit from certain economies of scale and synergies, such as enhanced visibility of the Advisers, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding the amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term.

166 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Retired Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Guggenheim Variable Funds Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)      A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 8, 2020

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 8, 2020

*	Print the name and title of each signing officer under his or her signature.